                                            Registration Statement No. 333-70657
                                                                       811-08225

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                      Post-Effective Amendment No. 4 to the
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       And
                         Post-Effective Amendment No. 14
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           ---------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b) of Rule 485.
  X        on May 1, 2002 pursuant to paragraph (b) of Rule 485.
____
____       60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____       on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____      this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Travelers Vintage XTRA Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Vintage XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium (“purchase payments”) and any associated purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM Variable Insurance Funds	Smith Barney Investment Series
AIM V.I. Premier Equity Fund – Series I(1)	Smith Barney Large Cap Core Portfolio
Alliance Variable Product Series Fund, Inc.	Smith Barney Premier Selections All Cap Growth Portfolio
Growth and Income Portfolio – Class B	The Travelers Series Trust
Premier Growth Portfolio Class B	Equity Income Portfolio
American Variable Insurance Trust	Large Cap Portfolio
Global Growth-Fund Class 2	MFS Emerging Growth Portfolio
Growth Fund-Class 2	MFS Research Portfolio
Growth-Income Fund- Class2	Travelers Series Fund Inc.
Franklin Templeton Variable Insurance Products Trust	AIM Capital Appreciation Portfolio
Franklin Small Cap Fund – Class 2	Alliance Growth Portfolio
Mutual Shares Securities Fund – Class 2	MFS Total Return Portfolio
Templeton Foreign Securities Fund – Class 2(2)	Smith Barney Aggressive Growth Portfolio
Greenwich Street Series Fund	Smith Barney High Income Portfolio
Appreciation Portfolio	Smith Barney International All Cap Growth Portfolio
Diversified Strategic Income Portfolio	Smith Barney Large Capitalization Growth Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney Large Cap Value Portfolio
Fundamental Value Portfolio(	Smith Barney Mid Cap Core Portfolio
Janus Aspen Series	Smith Barney Money Market Portfolio
Aggressive Growth Portfolio – Service Shares	Travelers Managed Income Portfolio
PIMCO Variable Insurance Trust	Van Kampen Enterprise Portfolio
Total Return Portfolio — Administrative Class(3)	Van Kampen Life Investment Trust
Putnam Variable Trust	Emerging Growth Portfolio
Putnam VT International Growth Fund — Class IB Shares	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund – Class IB	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam VT Voyager II Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Salomon Brothers Variable Series Fund Inc.	Contrafund® Portfolio — Service Class
Capital Fund	Variable Insurance Products Fund III (Fidelity)
Investors Fund	Mid Cap Portfolio — Service Class 2
Small Cap Growth Fund

(1)	formerly AIM V.I. Value Fund

(2)	formerly Templeton International Securities Fund

(3)	formerly Total Return Bond Fund

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

Index of Special Terms	2	Annuity Options	35
Summary	3	Variable Liquidity Benefit	36
Fee Table	6	Miscellaneous Contract Provisions	36
Condensed Financial Information	18	Right to Return	36
The Annuity Contract	18	Termination	36
Contract Owner Inquiries	18	Required Reports	36
Purchase Payments	18	Suspension of Payments	37
Purchase Payment Credits	18	The Separate Accounts	37
Accumulation Units	19	Performance Information	37
The Variable Funding Options	19	Federal Tax Considerations	38
The Fixed Account	23	General Taxation of Annuities	38
Charges and Deductions	23	Types of Contracts: Qualified or Nonqualified	38
General	23	Nonqualified Annuity Contracts	39
Withdrawal Charge	24	Qualified Annuity Contracts	39
Free Withdrawal Allowance	24	Penalty Tax for Premature Distributions	40
Transfer Charge	24	Diversification Requirements for
Administrative Charges	24	Variable Annuities	40
Mortality and Expense Risk Charge	25	Ownership of the Investments	40
Variable Funding Option Expenses	25	Mandatory Distributions for Qualified Plans	40
Premium Tax	25	Taxation of Death Benefit Proceeds	40
Changes in Taxes Based Upon Premium or Value	25	Other Information	41
Transfers	25	The Insurance Companies	41
Dollar Cost Averaging	26	Financial Statements	41
Access to Your Money	27	Distribution of Variable Annuity Contracts	41
Systematic Withdrawals	27	Conformity with State and Federal Laws	41
Ownership Provisions	28	Voting Rights	41
Types of Ownership	28	Legal Proceedings and Opinions	42
Contract Owner	28	The Travelers Insurance Company	42
Beneficiary	28	The Travelers Life and Annuity Company	42
Annuitant	28	Appendix A: Condensed Financial
Death Benefit	29	Information for The Travelers Insurance
Death Proceeds Before the Maturity Date	29	Company: Separate Account BD III	A-1
Payment of Proceeds	30	Appendix B: Condensed Financial
Death Proceeds After the Maturity Date	33	Information for The Travelers Life and Annuity
The Annuity Period	33	Company: Separate Account BD IV	B-1
Maturity Date	33	Appendix C: The Fixed Account	C-1
Allocation of Annuity	34	Appendix D: Waiver of Withdrawal Charge
Variable Annuity	34	for Nursing Home Confinement	D-1
Fixed Annuity	35	Appendix E : Contents of the Statement of
Payment Options	35	Additional Information	E-1
Election of Options	35

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	19	Death Report Date	29
Accumulation Period	19	Joint Owner	28
Annuitant	28	Maturity Date	33
Annuity Payments	33	Modified Purchase Payment	30
Annuity Unit	19	Net Investment Rate	34
Cash Surrender Value	27	Purchase Payment	18
Contingent Annuitant	28	Purchase Payment Credit	18
Contract Date	18	Rider Effective Date	30
Contract Owner	28	Underlying Fund	19
Contract Value	18	Variable Funding Option(s)	19
Contract Year	18	Written Request	18
Fixed Account	C-1

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Summary:
Travelers Vintage XTRA Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds) minus any purchase payment credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment minus any purchase payment credits. During the

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remainder of the right to return period, we will refund your contract value (including charges we assessed) minus any purchase payment credits. We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40.. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death

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benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Purchase Payment Credits. For each payment you make during the first contract year, we will add a credit to your contract value. We will determine the amount of the credit based on the greater age of the contract owner or the annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the additional expenses attributable to the credits may offset the amount of the purchase payment credit.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
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FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments and any associated purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 8% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

  Transfer Charge..........................................................................................0
  (we reserve the right to charge $10.00 on any transfers which exceed 12 per year)

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit With E.S.P.		Standard Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.40%
Total Separate Account Charges	1.60%

Enhanced Death Benefit With E.S.P.		Enhanced Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.45%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.60%
Total Separate Account Charges	1.80%

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Other Annual Charges

Annual Contract Administrative Charge	$40
(Waived if contract value is $100,000 or more)

Variable Funding Option Expenses:
(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	0.60%	-	0.25%	0.85%(1)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio - Class B*	1.00%	0.25%	0.04%	1.29%
American Variable Insurance Series
Global Growth Fund - Class 2*	0.66%	0.25%	0.04%	0.95%
Growth Fund - Class 2*	0.37%	0.25%	0.01%	0.63%
Growth-Income Fund - Class 2*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2*	0.45%	0.25%	0.31%	1.01%(2)
Mutual Shares Securities Fund - Class 2*	0.60%	0.25%	0.19%	1.04%(3)
Templeton Foreign Securities Fund - Class 2*	0.68%	0.25%	0.22%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	-	0.02%	0.77%(5)
Diversified Strategic Income Portfolio	0.65%	-	0.11%	0.76%(5)
Equity Index Portfolio - Class II Shares*	0.21%	0.25%	0.03%	0.49%(5)
Fundamental Value Portfolio	0.75%	-	0.02%	0.77%(5)
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares*	0.65%	0.25%	0.02%	0.92%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	-	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund - Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund - Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	-	0.17%	1.00%(7)
Investors Fund	0.70%	-	0.12%	0.82%(8)
Small Cap Growth Fund	0.75%	-	0.72%	1.47%(9)
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	-	0.18%	0.93%(14)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	-	0.20%	0.95%(10)
The Travelers Series Trust
Equity Income Portfolio	0.75%	-	0.04%	0.79%(11)
Large Cap Portfolio	0.75%	-	0.04%	0.79%(12)
MFS Emerging Growth Portfolio	0.75%	-	0.14%	0.89%
MFS Research Portfolio	0.80%	-	0.12%	0.92%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	-	0.03%	0.83%(14)
Alliance Growth Portfolio	0.80%	-	0.02%	0.82%(14)
MFS Total Return Portfolio	0.80%	-	0.03%	0.83%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	-	0.04%	0.84%(14)
Smith Barney High Income Portfolio	0.60%	-	0.07%	0.67%(14)
Smith Barney International All Cap Growth Portfolio	0.90%	-	0.10%	1.00%(14)
Smith Barney Large Cap Value Portfolio	0.65%	-	0.02%	0.67%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	-	0.03%	0.78%(14)
Smith Barney Mid Cap Core Portfolio	0.75%	-	0.20%	0.95%(13)
Smith Barney Money Market Portfolio	0.50%	-	0.03%	0.53%(14)
Travelers Managed Income Portfolio	0.65%	-	0.03%	0.68%(14)
Van Kampen Enterprise Portfolio	0.70%	-	0.04%	0.74%(14)
Van Kampen Life Investment Trust
Emerging Growth Portfolio	0.70%	-	0.06%	0.76%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	-	0.15%	0.90%(15)
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class*	0.58%	0.10%	0.06%	0.74%(16)
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2*	0.58%	0.25%	0.05%	0.88%(17)

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	As of May 1, 2001 Fund is closed to new investors. It is anticipated Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

(1)	Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund - Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

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(3)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(4)	The Fund's Class 2 distribution plan or ""rule 12b-1 plan"" is described in the Fund's prospectus. For the Franklin Small Cap Fund and Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(9)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(10)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(13)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end). If such fees were not waived the actual expense ratio would have been 0.96%.

(14)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class would have been 0.78%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

9

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 5%. The examples also assume that the $40 annual contract administrative charge is equivalent to 0.028% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	101	157	202	281	25	77	132	281
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	102	159	205	288	26	79	135	288
Premier Growth Portfolio - Class B	106	170	224	324	29	90	154	324
American Variable Insurance Series
Global Growth Fund - Class 2	102	160	207	291	26	80	137	291
Growth Fund - Class 2	99	151	191	259	23	71	121	259
Growth-Income Fund - Class 2	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	103	162	210	297	27	82	140	297
Mutual Shares Securities Fund - Class 2	103	163	211	300	27	83	141	300
Templeton Foreign Securities Fund - Class 2	104	166	217	311	28	86	147	311
Greenwich Street Series Fund
Appreciation Portfolio	100	155	198	273	24	75	128	273
Diversified Strategic Income Portfolio	100	154	197	272	24	74	127	272
Equity Index Portfolio - Class II Shares	98	146	184	245	21	66	114	245
Fundamental Value Portfolio	100	155	198	273	24	75	128	273
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	102	159	205	288	26	79	135	288
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	261	23	71	122	261
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	105	167	219	315	28	87	149	315
Putnam VT Small Cap Value Fund - Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund - Class IB Shares	110	183	244	364	34	103	174	364
Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	209	296	27	82	139	296
Investors Fund	101	156	200	278	25	76	130	278
Small Cap Growth Fund	107	176	232	341	31	96	162	341
10

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1year	3years	5years	10years	1year	3years	5years	10years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	102	160	206	289	26	80	136	289
Smith Barney Premier Selections All Cap Growth Portfolio	102	160	207	291	26	80	137	291
The Travelers Series Trust
Equity Income Portfolio	101	155	199	275	24	75	129	275
Large Cap Portfolio	101	155	199	275	24	75	129	275
MFS Emerging Growth Portfolio	102	158	204	285	25	78	134	285
MFS Research Portfolio	102	159	205	288	26	79	135	288
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	279	25	77	131	279
Alliance Growth Portfolio	101	156	200	278	25	76	130	278
MFS Total Return Portfolio	101	157	201	279	25	77	131	279
Smith Barney Aggressive Growth Portfolio	101	157	201	280	25	77	131	280
Smith Barney High Income Portfolio	99	152	193	263	23	72	123	263
Smith Barney International All Cap Growth Portfolio	103	162	209	296	27	82	139	296
Smith Barney Large Cap Value Portfolio	99	152	193	263	23	72	123	263
Smith Barney Large Capitalization Growth Portfolio	101	155	198	274	24	75	128	274
Smith Barney Mid Cap Core Portfolio	102	160	207	291	26	80	137	291
Smith Barney Money Market Portfolio	98	148	186	249	22	68	116	249
Travelers Managed Income Portfolio	100	152	193	264	23	72	123	264
Van Kampen Enterprise Portfolio	100	154	196	270	24	74	126	270
Van Kampen Life Investment Trust
Emerging Growth Portfolio	100	154	197	272	24	74	127	272
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	102	159	204	286	26	79	134	286
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	100	154	196	270	24	74	126	270
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	102	158	203	284	25	78	133	284
11

EXAMPLE: STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	99	151	192	261	23	71	122	261
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	100	153	195	268	24	73	125	268
Premier Growth Portfolio - Class B	104	164	214	305	27	84	144	305
American Variable Insurance Series
Global Growth Fund - Class 2	100	154	197	271	24	74	127	271
Growth Fund - Class 2	97	145	181	239	21	65	111	239
Growth-Income Fund - Class 2	97	144	179	236	21	64	109	236
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	101	156	200	277	25	76	130	277
Mutual Shares Securities Fund - Class 2	101	157	201	280	25	77	131	280
Templeton Foreign Securities Fund - Class 2	102	160	207	291	26	80	137	291
Greenwich Street Series Fund
Appreciation Portfolio	98	149	188	253	22	69	118	253
Diversified Strategic Income Portfolio	98	148	187	252	22	68	117	252
Equity Index Portfolio - Class II Shares	96	140	174	224	19	60	104	224
Fundamental Value Portfolio	98	149	188	253	22	69	118	253
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	100	153	195	268	24	73	125	268
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	97	145	182	241	21	65	112	241
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	103	161	209	295	26	81	139	295
Putnam VT Small Cap Value Fund - Class IB Shares	104	166	217	311	28	86	147	311
Putnam VT Voyager II Fund - Class IB Shares	108	177	235	346	32	97	165	346
Salomon Brothers Variable Series Fund Inc.
Capital Fund	101	156	199	276	25	76	129	276
Investors Fund	99	150	190	258	23	70	120	258
Small Cap Growth Fund	105	170	223	322	29	90	153	322
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	100	154	196	269	24	74	126	269
Smith Barney Premier Selections All Cap Growth Portfolio	100	154	197	271	24	74	127	271
The Travelers Series Trust
Equity Income Portfolio	99	149	189	255	22	69	119	255
Large Cap Portfolio	99	149	189	255	22	69	119	255
MFS Emerging Growth Portfolio	100	152	194	265	23	72	124	265
MFS Research Portfolio	100	153	195	268	24	73	125	268
12

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	99	151	191	259	23	71	121	259
Alliance Growth Portfolio	99	150	190	258	23	70	120	258
MFS Total Return Portfolio	99	151	191	259	23	71	121	259
Smith Barney Aggressive Growth Portfolio	99	151	191	260	23	71	121	260
Smith Barney High Income Portfolio	97	146	183	243	21	66	113	243
Smith Barney International All Cap Growth Portfolio	101	156	199	276	25	76	129	276
Smith Barney Large Cap Value Portfolio	97	146	183	243	21	66	113	243
Smith Barney Large Capitalization Growth Portfolio	99	149	188	254	22	69	118	254
Smith Barney Mid Cap Core Portfolio	100	154	197	271	24	74	127	271
Smith Barney Money Market Portfolio	96	141	176	228	20	61	106	228
Travelers Managed Income Portfolio	98	146	183	244	21	66	113	244
Van Kampen Enterprise Portfolio	98	148	186	250	22	68	116	250
Van Kampen Life Investment Trust
Emerging Growth Portfolio	98	148	187	252	22	68	117	252
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	100	153	194	266	24	73	124	266
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	98	148	186	250	22	68	116	250
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	100	152	193	264	23	72	123	264
13

EXAMPLE: ENHANCED DEATH BENEFIT WITH ESP

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	103	163	212	301	27	83	142	301
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	104	165	215	308	28	85	145	308
Premier Growth Portfolio - Class B	108	176	233	343	31	96	163	343
American Variable Insurance Series
Global Growth Fund - Class 2	104	166	217	311	28	86	147	311
Growth Fund - Class 2	101	157	201	279	25	77	131	279
Growth-Income Fund – Class 2	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	105	168	220	316	29	88	150	316
Mutual Shares Securities Fund - Class 2	105	169	221	319	29	89	151	319
Templeton Foreign Securities Fund - Class 2	106	172	227	330	30	92	157	330
Greenwich Street Series Fund
Appreciation Portfolio	102	161	208	293	26	81	138	293
Diversified Strategic Income Portfolio	102	160	207	292	26	80	137	292
Equity Index Portfolio – Class II Shares	100	152	194	265	23	72	124	265
Fundamental Value Portfolio	102	161	208	293	26	81	138	293
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	104	165	215	308	28	85	145	308
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	101	157	202	281	25	77	132	281
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	107	173	229	333	30	93	159	333
Putnam VT Small Cap Value Fund - Class IB Shares	108	178	236	348	32	98	166	348
Putnam VT Voyager II Fund - Class IB Shares	112	189	254	382	36	109	184	382
Salomon Brothers Variable Series Fund Inc.
Capital Fund	105	168	219	315	29	88	149	315
Investors Fund	103	162	210	298	27	82	140	298
Small Cap Growth Fund	109	181	242	359	33	101	172	359
14

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	104	166	216	309	28	86	146	309
Smith Barney Premier Selections All Cap Growth Portfolio	104	166	217	311	28	86	147	311
The Travelers Series Trust
Equity Income Portfolio	103	161	209	295	26	81	139	295
Large Cap Portfolio	103	161	209	295	26	81	139	295
MFS Emerging Growth Portfolio	104	164	214	305	27	84	144	305
MFS Research Portfolio	104	165	215	308	28	85	145	308
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	103	163	211	299	27	83	141	299
Alliance Growth Portfolio	103	162	210	298	27	82	140	298
MFS Total Return Portfolio	103	163	211	299	27	83	141	299
Smith Barney Aggressive Growth Portfolio	103	163	211	300	27	83	141	300
Smith Barney High Income Portfolio	101	158	203	283	25	78	133	283
Smith Barney International All Cap Growth Portfolio	105	168	219	315	29	88	149	315
Smith Barney Large Cap Value Portfolio	101	158	203	283	25	78	133	283
Smith Barney Large Capitalization Growth Portfolio	103	161	208	294	26	81	138	294
Smith Barney Mid Cap Core Portfolio	104	166	217	311	28	86	147	311
Smith Barney Money Market Portfolio	100	154	196	269	24	74	126	269
Travelers Managed Income Portfolio	102	158	203	284	25	78	133	284
Van Kampen Enterprise Portfolio	102	160	206	290	26	80	136	290
Van Kampen Life Investment Trust
Emerging Growth Portfolio	102	160	207	292	26	80	137	292
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	104	165	214	306	28	85	144	306
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	102	160	206	290	26	80	136	290
Variable Insurance Products Fund III
Mid Cap Portfolio – Service Class 2	104	164	213	304	27	84	143	304
15

EXAMPLE: ENHANCED DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	101	157	202	281	25	77	132	281
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	102	159	205	288	26	79	135	288
Premier Growth Portfolio - Class B	106	170	224	324	29	90	154	324
American Variable Insurance Series
Global Growth Fund - Class 2	102	160	207	291	26	80	137	291
Growth Fund - Class 2	99	151	191	259	23	71	121	259
Growth-Income Fund - Class 2	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	103	162	210	297	27	82	140	297
Mutual Shares Securities Fund - Class 2	103	163	211	300	27	83	141	300
Templeton Foreign Securities Fund - Class 2	104	166	217	311	28	86	147	311
Greenwich Street Series Fund
Appreciation Portfolio	100	155	198	273	24	75	128	273
Diversified Strategic Income Portfolio	100	154	197	272	24	74	127	272
Equity Index Portfolio - Class II Shares	98	146	184	245	21	66	114	245
Fundamental Value Portfolio	100	155	198	273	24	75	128	273
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	102	159	205	288	26	79	135	288
PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class	99	151	192	261	23	71	122	261
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	105	167	219	315	28	87	149	315
Putnam VT Small Cap Value Fund - Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund - Class IB Shares	110	183	244	364	34	103	174	364
16

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	209	296	27	82	139	296
Investors Fund	101	156	200	278	25	76	130	278
Small Cap Growth Fund	107	176	232	341	31	96	162	341
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	102	160	206	289	26	80	136	289
Smith Barney Premier Selections All Cap Growth Portfolio	102	160	207	291	26	80	137	291
The Travelers Series Trust
Equity Income Portfolio	101	155	199	275	24	75	129	275
Large Cap Portfolio	101	155	199	275	24	75	129	275
MFS Emerging Growth Portfolio	102	158	204	285	25	78	134	285
MFS Research Portfolio	102	159	205	288	26	79	135	288
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	279	25	77	131	279
Alliance Growth Portfolio	101	156	200	278	25	76	130	278
MFS Total Return Portfolio	101	157	201	279	25	77	131	279
Smith Barney Aggressive Growth Portfolio	101	157	201	280	25	77	131	280
Smith Barney High Income Portfolio	99	152	193	263	23	72	123	263
Smith Barney International All Cap Growth Portfolio	103	162	209	296	27	82	139	296
Smith Barney Large Cap Value Portfolio	99	152	193	263	23	72	123	263
Smith Barney Large Capitalization Growth Portfolio	101	155	198	274	24	75	128	274
Smith Barney Mid Cap Core Portfolio	102	160	207	291	26	80	137	291
Smith Barney Money Market Portfolio	98	148	186	249	22	68	116	249
Travelers Managed Income Portfolio	100	152	193	264	23	72	123	264
Van Kampen Enterprise Portfolio	100	154	196	270	24	74	126	270
Van Kampen Life Investment Trust
Emerging Growth Portfolio	100	154	197	272	24	74	127	272
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	102	159	204	286	26	79	134	286
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	100	154	196	270	24	74	126	270
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	102	158	203	284	25	78	133	284
17

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage XTRA Annuity is a contract between the contract owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus simplifies many contract provisions to better communicate the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Purchase Payment Credits

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the contract owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

We will apply the purchase payment credit to the funding options in the same ratio as the applicable purchase payment.

18

We will deduct the purchase payment credit from any refunds made if:

(a)	you return your Contract during the right to return period (we will include any gains on the credit in the refund);

(b)	you (or the annuitant, with no contingent annuitant surviving) die during the first 12 months after we apply the credit; or

(c)	you surrender or terminate your Contract within 12 months after we apply the credit.

When we determine the amount of purchase payment credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

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Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio - Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through investments primarliy in dividend-paying common stocks of good quality.	Allicance Capital Management, L.P. ("Alliance")
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance
American Variable Insurance Series
Global Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies located around the world.	Capital Research and Management Company
Growth Fund - Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth and capital	Capital Research and Management Company
Growth-Income Fund — Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc
Mutual Shares Securities Fund - Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth The Fund will invest at least 89% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	High current income.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation by investing primarily in U.S. common stocks and other equity securities, typically of established companies with large market capitalization..	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital using a multi-manager approach investing in small, medium and large sized companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)

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Funding Option	Investment Objective	Investment Adviser/Subadviser
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of capital.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 price share.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation by investing primarily in a portfolio of securities consisting principally of common stocks.	TIA Subadviser: Van Kampen Asset Management Inc.
Van Kampen Life Investment Trust
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund Portfolio - Service Class	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts;
      the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
      the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
      administration of the annuity options available under the Contracts; and
      the distribution of various reports to contract owners.

Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
      sales and marketing expenses including commission payments to your Smith Barney Financial Consultant; and
      other costs of doing business.

Risks we assume include:

      that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
      that the amount of the death benefit will be greater than the contract value ; and
      that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any associated purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any associated purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any associated purchase payment credits to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment and any associated purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments and associated credits are distributed:

    ·   due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

    ·   under the Managed Distribution Program; or

    ·   under the Nursing Home Confinement provision (as described in Appendix D).

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Accout or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $100,000.

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We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each variable funding option.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.  Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
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      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

  2.  Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

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The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the Fixed Account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

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OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant’s death;
    the contingent annuitant becomes the annuitant; and
    all other rights and benefits will continue in effect.

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

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DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal or beneficiary contract continuation (“death report date).

For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

(1)	your contract value, less any purchase payment credits we applied within 12 months of the death; or

(2)	the total purchase payments you made under the Contract.

Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

(1)	your contract value, less any purchase payment credits we applied within 12 months of the death;

(2)	the total purchase payments; or

(3)	the “step-up value” as described below.

Step-Up Value. The step-up value will initially equal the contract value on the first anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal, less any purchase payment credits applied within 12 months of the death.

For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

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Enhanced Stepped-Up Provision ("E.S.P."). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

                  50,000 X (10,000/55,000) = 9,090

You new modified purchase payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

                  50,000 X (10,000/30,000) = 16,666

Your new modified purchase payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Non-Spousal Joint Owner (who is the annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the annuitant)	The beneficiary (ies) or, if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract. A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary who may elect to continue the Contract.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant the beneficiary elects to continue the Contract rather than receive the distribution. Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

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    Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.
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Spousal Contract Continuance (Subject to Availability - Does Not Apply if a Non-Spouse is a Joint Owner) Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

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Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued Contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

  transfer ownership;
  take a loan; or
  make additional purchase payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. The E.S.P. option is not available to a beneficiary who has continued the Contract under this provision. All other fees and charges applicable to the original contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection

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any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 ½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performa nce, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

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Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) minus any purchase payment credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment minus any purchase payment credits in full; during the remainder of the right to return period, we will refund the contract value (including charges) minus any purchase payment credits.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value (less any purchase payment credits applied within 12 months of termination) less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance poli cy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the

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annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

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Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

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Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed

40

in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting

41

instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

42

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.885	0.884	—	—	—	—
Number of units outstanding at end of year	421,659	227,887	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.884	0.883	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127	1.000	1.000
Unit Value at end of year	0.753	0.750	0.925	0.923	1.127	1.127
Number of units outstanding at end of year	892,135	1,129,808	96,323	286,366	76,688	96,188
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.749	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
American Variable Insurance Series
Global Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.041	1.039	1.301	1.301	1.000	1.000
Unit Value at end of year	0.880	0.877	1.041	1.039	1.301	1.301
Number of units outstanding at end of year	358,085	953,012	4,990	106,123	—	35,494
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.879	0.875	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Growth Fund — Class 2 (12/99)
Unit Value at beginning of year	1.220	1.217	1.184	1.183	1.000	1.000
Unit Value at end of year	0.984	0.980	1.220	1.217	1.184	1.183
Number of units outstanding at end of year	537,903	1,418,434	112,468	279,453	—	32,012
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.983	0.978	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Growth-Income Fund Class 2 (3/00)
Unit Value at beginning of year	1.098	1.095	1.000	1.000	—	—
Unit Value at end of year	1.110	1.105	1.098	1.095	—	—
Number of units outstanding at end of year	343,429	1,207,066	—	158,718	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.109	1.104	—	—	—	—
Number of units outstanding at end of year	—	8,328	—	—	—	—
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund Class 2 (4/00)
Unit Value at beginning of year	0.965	0.963	1.000	1.000	—	—
Unit Value at end of year	0.807	0.803	0.965	0.963	—	—
Number of units outstanding at end of year	194,095	386,790	—	19,259	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.802	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Templeton International Securities Fund Class 2 (4/00)
Unit Value at beginning of year	1.068	1.065	1.000	1.000	—	—
Unit Value at end of year	0.884	0.881	1.068	1.065	—	—
Number of units outstanding at end of year	49,286	96,122	—	15,014	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.883	0.879	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Greenwich Street Series Securities Fund
Appreciation Portfolio (4/00)(1)
Unit Value at beginning of year	1.025	1.023	1.000	1.000	—	—
Unit Value at end of year	0.971	0.966	1.025	1.023	—	—
Number of units outstanding at end of year	430,775	456,140	—	27,890	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.969	0.965	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Diversified Strategic Income Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.030	1.026	—	—	—	—
Number of units outstanding at end of year	155,980	214,616	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.029	1.024	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001			Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard		Enhanced	Standard	Enhanced	Standard	Enhanced

Equity Index Portfolio Class II (5/01)
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.822		0.818	—	—	—	—
Number of units outstanding at end of year	1,012,410		923,288	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.820		0.817	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—
Fundamental Value Portfolio (4/01)
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	1.163		1.158	—	—	—	—
Number of units outstanding at end of year	422,215		668,636	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	1.161		1.157	—	—	—	—
Number of units outstanding at end of year	—		—	—	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674		0.673	1.000	1.000	—	—
Unit Value at end of year	0.401		0.400	0.674	0.673	—	—
Number of units outstanding at end of year	130,619		587,522	—	16,276	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.401		0.399	—	—	—	—
Number of units outstanding at end of year	—		—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.053	1.051	—	—	—	—
Number of units outstanding at end of year	1,027,250	1,184,780	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.051	1.050	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.857	0.856	—	—	—	—
Number of units outstanding at end of year	172,126	167,986	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.856	0.855	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.087	—	—	—	—
Number of units outstanding at end of year	218,519	219,720	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.086	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.806	0.805	—	—	—	—
Number of units outstanding at end of year	90,017	20,854	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.804	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (4/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.209	1.204	—	—	—	—
Number of units outstanding at end of year	894,987	1,352,966	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.203	—	—	—	—
Number of units outstanding at end of year	—	7,692	—	—	—	—
Investors Fund (5/01) (2)
Unit Value at beginning of year	1,000	1,000	—	—	—	—
Unit Value at end of year	1.089	1.084	—	—	—	—
Number of units outstanding at end of year	505,781	688,342	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.083	—	—	—	—
Number of units outstanding at end of year	—	8,469	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.278	1.272	—	—	—	—
Number of units outstanding at end of year	166,046	396,736	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.276	1.270	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	1.000	1.000	—	—	—	—
Unit Value at beginning of year	0.894	0.893	—	—	—	—
Unit Value at end of year	12,958	18,365	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.891	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	3,327	38,292	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.892	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

The Travelers Series Trust
Equity Income Portfolio (4/00)
Unit Value at beginning of year	1.133	1.130	1.000	1.000	—	—
Unit Value at end of year	1.043	1.038	1.133	1.130	—	—
Number of units outstanding at end of year	1,567,213	1,262,895	197,368	12,212	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.041	1.037	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125	1.000	1.000
Unit Value at end of year	0.774	0.771	0.949	0.947	1.126	1.125
Number of units outstanding at end of year	201,210	435,079	72,389	9,529	7,030	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.773	0.769	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.128	1.126	1.000	1.000	—	—
Unit Value at end of year	0.710	0.707	1.128	1.126	—	—
Number of units outstanding at end of year	376,108	495,736	99,230	52,455	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.709	0.706	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Research Portfolio (8/00)
Unit Value at beginning of year	1.057	1.055	1.000	1.000	—	—
Unit Value at end of year	0.808	0.805	1.057	1.055	—	—
Number of units outstanding at end of year	253,154	193,579	8,995	12,368	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.807	0.803	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.864	0.863	—	—	—	—
Number of units outstanding at end of year	53,578	186,705	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.863	0.862	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149	1.000	1.000
Unit Value at end of year	0.792	0.788	0.927	0.925	1.149	1.149
Number of units outstanding at end of year	1,087,180	936,287	50,352	40,615	11,645	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.790	0.787	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Total Return Portfolio (6/00)
Unit Value at beginning of year	1.153	1.151	1.000	1.000	—	—
Unit Value at end of year	1.137	1.132	1.153	1.151	—	—
Number of units outstanding at end of year	1,997,966	2,348,284	99,711	62,642	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.131	—	—	—	—
Number of units outstanding at end of year	—	7,931	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Aggressive Growth Portfolio (12/99)
Unit Value at beginning of year	1.381	1.377	1.210	1.209	1.000	1.000
Unit Value at end of year	1.306	1.300	1.381	1.377	1.210	1.209
Number of units outstanding at end of year	986,917	1,820,456	174,362	10,437	66,995	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.304	1.298	—	—	—	—
Number of units outstanding at end of year	—	7,100	—	—	—	—
Smith Barney High Income Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.873	0.870	—	—	—	—
Number of units outstanding at end of year	100,742	305,604	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.872	0.868	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney International All Cap Growth Portfolio (4/00)
Unit Value at beginning of year	0.924	0.922	1.000	1.000	—	—
Unit Value at end of year	0.627	0.624	0.924	0.922	—	—
Number of units outstanding at end of year	252,361	130,148	118,688	95,051	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.626	0.623	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Large Capitalization Growth Portfolio (11/99)
Unit Value at beginning of year	1.000	0.998	1.090	1.090	1.000	1.000
Unit Value at end of year	0.863	0.859	1.000	0.998	1.090	1.090
Number of units outstanding at end of year	318,778	1,026,339	28,368	48,107	11,616	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.861	0.858	—	—	—	—
Number of units outstanding at end of year	—	10,832	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/99)
Unit Value at beginning of year	1.114	1.111	0.998	0.998	1.000	1.000
Unit Value at end of year	1.008	1.004	1.114	1.111	0.998	0.998
Number of units outstanding at end of year	296,057	657,150	—	71,969	—	46,952
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.002	—	—	—	—
Number of units outstanding at end of year	—	26,626	—	—	—	—
Smith Barney Mid Cap Core Portfolio (11/99)
Unit Value at beginning of year	1.355	1.352	1.166	1.165	1.000	1.000
Unit Value at end of year	1.203	1.198	1.355	1.352	1.166	1.165
Number of units outstanding at end of year	253,170	544,002	8,807	53,126	4,746	36,659
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.201	1.196	—	—	—	—
Number of units outstanding at end of year	—	22,991	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Money Market Portfolio (7/00)
Unit Value at beginning of year	1.052	1.049	1.000	1.000	—	—
Unit Value at end of year	1.075	1.071	1.052	1.049	—	—
Number of units outstanding at end of year	353,751	1,230,681	—	9,253	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.074	1.069	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Travelers Managed Income Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.116	1.112	—	—	—	—
Number of units outstanding at end of year	99,793	211,077	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.110	—	—	—	—
Number of units outstanding at end of year	—	8,027	—	——	—	—
Van Kampen Enterprise Portfolio (8/00)
Unit Value at beginning of year	0.970	0.967	1.000	1.000	—	—
Unit Value at end of year	0.753	0.749	0.970	0.967	—	—
Number of units outstanding at end of year	10,867	89,971	—	5,038	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.748	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.234	1.231	1.000	1.000	—	—
Unit Value at end of year	0.834	0.830	1.234	1.231	—	—
Number of units outstanding at end of year	275,388	355,795	6,477	70,059	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.832	0.829	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
CONDENSED FINANCIAL INFORMATION

TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.945	0.944	—	—	—	—
Number of units outstanding at end of year	—	5,693	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.944	0.943	—	—	—	—
Number of units outstanding at end of year	—	—	—		—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class (12/99)
Unit Value at beginning of year	1.047	1.045	1.138	1.138	1.000	1.000
Unit Value at end of year	0.905	0.901	1.047	1.045	1.138	1.138
Number of units outstanding at end of year	73,693	103,317	64,462	2,548	64,462	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.903	0.900	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

______________

*	Fund name has changed – see prospectus.

(1)	As a result of a merger in 2001, Appreciation Portfolio received the assets and stated liabilities of Variable Annuity Portfolios: CitiSelect VIP Folio 200 Conservative and Variable Annuity Portfolios: CitiSelect VIP Folio 300 Balanced.

(2)	As a result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Any funds not listed above were not yet available as of December 31, 2001.

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)*						—
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.885	0.884	—	—	—	—
Number of units outstanding at end of year	772,623	672,046	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.884	0.883	—	—	—	—
Number of units outstanding at end of year	38,368	241,785	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127	1.000	1.000
Unit Value at end of year	0.753	0.750	0.925	0.923	1.127	1.127
Number of units outstanding at end of year	30,657,551	29,036,888	26,711,914	285,034,508	2,118,594	5,273,207
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.749	—	—	—	—
Number of units outstanding at end of year	472,388	2,203,655	—	—	—	—
American Variable Insurance Series
Global Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.041	1.039	1.301	1.301	1.000	1.000
Unit Value at end of year	0.880	0.877	1.041	1.039	1.301	1.301
Number of units outstanding at end of year	10,783,871	18,176,320	9,193,213	17,191,023	496,228	1,335,904
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.879	0.875	—	—	—	—
Number of units outstanding at end of year	39,649	1,544,419	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.220	1.217	1.184	1.183	1.000	1.000
Unit Value at end of year	0.984	0.980	1.220	1.217	1.184	1.183
Number of units outstanding at end of year	24,168,621	38,023,813	17,763,993	27,954,276	790,492	4,513,981
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.983	0.978	—	—	—	—
Number of units outstanding at end of year	507,376	4,340,090	—	—	—	—
Growth-Income Fund — Class 2 (11/99)
Unit Value at beginning of year	1.098	1.095	1.031	1.031	1.000	1.000
Unit Value at end of year	1.110	1.105	1.098	1.095	1.031	1.031
Number of units outstanding at end of year	17,618,589	27,111,322	10,615,411	18,696,964	1,022,054	2,847,709
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.109	1.104	—	—	—	—
Number of units outstanding at end of year	176,771	2,553,991	—	—	—	—
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund Class 2 (11/99)
Unit Value at beginning of year	0.965	0.963	1.173	1.172	1.000	1.000
Unit Value at end of year	0.807	0.803	0.965	0.963	1.173	1.172
Number of units outstanding at end of year	5,511,086	7,990,242	4,678,792	7,481,600	719,638	1,075,985
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.802	—	—	—	—
Number of units outstanding at end of year	11,089	263,943	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Templeton International Securities Fund Class 2 (11/99)
Unit Value at beginning of year	1.068	1.065	1.109	1.109	1.000	1.000
Unit Value at end of year	0.884	0.881	1.068	1.065	1.109	1.109
Number of units outstanding at end of year	6,615,238	6,421,299	5,495,504	4,608,384	445,419	940,873
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.883	0.879	—	—	—	—
Number of units outstanding at end of year	372,306	629,693	—	—	—	—
Greenwich Street Series Securities Fund
Appreciation Portfolio (11/99) (1)
Unit Value at beginning of year	1.025	1.023	1.044	1.043	1.000	1.000
Unit Value at end of year	0.971	0.966	1.025	1.023	1.044	1.043
Number of units outstanding at end of year	5,617,721	6,870,740	3,282,703	4,390,631	407,917	1,032,853
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.969	0.965	—	—	—	—
Number of units outstanding at end of year	67,228	1,776,997	—	—	—	—
Diversified Strategic Income Portfolio (11/99)
Unit Value at beginning of year	1.013	1.010	0.999	0.999	1.000	1.000
Unit Value at end of year	1.030	1.026	1.013	1.010	0.999	0.999
Number of units outstanding at end of year	5,810,704	6,858,335	4,456,819	2,959,211	156,084	315,232
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.029	1.024	—	—	—	—
Number of units outstanding at end of year	19,815	893,723	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Equity Index Portfolio Class II (11/99)
Unit Value at beginning of year	0.951	0.949	1.063	1.063	1.000	1.000
Unit Value at end of year	0.822	0.818	0.951	0.949	1.063	1.063
Number of units outstanding at end of year	14,784,877	8,473,334	9,919,249	4,565,965	638,959	1,331,138
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.820	0.817	—	—	—	—
Number of units outstanding at end of year	18,820	2,026,387	—	—	—	—
Fundamental Value Portfolio (11/99)
Unit Value at beginning of year	1.245	1.243	1.048	1.048	1.000	1.000
Unit Value at end of year	1.163	1.158	1.245	1.243	1.048	1.048
Number of units outstanding at end of year	8,723,448	11,718,159	2,061,001	2,753,940	29,295	193,248
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.161	1.157	—	—	—	—
Number of units outstanding at end of year	394,244	4,922,412	—	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674	0.673	1.000	1.000	—	—
Unit Value at end of year	0.401	0.400	0.674	0.673	—	—
Number of units outstanding at end of year	9,326,575	11,884,574	6,961,748	9,173,879	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.401	0.399	—	—	—	—
Number of units outstanding at end of year	37,119	957,864	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.053	1.051	—	—	—	—
Number of units outstanding at end of year	3,528,611	4,242,977	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.051	1.050	—	—	—	—
Number of units outstanding at end of year	133,797	1,040,045	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.857	0.856	—	—	—	—
Number of units outstanding at end of year	239,877	749,754	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.856	0.855	—	—	—	—
Number of units outstanding at end of year	12,419	86,605	—	—	—	—
Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.087	—	—	—	—
Number of units outstanding at end of year	1,040,422	839,211	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.086	—	—	—	—
Number of units outstanding at end of year	19,095	141,792	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.806	0.805	—	—	—	—
Number of units outstanding at end of year	82,991	124,658	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.804	—	—	—	—
Number of units outstanding at end of year	20,652	14,734	—	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (11/99)
Unit Value at beginning of year	1.204	1.201	1.032	1.032	1.000	1.000
Unit Value at end of year	1.209	1.204	1.204	1.201	1.032	1.032
Number of units outstanding at end of year	7,452,708	8,547,628	2,476,774	3,343,973	42,351	144,350
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.203	—	—	—	—
Number of units outstanding at end of year	267,374	1,624,219	—	—	—	—
Investors Fund (11/99) (2)
Unit Value at beginning of year	1.152	1.150	1.014	1.014	1.000	1.000
Unit Value at end of year	1.089	1.084	1.152	1.150	1.014	1.014
Number of units outstanding at end of year	6,793,914	4,504,340	2,942,606	1,547,583	69,063	323,132
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.083	—	—	—	—
Number of units outstanding at end of year	118,438	1,074948	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Small Cap Growth Fund (11/99)
Unit Value at beginning of year	1.397	1.394	1.213	1.213	1.000	1.000
Unit Value at end of year	1.278	1.272	1.397	1.394	1.213	1.213
Number of units outstanding at end of year	2,2044,689	2,141,865	1,826,311	1,757,555	56,346	334,378
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.276	1.270	—	—	—	—
Number of units outstanding at end of year	15,650	272,556	—	—	—	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	78,232	144,460	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.891	—	—	—	—
Number of units outstanding at end of year	18,613	50,962	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	226,185	480,035	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.892	—	—	—	—
Number of units outstanding at end of year	—	254,423	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

The Travelers Series Trust
Equity Income Portfolio (11/99)
Unit Value at beginning of year	1.133	1.130	1.052	1.052	1.000	1.000
Unit Value at end of year	1.043	1.038	1.133	1.130	1.052	1.052
Number of units outstanding at end of year	10,046,726	5,670,567	4,977,279	3,655,356	174,100	581,591
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.041	1.037	—	—	—	—
Number of units outstanding at end of year	147,790	993,080	—	—	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125	1.000	1.000
Unit Value at end of year	0.774	0.771	0.949	0.947	1.126	1.125
Number of units outstanding at end of year	7,970,781	6,056,750	6,001,335	4,871,712	500,514	715,311
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.773	0.769	—	—	—	—
Number of units outstanding at end of year	129,126	439,291	—	—	—	—
MFS Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.128	1.126	1.433	1.432	1.000	1.000
Unit Value at end of year	0.710	0.707	1.128	1.126	1.433	1.432
Number of units outstanding at end of year	12,537,784	11,423,572	10,965,615	11,797,938	936,269	1,856,574
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.709	0.706	—	—	—	—
Number of units outstanding at end of year	60,909	900,007	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

MFS Research Portfolio (11/99)
Unit Value at beginning of year	1.057	1.055	1.135	1.135	1.000	1.000
Unit Value at end of year	0.808	0.805	1.057	1.055	1.135	1.135
Number of units outstanding at end of year	4,279,316	6,519,866	3,766,401	5,293,596	307,732	648,369
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.807	0.803	—	—	—	—
Number of units outstanding at end of year	60,196	662,621	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.864	0.863	—	—	—	—
Number of units outstanding at end of year	630,256	295,944	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.863	0.862	—	—	—	—
Number of units outstanding at end of year	—	898,773	—	—	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149	1.000	1.000
Unit Value at end of year	0.792	0.788	0.927	0.925	1.149	1.149
Number of units outstanding at end of year	19,754,120	18,452,438	15,438,160	15,213,070	1,333,895	2,482,793
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.790	0.787	—	—	—	—
Number of units outstanding at end of year	300,275	1,336,240	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

MFS Total Return Portfolio (11/99)
Unit Value at beginning of year	1.153	1.151	1.003	1.002	1.000	1.000
Unit Value at end of year	1.137	1.132	1.153	1.151	1.003	1.002
Number of units outstanding at end of year	16,974,045	15,105,160	5,181,152	6,755,149	229,693	421,734
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.131	—	—	—	—
Number of units outstanding at end of year	418,483	3,539,246	—	—	—	—
Smith Barney Aggressive Growth Portfolio (11/99)
Unit Value at beginning of year	1.381	1.377	1.210	1.209	1.000	1.000
Unit Value at end of year	1.306	1.300	1.381	1.377	1.210	1.209
Number of units outstanding at end of year	19,643,514	32,746,985	13,025,930	15,970,239	1,210,115	1,899,455
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.304	1.298	—	—	—	—
Number of units outstanding at end of year	665,934	4,928,732	—	—	—	—
Smith Barney High Income Portfolio (11/99)
Unit Value at beginning of year	0.920	0.918	1.015	1.015	1.000	1.000
Unit Value at end of year	0.873	0.870	0.920	0.918	1.015	1.015
Number of units outstanding at end of year	5,392,288	4,622,624	3,364,568	2,271,887	222,226	431,806
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.872	0.868	—	—	—	—
Number of units outstanding at end of year	245,081	839,928	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney International All Cap Growth Portfolio (11/99)
Unit Value at beginning of year	0.924	0.922	1.230	1.229	1.000	1.000
Unit Value at end of year	0.627	0.624	0.924	0.922	1.230	1.229
Number of units outstanding at end of year	7,629,713	6,861,762	6,638,564	6,991,811	945,011	456,157
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.626	0.623	—	—	—	—
Number of units outstanding at end of year	18,316	200,904	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (11/99)
Unit Value at beginning of year	1.000	0.998	1.090	1.090	1.000	1.000
Unit Value at end of year	0.863	0.859	1.000	0.998	1.090	1.090
Number of units outstanding at end of year	22,512,692	20,224,489	17,218,164	15,577,436	2,526,512	2,543,458
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.861	0.858	—	—	—	—
Number of units outstanding at end of year	261,322	4,414,564	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/99)
Unit Value at beginning of year	1.114	1.111	0.998	0.998	1.000	1.000
Unit Value at end of year	1.008	1.004	1.114	1.111	0.998	0.998
Number of units outstanding at end of year	9,311,478	11,961,529	5,501,375	6,078,392	1,119,883	676,689
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.002	—	—	—	—
Number of units outstanding at end of year	133,560	2,109,710	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Mid Cap Core Portfolio (11/99)
Unit Value at beginning of year	1.355	1.352	1.166	1.165	1.000	1.000
Unit Value at end of year	1.203	1.198	1.355	1.352	1.166	1.165
Number of units outstanding at end of year	6,353,871	9,076,242	4,114,813	5,564,634	501,324	583,087
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.201	1.196	—	—	—	—
Number of units outstanding at end of year	116,293	964,440	—	—	—	—
Smith Barney Money Market Portfolio (11/99)
Unit Value at beginning of year	1.052	1.049	1.006	1.005	1.000	1.000
Unit Value at end of year	1.075	1.071	1.052	1.049	1.006	1.005
Number of units outstanding at end of year	34,802,834	20,703,283	16,551,256	9,983,343	2,574,330	4,261,461
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.074	1.069	—	—	—	—
Number of units outstanding at end of year	429,755	3,792,005	—	—	—	—
Travelers Managed Income Portfolio (11/99)
Unit Value at beginning of year	1.061	1.058	0.997	0.997	1.000	1.000
Unit Value at end of year	1.116	1.112	1.061	1.058	0.997	0.997
Number of units outstanding at end of year	5,960,679	5,448,475	2,191,946	1,590,702	194,554	346,462
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.110	—	—	—	—
Number of units outstanding at end of year	49,595	630,893	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Van Kampen Enterprise Portfolio (11/99)
Unit Value at beginning of year	0.970	0.967	1.152	1.152	1.000	1.000
Unit Value at end of year	0.753	0.749	0.970	0.967	1.152	1.152
Number of units outstanding at end of year	3,768,279	4,424,482	4,201,961	4,320,275	614,555	436,721
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.748	—	—	—	—
Number of units outstanding at end of year	74,568	269,829	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.234	1.231	1.393	1.392	1.000	1.000
Unit Value at end of year	0.834	0.830	1.234	1.231	1.393	1.392
Number of units outstanding at end of year	14,221,625	21,447,162	13,192,232	20,721,308	1,613,716	4,621,812
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.832	0.829	—	—	—	—
Number of units outstanding at end of year	422,165	1,864,780	—	—	—	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.945	0.944	—	—	—	—
Number of units outstanding at end of year	301,808	84,932	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.944	0.943	—	—	—	—
Number of units outstanding at end of year	13,580	17,285	—	—	—	—

Appendix B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Contrafund Portfolio — Service Class (11/99)
Unit Value at beginning of year	1.047	1.045	1.138	1.138	1.000	1.000
Unit Value at end of year	0.905	0.901	1.047	1.045	1.138	1.138
Number of units outstanding at end of year	6,912,959	9,656,771	6,333,548	10,233,245	1,210,535	3,185,580
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.903	0.900	—	—	—	—
Number of units outstanding at end of year	81,469	549,352	—	—	—	—

______________

*	Fund name has changed – see prospectus.

(1)	As a result of a merger in 2001, Appreciation Portfolio received the assets and stated liabilities of Variable Annuity Portfolios: CitiSelect VIP Folio 200 Conservative and Variable Annuity Portfolios: CitiSelect VIP Folio 300 Balanced.

(2)	As a result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

Any funds not listed above were not yet available as of December 31, 2001.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
(Available only if Enhanced Death Benefit is elected and the annuitant is age 70 or younger on the date the Contract is issued.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

    (a) is Medicare approved as a provider of skilled nursing care services; and

    (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

OR

Meets all of the following standards:

    (a) is licensed as a nursing care facility by the state in which it is licensed;

    (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

    (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

    (d) provides, as a primary function, nursing care and room and board; and charges for these services;

    (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

    (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

    (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Performance Information
Federal Tax Considerations
Independent Accountants
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21262S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21261S.

Name:
Address:

E-1

L-21261	May 1, 2002

Travelers Portfolio Architect XTRA Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Portfolio Architect XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) and any associated purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Money Market Portfolio	Capital Fund
AIM Variable Insurance Funds	Investors Fund
AIM V.I. Premier Equity Fund(1)	Large Cap Growth Fund
Alliance Variable Product Series Fund, Inc.	Small Cap Growth Fund
Premier Growth Portfolio - Class B	Travelers Series Fund Inc.
Credit Suisse Trust(2)	AIM Capital Appreciation Portfolio
Credit Suisse Emerging Markets Portfolio	Alliance Growth Portfolio
Delaware VIP Trust(3)	MFS Total Return Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
Dreyfus Variable Investment Fund	Convertible Securities Portfolio(6)
Appreciation Portfolio — Initial Shares	Disciplined Mid Cap Stock Portfolio
Small Cap Portfolio — Initial Shares	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2	Federated Stock Portfolio
Templeton Growth Securities Fund — Class 2	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Emerging Growth Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Growth and Income Fund	MFS Research Portfolio
Janus Aspen Series	Travelers Quality Bond Portfolio
Balanced Portfolio — Service Shares	Van Kampen Life Investment Trust
Global Life Sciences Portfolio — Service Shares	Comstock Portfolio Class II Shares
Global Technology Portfolio — Service Shares	Enterprise Portfolio Class II Shares
Worldwide Growth Portfolio — Service Shares	Variable Insurance Products Fund II (Fidelity)
PIMCO Variable Insurance Trust	Contrafund® Portfolio — Service Class 2
Total Return Portfolio — Administrative Class(5)	Variable Insurance Products Fund III (Fidelity)
Putnam Variable Trust	Dynamic Capital Appreciation Portfolio – Service Class 2
Putnam VT International Growth Fund — Class IB Shares	Mid Cap Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares
Putnam VT Voyager II Fund — Class IB Shares

______________

(1)	formerly AIM V.I. Value Fund	(4)	formerly REIT Series
(2)	formerly Credit Suisse Warburg Pincus Trust	(5)	formerly Total Return Bond Portfolio
(3)	formerly Delaware Group Premium Fund, Inc.	(6)	formerly Convertible Bond Portfolio

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

Index of Special Terms	2	Annuity Options	35
Summary	3	Miscellaneous Contract Provisions	36
Fee Table	6	Right to Return	36
The Annuity Contract	18	Termination	37
Contract Owner Inquiries	18	Required Reports	37
Purchase Payments	18	Suspension of Payments	37
Purchase Payment Credits	18	The Separate Accounts	37
Accumulation Units	19	Performance Information	38
The Variable Funding Options	19	Federal Tax Considerations	38
The Fixed Account	23	General Taxation of Annuities	38
Charges and Deductions	23	Types of Contracts: Qualified or
General	23	Nonqualified	39
Withdrawal Charge	24	Nonqualified Annuity Contracts	39
Free Withdrawal Allowance	25	Qualified Annuity Contracts	40
Transfer Charge	25	Penalty Tax for Premature
Administrative Charges	25	Distributions	40
Mortality and Expense Risk Charge	25	Diversification Requirements for
E.S.P. Charge	26	Variable Annuities	40
Variable Funding Option Expenses	26	Ownership of the Investments	41
Premium Tax	26	Mandatory Distributions for Qualified
Changes in Taxes Based Upon		Plans	41
Premium or Value	26	Taxation of Death Benefit Proceeds	41
Transfers	26	Other Information	41
Dollar Cost Averaging	27	The Insurance Companies	41
Access to Your Money	28	Financial Statements	41
Systematic Withdrawals	28	Distribution of Variable Annuity Contracts	41
Ownership Provisions	28	Conformity with State and Federal Laws	42
Types of Ownership	28	Voting Rights	42
Contract Owner	28	Legal Proceedings and Opinions	42
Beneficiary	29	The Travelers Insurance Company	42
Annuitant	29	The Travelers Life and Annuity Company	42
Death Benefit	29	Appendix A: Condensed Financial Information
Death Proceeds Before the Maturity Date	29	for The Travelers Insurance Company: Separate
Payment of Proceeds	31	Account BD III	A-1
Death Proceeds After the Maturity Date	34	Appendix B: Condensed Financial Information
The Annuity Period	34	for The Travelers Life and Annuity Company
Maturity date	34	Separate Account BD IV	B-1
Allocation of Annuity	34	Appendix C: The Fixed Account	C-1
Variable Annuity	34	Appendix D: Waiver of Withdrawal Charge for
Fixed Annuity	35	Nursing Home Confinement	D-1
Payment Options	35	Appendix E: Contents of the Statement
Election of Options	35	Of Additional Information	E-1

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	17	Death Report Date	XX
Accumulation Period	17	Joint Owner	27
Annuitant	28	Maturity Date	35
Annuity Payments	35	Modified Purchase Payment	29
Annuity Unit	17	Net Investment Rate	35
Cash Surrender Value	26	Purchase Payment	16
Contingent Annuitant	28	Purchase Payment Credit	16
Contract Date	16	Rider Effective Date	29
Contract Owner	27	Underlying Fund	17
Contract Value	16	Variable Funding Options	17
Contract Year	16	Written Request	16
Fixed Account	C-1

Summary:
Travelers Portfolio Architect XTRA Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds) minus any purchase payment credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment minus any purchase payment credits. During the remainder of the right to return period, we will refund your contract value (including charges we assessed) minus any purchase payment credits. We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant.

Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Purchase Payment Credits. For each payment you make during the first contract year, we will add a credit to your contract value. We will determine the amount of the credit based on the greater age of the contract owner or the annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the additional expenses attributable to the credits may offset the amount of the purchase payment credit.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments and any associated purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 8% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Transfer Charge	$0

  (We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year.)

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit With E.S.P.		Standard Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.40%
Total Separate Account Charges	1.60%

Enhanced Death Benefit With E.S.P.		Enhanced Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.45%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.60%
Total Separate Account Charges	1.80%

Other Annual Charges

Annual Contract Administrative Charge	$40
(Waived if contract value is $100,000 or more)

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	—	0.14%	0.89%(4)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(5)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(5)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2*	0.60%	0.25%	0.19%	1.04%(6)
Templeton Growth Securities Fund — Class 2*	0.80%	0.25%	0.05%	1.10%(7)
Greenwich Street Series Fund
Emerging Growth Fund	0.95%	—	0.23%	1.18%(8)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(8)
Growth and Income Fund	0.65%	—	0.29%	0.94%(8)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.17%	1.07%
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(9)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(10)
Investors Fund	0.70%	—	0.12%	0.82%(11)
Large Cap Growth Fund	0.75%	—	0.25%	1.00%
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(12)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(13)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79%(14)
Federated High Yield Portfolio	0.65%	—	0.24%	0.89%
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79%(15)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(16)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(16)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(16)
Putnam Diversified Income Portfolio**	0.75%	__	0.15%	0.90%(16)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04%(8)
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(17)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(18)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(19)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(20)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds’ name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(6)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(7)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 2. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(8)	Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(9)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(10)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(11)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(12)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(13)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(16)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(17)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(20)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 5%. The examples also assume that the $40 annual contract administrative charge is equivalent to 0.036% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	101	157	202	281	25	77	132	281
Money Market Portfolio (Travelers)	97	144	180	236	21	64	110	236
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	101	157	202	282	25	77	132	282
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	106	171	224	325	30	91	154	325
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	107	174	229	335	31	94	159	335
Delaware VIP Trust
VIP REIT Series – Standard Class	102	159	204	286	26	79	134	286
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	101	155	199	275	24	75	129	275
Small Cap Portfolio — Initial Shares	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	103	163	212	301	27	83	142	301
Templeton Growth Securities Fund — Class 2	104	165	215	307	28	85	145	307
Greenwich Street Series Fund
Emerging Growth Fund	105	167	219	314	28	87	149	314
Equity Index Portfolio — Class II Shares	98	147	184	246	22	67	114	246
Growth and Income Fund	102	160	207	291	26	80	137	291
Janus Aspen Series
Balanced Portfolio — Service Shares	102	159	205	288	26	79	135	288
Global Life Sciences Portfolio — Service Shares	104	164	213	304	27	84	143	304
Global Technology Portfolio — Service Shares	102	160	207	292	26	80	137	292
Worldwide Growth Portfolio — Service Shares	102	160	207	291	26	80	137	291
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	262	23	71	122	262
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	105	168	219	315	29	88	149	315
Putnam VT Small Cap Value Fund — Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund — Class IB Shares	110	183	245	365	34	103	175	365

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	210	297	27	82	140	297
Investors Fund	101	157	201	279	25	77	131	279
Large Cap Growth Fund	103	162	210	297	27	82	140	297
Small Cap Growth Fund	108	176	233	342	31	96	163	342
The Travelers Series Trust
Convertible Securities Portfolio	101	156	199	276	25	76	129	276
Disciplined Mid Cap Stock Portfolio	101	157	201	280	25	77	131	280
Equity Income Portfolio	101	156	199	276	25	76	129	276
Federated High Yield Portfolio	102	159	204	286	26	79	134	286
Federated Stock Portfolio	101	156	200	278	25	76	130	278
Large Cap Portfolio	101	156	199	276	25	76	129	276
Lazard International Stock Portfolio	103	162	210	298	27	82	140	298
MFS Emerging Growth Portfolio	102	159	204	286	26	79	134	286
MFS Mid Cap Growth Portfolio	102	160	206	289	26	80	136	289
MFS Research Portfolio	102	160	206	289	26	80	136	289
Travelers Quality Bond Portfolio	97	145	182	242	21	65	112	242
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	280	25	77	131	280
Alliance Growth Portfolio	101	157	201	279	25	77	131	279
MFS Total Return Portfolio	101	157	201	280	25	77	131	280
Putnam Diversified Income Portfolio*.......................................... ......	102	159	205	287	26	79	135	287
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	103	163	212	301	27	83	142	301
Enterprise Portfolio Class II Shares	101	157	202	282	25	77	132	282
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	102	159	205	287	26	79	135	287
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	110	182	243	361	33	102	173	361
Mid Cap Portfolio — Service Class 2	102	158	204	285	25	78	134	285

*	Closed to new investors.

EXAMPLE: STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	99	151	192	261	23	71	122	261
Money Market Portfolio (Travelers)	95	138	169	215	19	58	99	215
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	99	151	192	262	23	71	122	262
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	104	165	214	306	28	85	144	306
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	105	168	220	316	29	88	150	316
Delaware VIP Trust
VIP REIT Series – Standard Class	100	153	194	266	24	73	124	266
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	99	149	189	255	22	69	119	255
Small Cap Portfolio — Initial Shares	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	101	157	202	281	25	77	132	281
Templeton Growth Securities Fund — Class 2	102	159	205	287	26	79	135	287
Greenwich Street Series Fund
Emerging Growth Fund	103	161	209	295	26	81	139	295
Equity Index Portfolio — Class II Shares	96	140	174	225	20	60	104	225
Growth and Income Fund	100	154	197	271	24	74	127	271
Janus Aspen Series
Balanced Portfolio — Service Shares	100	153	195	268	24	73	125	268
Global Life Sciences Portfolio — Service Shares	102	158	203	284	25	78	133	284
Global Technology Portfolio — Service Shares	100	154	197	272	24	74	127	272
Worldwide Growth Portfolio — Service Shares	100	154	197	271	24	74	127	271
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	97	145	182	242	21	65	112	242
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	103	162	209	296	27	82	139	296
Putnam VT Small Cap Value Fund — Class IB Shares	104	166	217	311	28	86	147	311
Putnam VT Voyager II Fund — Class IB Shares	108	177	235	346	32	97	165	346
Salomon Brothers Variable Series Fund Inc.
Capital Fund	101	156	200	277	25	76	130	277
Investors Fund	99	151	191	259	23	71	121	259
Large Cap Growth Fund	101	156	200	277	25	76	130	277
Small Cap Growth Fund	106	170	223	323	29	90	153	323
The Travelers Series Trust
Convertible Securities Portfolio	99	150	189	256	23	70	119	256
Disciplined Mid Cap Stock Portfolio	99	151	191	260	23	71	121	260
Equity Income Portfolio	99	150	189	256	23	70	119	256

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Federated High Yield Portfolio	100	153	194	266	24	73	124	266
Federated Stock Portfolio	99	150	190	258	23	70	120	258
Large Cap Portfolio	99	150	189	256	23	70	119	256
Lazard International Stock Portfolio	101	156	200	278	25	76	130	278
MFS Emerging Growth Portfolio	100	153	194	266	24	73	124	266
MFS Mid Cap Growth Portfolio	100	154	196	269	24	74	126	269
MFS Research Portfolio	100	154	196	269	24	74	126	269
Travelers Quality Bond Portfolio	95	139	172	221	19	59	102	221
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	99	151	191	260	23	71	121	260
Alliance Growth Portfolio	99	151	191	259	23	71	121	259
MFS Total Return Portfolio	99	151	191	260	23	71	121	260
Putnam Diversified Income Portfolio*....	100	153	195	267	24	73	125	267
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	101	157	202	281	25	77	132	281
Enterprise Portfolio Class II Shares	99	151	192	262	23	71	122	262
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	100	153	195	267	24	73	125	267
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	108	176	233	343	31	96	163	343
Mid Cap Portfolio — Service Class 2	100	152	194	265	23	72	124	265
*Closed to new investors.

EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	103	163	212	301	27	83	142	301
Money Market Portfolio (Travelers)	99	150	190	257	23	70	120	257
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	103	163	212	302	27	83	142	302
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	108	176	234	344	32	96	164	344
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	109	180	239	354	33	100	169	354
Delaware VIP Trust
VIP REIT Series – Standard Class	104	165	214	306	28	85	144	306
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	103	161	209	295	26	81	139	295
Small Cap Portfolio — Initial Shares	103	162	209	296	27	82	139	296
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	105	169	222	320	29	89	152	320
Templeton Growth Securities Fund — Class 2	106	171	225	326	30	91	155	326
Greenwich Street Series Fund
Emerging Growth Fund	107	173	228	333	30	93	158	333
Equity Index Portfolio — Class II Shares	100	153	194	266	24	73	124	266
Growth and Income Fund	104	166	217	311	28	86	147	311
Janus Aspen Series
Balanced Portfolio — Service Shares	104	165	215	308	28	85	145	308
Global Life Sciences Portfolio — Service Shares	106	170	223	323	29	90	153	323
Global Technology Portfolio — Service Shares	104	166	217	311	28	86	147	311
Worldwide Growth Portfolio — Service Shares	104	166	217	311	28	86	147	311
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	101	157	202	282	25	77	132	282
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	107	173	229	334	31	93	159	334
Putnam VT Small Cap Value Fund — Class IB Shares	108	178	237	349	32	98	167	349
Putnam VT Voyager II Fund — Class IB Shares	112	189	254	382	36	109	184	382
Salomon Brothers Variable Series Fund Inc.
Capital Fund	105	168	220	316	29	88	150	316
Investors Fund	103	163	211	299	27	83	141	299
Large Cap Growth Fund	105	168	220	316	29	88	150	316
Small Cap Growth Fund	110	182	242	360	33	102	172	360

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	103	162	209	296	27	82	139	296
Disciplined Mid Cap Stock Portfolio	103	163	211	300	27	83	141	300
Equity Income Portfolio	103	162	209	296	27	82	139	296
Federated High Yield Portfolio	104	165	214	306	28	85	144	306
Federated Stock Portfolio	103	162	210	298	27	82	140	298
Large Cap Portfolio	103	162	209	296	27	82	139	296
Lazard International Stock Portfolio	105	168	220	317	29	88	150	317
MFS Emerging Growth Portfolio	104	165	214	306	28	85	144	306
MFS Mid Cap Growth Portfolio	104	165	216	309	28	85	146	309
MFS Research Portfolio	104	165	216	309	28	85	146	309
Travelers Quality Bond Portfolio	99	151	192	262	23	71	122	262
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	103	163	211	300	27	83	141	300
Alliance Growth Portfolio	103	163	211	299	27	83	141	299
MFS Total Return Portfolio	103	163	211	300	27	83	141	300
Putnam Diversified Income Portfolio*.........	104	165	215	307	28	85	145	307
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	105	169	222	320	29	89	152	320
Enterprise Portfolio Class II Shares	103	163	212	302	27	83	142	302
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	104	165	215	307	28	85	145	307
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	112	188	252	379	35	108	182	379
Mid Cap Portfolio — Service Class 2	104	164	214	305	27	84	144	305

EXAMPLE: ENHANCED DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	101	157	202	281	25	77	132	281
Money Market Portfolio (Travelers)	97	144	180	236	21	64	110	236
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	101	157	202	282	25	77	132	282
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	106	171	224	325	30	91	154	325
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	107	174	229	335	31	94	159	335
Delaware VIP Trust
VIP REIT Series – Standard Class	102	159	204	286	26	79	134	286
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	101	155	199	275	24	75	129	275
Small Cap Portfolio — Initial Shares	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	103	163	212	301	27	83	142	301
Templeton Growth Securities Fund — Class 2	104	165	215	307	28	85	145	307
Greenwich Street Series Fund
Emerging Growth Fund	105	167	219	314	28	87	149	314
Equity Index Portfolio — Class II Shares	98	147	184	246	22	67	114	246
Growth and Income Fund	102	160	207	291	26	80	137	291
Janus Aspen Series
Balanced Portfolio — Service Shares	102	159	205	288	26	79	135	288
Global Life Sciences Portfolio — Service Shares	104	164	213	304	27	84	143	304
Global Technology Portfolio — Service Shares	102	160	207	292	26	80	137	292
Worldwide Growth Portfolio — Service Shares	102	160	207	291	26	80	137	291
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	262	23	71	122	262
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	105	168	219	315	29	88	149	315
Putnam VT Small Cap Value Fund — Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund — Class IB Shares	110	183	245	365	34	103	175	365
Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	210	297	27	82	140	297
Investors Fund	101	157	201	279	25	77	131	279
Large Cap Growth Fund	103	162	210	297	27	82	140	297
Small Cap Growth Fund	108	176	233	342	31	96	163	342

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	101	156	199	276	25	76	129	276
Disciplined Mid Cap Stock Portfolio	101	157	201	280	25	77	131	280
Equity Income Portfolio	101	156	199	276	25	76	129	276
Federated High Yield Portfolio	102	159	204	286	26	79	134	286
Federated Stock Portfolio	101	156	200	278	25	76	130	278
Large Cap Portfolio	101	156	199	276	25	76	129	276
Lazard International Stock Portfolio	103	162	210	298	27	82	140	298
MFS Emerging Growth Portfolio	102	159	204	286	26	79	134	286
MFS Mid Cap Growth Portfolio	102	160	206	289	26	80	136	289
MFS Research Portfolio	102	160	206	289	26	80	136	289
Travelers Quality Bond Portfolio	97	145	182	242	21	65	112	242
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	280	25	77	131	280
Alliance Growth Portfolio	101	157	201	279	25	77	131	279
MFS Total Return Portfolio	101	157	201	280	25	77	131	280
Putnam Diversified Income Portfolio*..........	102	159	205	287	26	79	135	287
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	103	163	212	301	27	83	142	301
Enterprise Portfolio Class II Shares	101	157	202	282	25	77	132	282
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	102	159	205	287	26	79	135	287
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	110	182	243	361	33	102	173	361
Mid Cap Portfolio — Service Class 2	102	158	204	285	25	78	134	285

*	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Portfolio Architect XTRA Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charge s deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Purchase Payment Credits

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the contract owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

We will apply the purchase payment credit to the funding options in the same ratio as the applicable purchase payment.

We will deduct the purchase payment credit from any refunds made if:

    (a)   you return your Contract during the right to return period (we will include any gains on the credit in the refund);

    (b)   you (or the annuitant, with no contingent annuitant surviving) die during the first 12 months after we apply the credit; or

             (c)   you surrender or terminate your Contract within 12 months after we apply the credit.

When we determine the amount of purchase payment credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., a fter the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compa re the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	Travelers Asset Management International Corporation
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIT REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited, Inc.
Greenwich Street Series Fund
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of emerging companies, without regard to market capitalization.	Salomon Brothers Asset Management Inc. (“SBAM”)

Funding Option	Investment Objective	Investment Adviser/Subadviser
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Growth and Income Portfolio	Seeks income and long-term capital growth by investing in the equity securities of companies with consistent dividend-paying histories, the capacity to raise dividends in the future, and the potential for capital appreciation.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies with a life science orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Large Cap Growth Fund	Seeks long-term growth of capital by investing primarily in equity securities of companies with total market capitalizations of $5 billion or more at the time of investment.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Index.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	Travelers Asset Management International Corporation (“TAMIC”)
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.

Funding Option	Investment Objective	Investment Adviser/Subadviser
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	High current income consistent with the preservation of capital.	TIA Subadviser: Putnam Investment Management Inc.
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)

Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	VKAM
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR
*Closed to new investors

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any associated purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any associated purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any associated purchase payment credits to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment and any associated purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments and associated credits are distributed:

    ·   due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

    ·   under the Managed Distribution Program; or

    under the Nursing Home Confinement provision (as described in Appendix D).

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15 % of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Prog ram on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

  the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant
  all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation (“death report date”).

For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

             (1)   your contract value, less any purchase payment credits we applied within 12 months of the death; or

             (2)   the total purchase payments you made under the Contract.

Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

             (1)   your contract value, less any purchase payment credits we applied within 12 months of the death;

             (2)   the total purchase payments; or

             (3)   the “step-up value” as described below.

Step-Up Value. The step-up value will initially equal the contract value on the first anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or with drawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal, less any purchase payment credits applied within 12 months of the death.

For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.) The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

             50,000 X (10,000/55,000) = 9,090

You new modified purchase payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

             50,000 X (10,000/30,000) = 16,666

Your new modified purchase payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the contract.	Yes

Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the company to pay the beneficiary who may elect to continue the contract.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust).or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory

Spousal Contract Continuance (Nonqualified Contracts Only — Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

  through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
  under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not a ll options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MICSELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) minus any purchase payment credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment minus any purchase payment credits in full; during the remainder of the right to return period, we will refund the contract value (including charges) minus any purchase payment credits.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value (less any purchase payment credits applied within 12 months of termination) less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	0.742	0.741	1.000	1.000
Unit Value at end of year	0.541	0.539	0.742	0.741
Number of units outstanding at end of year	1,770,037	797,412	189,085	—
With E.S.P.
Unit Value at beginning of year	1.00	1.00
Unit Value at end of year	0.540	0.538
Number of units outstanding at end of year	—	—
Money Market Portfolio (7/00)
Unit Value at beginning of year	1.131	1.124	1.080	1.076
Unit Value at end of year	1.158	1.148	1.131	1.124
Number of units outstanding at end of year	3,881,543	5,439,464	293,012	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.156	1.146
Number of units outstanding at end of year	—	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.885	0.884
Number of units outstanding at end of year	421,659	227,887
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.884	0.883
Number of units outstanding at end of year	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127
Unit Value at end of year	0.753	0.750	0.925	0.923
Number of units outstanding at end of year	892,135	1,129,808	96,323	286,366
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.752	0.749
Number of units outstanding at end of year	—	—
Credit Suisse Trust
Emerging Markets Portfolio (5/00)
Unit Value at beginning of year	0.748	0.747	1.000	1.000
Unit Value at end of year	0.667	0.664	0.748	0.747
Number of units outstanding at end of year	246,451	35,367	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.666	0.663
Number of units outstanding at end of year	—	—
A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Delaware Group Premium Fund
REIT Series (5/00)
Unit Value at beginning of year	1.173	1.171	1.000	1.000
Unit Value at end of year	1.258	1.254	1.173	1.171
Number of units outstanding at end of year	169,707	65,865	7,111	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.256	1.252
Number of units outstanding at end of year	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (5/00)
Unit Value at beginning of year	0.977	0.975	1.000	1.000
Unit Value at end of year	0.873	0.870	0.977	0.975
Number of units outstanding at end of year	175,799	121,682	6,817	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.872	0.869
Number of units outstanding at end of year	—	—
Small Cap Portfolio (5/00)
Unit Value at beginning of year	1.032	1.030	1.000	1.000
Unit Value at end of year	0.955	0.952	1.032	1.030
Number of units outstanding at end of year	472,852	258,340	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.954	0.950
Number of units outstanding at end of year	—	—
Greenwich Street Series Fund
Equity Index Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.822	0.818
Number of units outstanding at end of year	1,012,410	923,288
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.820	0.817
Number of units outstanding at end of year	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	0.971	1.000	1.000
Unit Value at end of year	0.911	0.908	0.972	0.971
Number of units outstanding at end of year	1,563,586	734,043	493,338	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.910	0.907
Number of units outstanding at end of year	—	—
A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.133	1.000	1.000
Unit Value at end of year	0.931	0.928	1.135	1.133
Number of units outstanding at end of year	179,330	331,987	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.930	0.927
Number of units outstanding at end of year	—	—
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	0.671	1.000	1.000
Unit Value at end of year	0.415	0.414	0.672	0.671
Number of units outstanding at end of year	631,575	459,241	30,577	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.414	0.413
Number of units outstanding at end of year	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	0.797	1.000	1.000
Unit Value at end of year	0.609	0.607	0.798	0.797
Number of units outstanding at end of year	919,187	567,306	381,642	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.608	0.606
Number of units outstanding at end of year	—	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.053	1.051
Number of units outstanding at end of year	1,027,250	1,184,780
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.051	1.050
Number of units outstanding at end of year	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB ( )
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.857	0.856
Number of units outstanding at end of year	172,126	167,986
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.856	0.855
Number of units outstanding at end of year	—	—
A-3

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.088	1.087
Number of units outstanding at end of year	218,519	219,720
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.086
Number of units outstanding at end of year	—	—
Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.806	0.805
Number of units outstanding at end of year	90,017	20,854
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.805	0.804
Number of units outstanding at end of year	—	—
Capital Fund (4/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.209	1.204
Number of units outstanding at end of year	894,987	1,352,966
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.208	1.203
Number of units outstanding at end of year	—	7,692
Investors Fund (5/01) (1)
Unit Value at beginning of year	1.000	1.00
Unit Value at end of year	1.089	1.084
Number of units outstanding at end of year	505,781	688,342
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.083
Number of units outstanding at end of year	—	8,469
Small Cap Growth Fund (3/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.278	1.272
Number of units outstanding at end of year	166,046	396,736
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.276	1.270
Number of units outstanding at end of year	—	—
A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.864	0.863
Number of units outstanding at end of year	53,578	186,705
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.863	0.862
Number of units outstanding at end of year	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149
Unit Value at end of year	0.792	0.788	0.927	0.925
Number of units outstanding at end of year	1,087,180	936,287	50,352	40,615
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.790	0.787
Number of units outstanding at end of year	—	—
MFS Total Return Portfolio (6/00)
Unit Value at beginning of year	1.153	1.151	1.003	1.002
Unit Value at end of year	1.137	1.132	1.153	1.151
Number of units outstanding at end of year	1,997,966	2,348,284	99,711	62,642
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.136	1.131
Number of units outstanding at end of year	—	7,931
Putnam Diversified Income Portfolio (5/00)
Unit Value at beginning of year	0.992	0.991	1.000	1.000
Unit Value at end of year	1.020	1.016	0.992	0.991
Number of units outstanding at end of year	499,291	78,635	7,948	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.018	1.015
Number of units outstanding at end of year	—	—
The Travelers Series Trust
Convertible Bond Portfolio (5/00) *
Unit Value at beginning of year	1.028	1.026	1.000	1.000
Unit Value at end of year	1.005	1.002	1.028	1.026
Number of units outstanding at end of year	836,858	177,899	70,310	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.003	1.000
Number of units outstanding at end of year	—	—
A-5

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Disciplined Mid Cap Stock Portfolio (5/00)
Unit Value at beginning of year	1.047	1.046	1.000	1.000
Unit Value at end of year	0.991	0.988	1.047	1.046
Number of units outstanding at end of year	213,661	223,113	—	1.000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.990	0.986
Number of units outstanding at end of year	—	—
Equity Income Portfolio (4/00)
Unit Value at beginning of year	1.133	1.130	1.052	1.052
Unit Value at end of year	1.043	1.038	1.133	1.130
Number of units outstanding at end of year	1,567,213	1,262,895	197,38	12,212
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.041	1.037
Number of units outstanding at end of year	—	—
Federated High Yield Portfolio (5/00)
Unit Value at beginning of year	0.935	0.934	1.000	1.000
Unit Value at end of year	0.940	0.937	0.935	0.934
Number of units outstanding at end of year	76,897	288,209	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.939	0.936
Number of units outstanding at end of year	—	—
Federated Stock Portfolio (5/00)
Unit Value at beginning of year	1.046	1.045	1.000	1.000
Unit Value at end of year	1.049	1.045	1.046	1.045
Number of units outstanding at end of year	543,886	144,796	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.047	1.044
	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125
Unit Value at end of year	0.774	0.771	0.949	0.947
Number of units outstanding at end of year	201,210	435,079	72,389	9,529
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.773	0.769
Number of units outstanding at end of year	—	—
A-6

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Lazard International Stock Portfolio (5/00)
Unit Value at beginning of year	0.943	0.942	1.000	1.000
Unit Value at end of year	0.686	0.684	0.943	0.942
Number of units outstanding at end of year	286,652	15,435	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.685	0.683
Number of units outstanding at end of year	—	—
MFS Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.128	1.126	1.433	1.432
Unit Value at end of year	0.710	0.707	1.128	1.126
Number of units outstanding at end of year	376,108	495,736	99,230	52,455
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.709	0.706
Number of units outstanding at end of year	—	—
MFS Mid Cap Growth Portfolio (5/00)
Unit Value at beginning of year	0.980	0.978	1.000	1.000
Unit Value at end of year	0.737	0.735	0.980	0.978
Number of units outstanding at end of year	619,700	440,334	15,819	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.736	0.734
Number of units outstanding at end of year	—	—
MFS Research Portfolio (8/00)
Unit Value at beginning of year	1.057	1.055	1.135	1.135
Unit Value at end of year	0.808	0.805	1.057	1.055
Number of units outstanding at end of year	253,154	193,579	8,995	12,368
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.807	0.803
Number of units outstanding at end of year	—	—
Travelers Quality Bond Portfolio (5/00)
Unit Value at beginning of year	1.049	1.048	1.000	1.000
Unit Value at end of year	1.108	1.105	1.049	1.048
Number of units outstanding at end of year	2,094,699	587,507	137,637	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.107	1.103
Number of units outstanding at end of year	—	—
A-7

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Van Kampen Life Investment Trust
Comstock Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.914	0.912
Number of units outstanding at end of year	167,638	90,258
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.912	0.911
Number of units outstanding at end of year	—	—
Enterprise Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.908	0.907
Number of units outstanding at end of year	—	2,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.907	0.906
Number of units outstanding at end of year	—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.922	0.921	1.000	1.000
Unit Value at end of year	0.796	0.793	0.922	0.921
Number of units outstanding at end of year	869,188	674,383	180,188	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.795	0.792
Number of units outstanding at end of year	—	—
A-8

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Variable Insurance Products Fund III
Dynamic Capital Appreciation Fund — Service Class 2 (8/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.843	0.842
Number of units outstanding at end of year	—	39,739
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.842	0.841
Number of units outstanding at end of year	—	—
Mid Cap Portfolio — Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.028	1.027
Number of units outstanding at end of year	107,418	186,709
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.027	1.025
Number of units outstanding at end of year	—	—

______________

*	Fund’s name has changed — see prospectus.

(1)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Any funds not listed above had no money or were not yet available as of December 31, 2001. The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Any funds not listed above were not available as of December 31, 2001.

A-9

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	0.742	0.741	1.000	1.000
Unit Value at end of year	0.541	0.539	0.742	0.741
Number of units outstanding at end of year	14,174,851	5,279,528	9,685,366	4,763,562
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.540	0.538
Number of units outstanding at end of year	63,779	649,554
Money Market Portfolio (11/99)
Unit Value at beginning of year	1.131	1.124	1.080	1.076
Unit Value at end of year	1.158	1.148	1.131	1.124
Number of units outstanding at end of year	9,720,709	2,937,481	2,307,960	2,772,218
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.156	1.146
Number of units outstanding at end of year	409,277	311,856
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.885	0.884
Number of units outstanding at end of year	772,623	672,046
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.884	0.883
Number of units outstanding at end of year	38,368	241,785
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127
Unit Value at end of year	0.753	0.750	0.925	0.923
Number of units outstanding at end of year	30,657,551	29,036,888	26,711,914	28,034,508
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.752	0.749
Number of units outstanding at end of year	472,388	2,203,655
Credit Suisse Trust
Emerging Markets Portfolio (5/00)
Unit Value at beginning of year	0.748	0.747	1.000	1.000
Unit Value at end of year	0.667	0.664	0.748	0.747
Number of units outstanding at end of year	952,772	206,344	221,321	79,044
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.666	0.663
Number of units outstanding at end of year	—	4,156
B-1

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Delaware Group Premium Fund
REIT Series (6/00)
Unit Value at beginning of year	1.173	1.171	1.000	1.000
Unit Value at end of year	1.258	1.254	1.173	1.171
Number of units outstanding at end of year	481,199	208,173	48,709	156,666
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.256	1.252
Number of units outstanding at end of year	6,450	11,465
Dreyfus Variable Investment Fund
Appreciation Portfolio (5/00)
Unit Value at beginning of year	0.977	0.975	1.000	1.000
Unit Value at end of year	0.873	0.870	0.977	0.975
Number of units outstanding at end of year	644,927	411,354	277,656	173,282
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.872	0.869
Number of units outstanding at end of year	2,817	34,515
Small Cap Portfolio (5/00)
Unit Value at beginning of year	1.032	1.030	1.000	1.000
Unit Value at end of year	0.955	0.952	1.032	1.030
Number of units outstanding at end of year	3,011,491	1,341,650	1,460,554	729,351
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.954	0.950
Number of units outstanding at end of year	1,380	27,031
Greenwich Street Series Fund
Equity Index Portfolio — Class II (11/99)
Unit Value at beginning of year	0.951	0.949	1.063	1.063
Unit Value at end of year	0.822	0.818	0.951	0.949
Number of units outstanding at end of year	14,784,877	8,473,334	9,919,249	4,565,965
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.820	0.817
Number of units outstanding at end of year	18,820	2,026,387
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	0.971	1.000	1.000
Unit Value at end of year	0.911	0.908	0.972	0.971
Number of units outstanding at end of year	5,320,731	886,354	2,631,110	587,392
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.910	0.907
Number of units outstanding at end of year	37,431	240,552
B-2

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.133	1.000	1.000
Unit Value at end of year	0.931	0.928	1.135	1.133
Number of units outstanding at end of year	1,835,830	784,602	1,720,549	824,538
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.930	0.927
Number of units outstanding at end of year	17,231	86,995
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	0.671	1.000	1.000
Unit Value at end of year	0.415	0.414	0.672	0.671
Number of units outstanding at end of year	4,187,835	936,653	4,483,704	948,697
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.414	0.413
Number of units outstanding at end of year	33,528	156,658
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	0.797	1.000	1.000
Unit Value at end of year	0.609	0.607	0.798	0.797
Number of units outstanding at end of year	6,907,600	2,535,231	6,625,173	2,920,931
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.608	0.606
Number of units outstanding at end of year	43,089	538,280
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.053	1.051
Number of units outstanding at end of year	3,528,611	4,242,977
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.051	1.050
Number of units outstanding at end of year	133,797	1,040,045
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.857	0.856
Number of units outstanding at end of year	239,877	749,754
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.856	0.855
Number of units outstanding at end of year	12,419	86,605
B-3

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.088	1.087
Number of units outstanding at end of year	1,040,422	839,211
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.086
Number of units outstanding at end of year	19,095	141,792
Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.806	0.805
Number of units outstanding at end of year	82,991	124,658
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.805	0.804
Number of units outstanding at end of year	20,652	14,734
Salomon Brothers Variable Series Fund Inc.
Capital Fund (11/99)
Unit Value at beginning of year	1.204	1.201	1.032	1.032
Unit Value at end of year	1.209	1.204	1.204	1.201
Number of units outstanding at end of year	7,452,708	8,547,628	2,476,774	3,343,973
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.208	1.203
Number of units outstanding at end of year	267,374	1,624,219
Investors Fund (11/99) (1)
Unit Value at beginning of year	1.152	1.150	1.014	1.014
Unit Value at end of year	1.089	1.084	1.152	1.150
Number of units outstanding at end of year	6,793,914	4,504,340	2,942,606	1,547,583
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.083
Number of units outstanding at end of year	118,438	1,074,948
Small Cap Growth Fund (11/99)
Unit Value at beginning of year	1.397	1.394	1.213	1.213
Unit Value at end of year	1.278	1.272	1.397	1.394
Number of units outstanding at end of year	2,044,689	2,141,865	1,826,311	1,757,555
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.276	1.270
Number of units outstanding at end of year	15,650	272,556
B-4

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.864	0.863
Number of units outstanding at end of year	630,256	295,944
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.863	0.862
Number of units outstanding at end of year	—	898,773
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149
Unit Value at end of year	0.792	0.788	0.927	0.925
Number of units outstanding at end of year	19,754,120	18,452,438	15,438,160	15,213,070
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.790	0.787
Number of units outstanding at end of year	300,275	1,336,240
MFS Total Return Portfolio (11/99)
Unit Value at beginning of year	1.153	1.151	1.003	1.002
Unit Value at end of year	1.137	1.132	1.153	1.151
Number of units outstanding at end of year	16,974,045	15,105,160	5,181,152	6,755,149
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.136	1.131
Number of units outstanding at end of year	418,483	3,539,246
Putnam Diversified Income Portfolio (6/00)
Unit Value at beginning of year	0.992	0.991	1.000	1.000
Unit Value at end of year	1.020	1.016	0.992	0.991
Number of units outstanding at end of year	1,000,776	299,331	165,623	74,942
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.018	1.015
Number of units outstanding at end of year	8,403	7,608
The Travelers Series Trust
Convertible Bond Portfolio (6/00) *
Unit Value at beginning of year	1.028	1.026	1.000	1.000
Unit Value at end of year	1.005	1.002	1.028	1.026
Number of units outstanding at end of year	3,106,317	729,396	1,037,545	201,003
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.003	1.000
Number of units outstanding at end of year	57,457	909,851
B-5

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Disciplined Mid Cap Stock Portfolio (5/00)
Unit Value at beginning of year	1.047	1.046	1.000	1.000
Unit Value at end of year	0.991	0.988	1.047	1.046
Number of units outstanding at end of year	1,422,625	517,427	570,805	114,999
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.990	0.986
Number of units outstanding at end of year	30,415	7,202
Equity Income Portfolio (11/99)
Unit Value at beginning of year	1.133	1.130	1.052	1.052
Unit Value at end of year	1.043	1.038	1.133	1.130
Number of units outstanding at end of year	10,046,726	5,670,567	4,977,279	3,655,356
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.041	1.037
Number of units outstanding at end of year	147,790	993,080
Federated High Yield Portfolio (6/00)
Unit Value at beginning of year	0.935	0.934	1.000	1.000
Unit Value at end of year	0.940	0.937	0.935	0.934
Number of units outstanding at end of year	913,761	490,815	127,420	137,160
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.939	0.936
Number of units outstanding at end of year	31,439	48,230
Federated Stock Portfolio (5/00)
Unit Value at beginning of year	1.046	1.045	1.000	1.000
Unit Value at end of year	1.049	1.045	1.046	1.045
Number of units outstanding at end of year	732,741	82,221	128,343	63,079
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.047	1.044
Number of units outstanding at end of year	1,279	18,229
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125
Unit Value at end of year	0.774	0.771	0.949	0.947
Number of units outstanding at end of year	7,970,781	6,056,750	6,001,335	4,871,712
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.773	0.769
Number of units outstanding at end of year	129,126	439,291
Lazard International Stock Portfolio (5/00)
Unit Value at beginning of year	0.943	0.942	1.000	1.000
Unit Value at end of year	0.686	0.684	0.943	0.942
Number of units outstanding at end of year	885,468	559,918	356,321	154,822
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.685	0.683
Number of units outstanding at end of year	25,867	25,354
B-6

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

MFS Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.128	1.126	1.433	1.432
Unit Value at end of year	0.710	0.707	1.128	1.126
Number of units outstanding at end of year	12,537,784	11,423,572	10,965,615	11,797,938
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.709	0.706
Number of units outstanding at end of year	60,909	900,007
MFS Mid Cap Growth Portfolio (5/00)
Unit Value at beginning of year	0.980	0.978	1.000	1.000
Unit Value at end of year	0.737	0.735	0.980	0.978
Number of units outstanding at end of year	3,647,107	1,549,655	2,539,453	805,876
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.736	0.734
Number of units outstanding at end of year	29,507	107,322
MFS Research Portfolio (11/99)
Unit Value at beginning of year	1.057	1.055	1.135	1.135
Unit Value at end of year	0.808	0.805	1.057	1.055
Number of units outstanding at end of year	4,279,316	6,519,866	3,766,401	5,293,596
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.807	0.803
Number of units outstanding at end of year	60,196	662,621
Travelers Quality Bond Portfolio (5/00)
Unit Value at beginning of year	1.049	1.048	1.000	1.000
Unit Value at end of year	1.108	1.105	1.049	1.048
Number of units outstanding at end of year	4,591,755	2,064,167	4,047,115	1,180,840
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.107	1.103
Number of units outstanding at end of year	97,909	227,168
Van Kampen Life Investment Trust
Comstock Portfolio — Class II (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.914	0.912
Number of units outstanding at end of year	644,900	221,448
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.912	0.911
Number of units outstanding at end of year	—	158,937
B-7

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Period from May 1, 2001 to December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Enterprise Portfolio — Class II (6/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.908	0.907
Number of units outstanding at end of year	11,890	5,757
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.907	0.906
Number of units outstanding at end of year	—	26,673
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.922	0.921	1.000	1.000
Unit Value at end of year	0.796	0.793	0.922	0.921
Number of units outstanding at end of year	3,578,211	829,808	1,364,359	453,646
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.795	0.792
Number of units outstanding at end of year	21,463	90,527
Variable Insurance Products Fund III
Dynamic Capital Appreciation Fund — Service Class 2 (8/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.843	0.842
Number of units outstanding at end of year	11,149	6,006
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.842	0.841
Number of units outstanding at end of year	—	8,651
Mid Cap Portfolio — Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.028	1.027
Number of units outstanding at end of year	145,421	38,047
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.027	1.025
Number of units outstanding at end of year	—	7,278

______________

The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI. Any funds not listed above had no money or were not yet available as of December 31, 2001. The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Any funds not listed above were not available as of December 31, 2001.

*	Fund’s name has changed — see prospectus.

   (1)   As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

B-8

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
(Available only if Enhanced Death Benefit is elected and the annuitant is age 70 or younger on the date the Contract is issued.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

             (a)   is Medicare approved as a provider of skilled nursing care services; and

             (b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

OR

Meets all of the following standards:

             (a)   is licensed as a nursing care facility by the state in which it is licensed;

             (b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

             (c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

             (d)   provides, as a primary function, nursing care and room and board; and charges for these services;

             (e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

             (f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

             (g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

& nbsp;

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S.

Name:
Address:

E-1

L-20672	May 1, 2002

                       TRAVELERS PORTFOLIO ARCHITECT XTRA
                             TRAVELERS VINTAGE XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to,  and should be read in  conjunction  with,  the  Variable  Annuity  Contract
Prospectus  dated May 1,  2002.  A copy of the  Prospectus  may be  obtained  by writing to The Travelers Insurance Company,  Annuity Services, One Tower Square,
Hartford, Connecticut 06183-8036, or by calling (800) 842-8573.

FINANCIAL STATEMENTS .......................................................

                              THE INSURANCE COMPANY

         The Travelers  Insurance Company (the "Company"),  is a stock insurance company  chartered  in 1864  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam, the U.S. and British Virgin  Islands,  and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183, and its telephone number is (860) 277-0111.

The Company is a wholly  owned  subsidiary  of PFS  Services  Inc.,  which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial  services to consumer  and  corporate  customers  around the world.
Citigroup's  activities  are  conducted  through  the  Global  Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  The Separate  Account meets the definition of a separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act.  Additionally,  the  operations  of the  Separate  Account  are subject to the provisions of Section 38a-433 of the Connecticut General Statutes
which  authorizes the Connecticut  Insurance  Commissioner to adopt  regulations under it. Section  38a-433  contains no  restrictions  on the investments of the
Separate  Account,  and the  Commissioner  has adopted no regulations  under the
Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Fund BD III and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford,  Connecticut. TDLLC is affiliated with the Company and Fund BD III.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement among Fund BD III, TDLLC and the Company,  TDLLC acts as agent for the distribution  of the Contracts and as principal  underwriter  for the Contracts.
The Company  reimburses TDLLC for certain sales and overhead expenses  connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,

                                        1

Independence  Day, Labor Day,  Thanksgiving Day and Christmas Day. Each security traded on a national  securities  exchange is valued at the last  reported  sale price on the business day. If there has been no sale on that day, then the value of the  security  is taken to be the mean  between  the  reported  bid and asked prices  on the  business  day or on the  basis  of  quotations  received  from a reputable broker or any other recognized source.

         Any  security  not traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

         Securities traded on the  over-the-counter-market and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a funding  option  from one valuation period to the next. The net investment factor for a funding option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  funding option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

     (a) = investment  income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A funding option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each funding option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each funding option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the  value  of the  annuity  unit on the  preceding  business  day, multiplied  by (b) the  corresponding  net  investment  factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                                       2

                             PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance  for the Funding  Options of the Separate  Account.  The
Company may advertise the  "standardized  average  annual total  returns" of the
Funding  Options,  calculated  in a  manner  prescribed  by the  Securities  and
Exchange  Commission,  as  well  as  the  "nonstandardized  total  returns,"  as described below:

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring charges during each  period  (on a pro  rata  basis  in the case of  fractional  periods).  The deduction  for the  annual  contract  administrative  charge is  converted  to a percentage  of assets based on the actual fee collected  (or  anticipated  to be collected,  if a new  product),  divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of
Additional Information relates. Each quotation assumes a total redemption at the end of each period.  The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract  administrative  charge,  which, if reflected, would decrease the level of performance shown.

         For Funding Options that were in existence before they became available under the Separate  Account,  the  nonstandardized  average  annual total return quotations  will reflect the investment  performance  that such Funding  Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted.  The total return  quotations are based upon
historical   earnings  and  are  not   necessarily   representative   of  future
performance.

Average annual total returns for each of the Funding Options computed  according to the  standardized and  nonstandardized  method for the period ending December
31, 2001 are set forth in the following table.

                                       3

                       TRAVELERS PORTFOLIO ARCHITECT XTRA
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

-------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                       1 Year   5 Year       10 Year (or
                                                                             inception)
-------------------------------------------------------------------------------------------

AIM Capital Appreciation Portfolio                          -    -    -20.73%        5/1/01
-------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                -    -    -18.80%        5/1/01
-------------------------------------------------------------------------------------------
Alliance Growth Portfolio                             -21.72%    -    -13.89%       11/4/99
-------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*            -25.38%    -    -15.82%       11/3/99
-------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                     -33.23%    -    -34.36%        5/1/00
-------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Emerging Markets         -18.37%    -    -25.61%        5/1/00
Portfolio
-------------------------------------------------------------------------------------------
Delaware Investments REIT Series                      -1.16%     -      9.98%       5/1/00
-------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                    -18.06%    -    -12.55%        5/1/00
-------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                       -15.18%    -     -7.73%        5/1/00
-------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                    -15.62%    -     -2.02%       11/4/99
-------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                   -20.82%    -    -12.49%      11/11/99
-------------------------------------------------------------------------------------------
Federated Stock Portfolio                             -8.14%     -     -2.20%        5/1/00
-------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio        -     -    -22.61%        5/1/01
- Service Class 2
-------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio -             -20.92%    -    -13.61%       11/3/99
Service Class 2*
-------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2           -     -     -5.46%        5/1/01
-------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio -          -24.79%    -     -9.12%        5/1/00
Service Shares*
-------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio -             -43.37%    -    -44.01%        5/1/00
Service Shares*
-------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -              -30.09%    -    -29.55%        5/1/00
Service Shares*
-------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                        -25.31%    -    -14.79%       11/4/99
-------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                  -33.31%    -    -24.31%        5/1/00
-------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                         -42.34%    -    -18.10%       11/3/99
-------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                          -31.04%    -    -20.98%        5/1/00
-------------------------------------------------------------------------------------------
MFS Research Portfolio                                -29.94%    -    -13.06%       11/4/99
-------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB             -     -    -21.35%        5/1/01
Shares
-------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares           -     -      0.56%        5/1/01
-------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares                -     -    -26.07%        5/1/01
-------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                -7.92%     -      5.59%      11/16/99
-------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund              -13.40%    -      0.13%      11/29/99
-------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund       -16.18%    -      8.40%       11/3/99
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STOCK ACCOUNTS: (CONTINUED)                           1 Year   5 Year       10 Year (or
                                                                             inception)
-------------------------------------------------------------------------------------------

Travelers Disciplined Mid Cap Stock Portfolio         -13.29%    -     -5.66%        5/1/00
-------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II                   -     -    -16.17%        5/1/01
Shares*
-------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II                   -     -    -16.68%        5/1/01
Shares
-------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------
Federated High Yield Portfolio                         -7.89%    -     -8.59%        5/1/00
-------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                          -     -     -2.99%        5/1/01

-------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                  -10.39%    -     -4.86%        5/1/00
-------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       -2.79%    -      1.37%        5/1/00
-------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service              -14.08%    -    -10.28%        5/1/00
Shares*
-------------------------------------------------------------------------------------------
MFS Total Return Portfolio                             -9.65%    -      2.31%       11/3/99
-------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT:
-------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                       -6.08%    -     -1.81%        5/1/00
-------------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active in the product.

                                       4

                       TRAVELERS PORTFOLIO ARCHITECT XTRA
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

-------------------------------------------------------------------------------------------------------
                                                        Cumulative Returns
-------------------------------------------------------------------------------------------------------
                                                      YTD      1 YR       3YR       5YR      10YR
-------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                   -25.14%   -25.14%    -7.49%    17.32%     -
-------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         -14.13%   -14.13%    -8.15%    45.08%     -
-------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                            -14.91%   -14.91%   -11.22%    42.60%     -
-------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*           -18.89%   -18.89%   -13.94%    64.44%     -
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                    -27.42%   -27.42%   -16.02%    65.18%   240.12%
-------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Emerging Markets        -11.27%   -11.27%     6.29%     -         -
Portfolio
-------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                       6.84%     6.84%    31.85%     -         -
-------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                   -10.94%   -10.94%    -4.86%    53.17%     -
-------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                       -7.80%    -7.80%    24.12%    35.10%   479.02%
-------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                    -8.28%    -8.28%     1.31%    45.36%     -
-------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                  -13.94%   -13.94%    -9.94%    49.07%   183.65%
-------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                             -0.15%    -0.15%     5.30%    59.00%     -
-------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            -28.04%   -28.04%     -         -         -
Portfolio - Service Class 2*
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio - Service     -14.04%   -14.04%    -4.08%    49.17%     -
Class 2*
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*     -5.25%    -5.25%   45.02%      -         -
-------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio -         -18.25%   -18.25%     -         -         -
Service Shares*
-------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio -            -38.45%   -38.45%     -         -         -
Service Shares*
-------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -             -24.01%   -24.01%     1.28%    53.87%     -
Service Shares*
-------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                       -18.81%   -18.81%   -13.38%    39.85%     -
-------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                 -27.52%   -27.52%   -24.59%   -11.16%     -
-------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                        -37.33%   -37.33%   -14.63%    33.97%     -
-------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                         -25.04%   -25.04%    29.84%     -         -
-------------------------------------------------------------------------------------------------------
MFS Research Portfolio                               -23.85%   -23.85%   -14.21%     -         -
-------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -                -21.52%   -21.52%     9.58%     -         -
Class IB Shares*
-------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*     17.39%    17.39%     -         -         -
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*         -30.78%   -30.78%     -         -         -
-------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                 0.08%     0.08%    39.38%     -         -
-------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund              -5.87%    -5.87%    13.67%     -         -
-------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund       -8.89%    -8.89%     -         -         -
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
  Average Annual Returns                                     Calendar Year
                                                                Returns
------------------------------------------------------------------------------
 3YR       5YR       10YR        Inception         2000     1999      1998
------------------------------------------------------------------------------
  -2.56%      3.24%     -        3.87%  10/10/95   -11.99%    40.41%   15.13%
------------------------------------------------------------------------------
  -2.79%      7.72%     -       11.38%    5/5/93   -16.16%    27.60%   30.01%
------------------------------------------------------------------------------
  -3.89%      7.35%     -       12.96%   6/20/94   -19.68%    29.90%   26.75%
------------------------------------------------------------------------------
  -4.88%     10.45%     -       13.55%   6/26/92   -18.26%    29.80%   45.33%
------------------------------------------------------------------------------
  -5.65%     10.55%   13.01%     8.60%   5/16/83   -23.27%    50.79%   58.76%
------------------------------------------------------------------------------
   2.05%      -         -       -3.26%  12/31/97   -32.77%    78.19%  -17.61%
------------------------------------------------------------------------------
   9.65%      -         -        4.78%    5/6/98    29.02%    -4.35%     -
------------------------------------------------------------------------------
  -1.64%      8.90%     -       11.75%    4/5/93    -2.42%     9.47%   27.98%
------------------------------------------------------------------------------
   7.46%      6.20%   19.18%    26.97%   8/31/90    11.30%    20.96%   -5.09%
------------------------------------------------------------------------------
   0.43%      7.76%     -        9.37%   8/30/96     7.19%     3.05%   10.40%
------------------------------------------------------------------------------
  -3.42%      8.31%   10.98%    11.92%  11/30/91   -10.93%    17.49%   26.30%
------------------------------------------------------------------------------
   1.73%      9.71%     -       11.36%   8/30/96     1.93%     3.47%   15.74%
------------------------------------------------------------------------------
   -          -         -      -31.88%   9/26/00      -        -         -
------------------------------------------------------------------------------
   -1.38%      8.32%             13.58%   1/3/95    -8.49%    21.93%   27.62%
------------------------------------------------------------------------------
 13.18%       -         -       14.07%  12/29/98     4.63%    46.29%     -
------------------------------------------------------------------------------
   -          -         -      -13.80%   1/18/00      -        -         -
------------------------------------------------------------------------------
   -          -         -      -37.55%   1/18/00      -        -         -
------------------------------------------------------------------------------
   0.42%      9.00%     -       13.59%   9/13/93   -17.48%    61.52%   26.62%
 -----------------------------------------------------------------------------
  -4.67%      6.93%     -        8.88%   8/30/96   -16.00%    27.02%   33.15%
------------------------------------------------------------------------------
  -8.97%     -2.34%     -       -0.92%    8/1/96   -12.97%    19.54%   10.65%
------------------------------------------------------------------------------
  -5.13%      6.02%     -        6.67%   8/30/96   -21.55%    73.63%   31.91%
------------------------------------------------------------------------------
   9.09%      -         -        6.92%   3/23/98     7.42%    61.26%     -
------------------------------------------------------------------------------
  -4.98%      -         -       -2.86%   3/23/98    -7.26%    21.48%     -
------------------------------------------------------------------------------
   3.09%      -         -        7.75%    1/2/97   -11.22%    57.25%   16.36%
------------------------------------------------------------------------------
   -          -         -       15.37%   4/30/99    22.25%     -         -
------------------------------------------------------------------------------
   -          -         -      -42.86%   9/28/00      -        -         -
------------------------------------------------------------------------------
  11.69%      -         -       13.25%   2/17/98    16.14%    19.91%     -
------------------------------------------------------------------------------
   4.36%      -         -        5.66%   2/17/98    13.19%     6.68%     -
------------------------------------------------------------------------------
   -          -         -       11.53%   11/1/99    14.66%     -         -
------------------------------------------------------------------------------

                                       5

                       TRAVELERS PORTFOLIO ARCHITECT XTRA
     NONSTANDARDIZED PERFORMANCE AS OF 12/31/01 (Cont'd from previous page)

----------------------------------------------------------------------------------------------------
                                                        Cumulative Returns
----------------------------------------------------------------------------------------------------
                                                      YTD      1 YR       3YR       5YR      10YR
----------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio         -5.75%    -5.75%    20.32%     -         -
----------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*      -4.55%    -4.55%     -         -         -
----------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*     -22.05%   -22.05%   -19.30%    27.13%   124.86%
----------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                         0.12%     0.12%    -8.55%     6.61%     -
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                           6.88%     6.88%    12.96%     -         -
----------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                  -2.60%    -2.60%    25.50%     -         -
----------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       5.21%     5.21%     9.76%    23.06%     -
----------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*      -6.61%    -6.61%    12.64%    78.16%     -
----------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                            -1.79%    -1.79%    13.42%    48.06%     -
----------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                       1.92%     1.92%     9.61%    16.68%    25.55%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio - 7 Day Yield         0.00%   This yield quotation more closely reflects the current earnings of this fund.
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     Average Annual Returns                                   Calendar Year
                                                                 Returns
-------------------------------------------------------------------------------
     3YR       5YR       10YR      Inception         2000     1999      1998
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      6.35%      -         -     13.58%    4/1/97    14.54%    11.45%   14.84%
-------------------------------------------------------------------------------
      -          -         -      4.82%    5/1/99    27.27%     -         -
-------------------------------------------------------------------------------
     -6.89%      4.92%    8.43%   7.80%    4/7/86   -16.24%    23.61%   22.74%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     -2.93%      1.29%     -      2.49%   8/30/96    -9.78%     1.26%    2.84%
-------------------------------------------------------------------------------
      4.14%      -         -      4.77%  12/31/97     8.23%    -2.35%    6.70%
-------------------------------------------------------------------------------
      7.86%      -         -      6.29%    5/1/98    10.52%    16.59%     -
-------------------------------------------------------------------------------
      3.15%      4.24%     -      4.53%   8/30/96     5.07%    -0.71%    6.55%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      4.04%     12.24%     -     12.36%   9/13/93    -3.12%    24.50%   31.89%
-------------------------------------------------------------------------------
      4.28%      8.16%     -      9.67%   6/20/94    14.57%     0.80%    9.68%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      3.10%      3.13%    2.30%   3.19%  12/31/87     4.31%     3.10%    3.18%
-------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

*    These funds offer multiple  classes of shares.  The  performance  above may reflect  the fees and  performance  of  another  class of the same fund for periods before the current class existed.  If the current class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be  available in every  jurisdiction.  With the optional ESP rider, the annuity  contract's  asset based  charges would have been 0.20% higher, which would have reduced performance.

                                       6

                             TRAVELERS VINTAGE XTRA
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

 ----------------------------------------------------------------------------------------------------------------------------------
 STOCK ACCOUNTS:                                             1 Year             5 Years               10 Years (or inception)
 ----------------------------------------------------------------------------------------------------------------------------------

 AIM Capital Appreciation Portfolio                            -                   -                -20.76%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                  -                   -                -18.84%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio                                  -21.76%                -                -14.71%             11/9/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth Portfolio-Class B*                 -25.41%                -                -15.96%             11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund-Class 2*                 -22.54%                -                -12.85%            11/17/99
 ----------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund-Class 2*                        -26.09%                -                 -5.55%             11/8/99
 ----------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund-Class 2*                  -7.33%                -                 1.30%              11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio (Fidelity)                         -15.66%                -                 -4.09%            11/18/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio - Class  II*                        -20.86%                -                -12.59%             11/8/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio-Service Class*      -20.86%                -                 -8.53%            11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund - Class 2*                         -23.47%                -                -11.92%             11/9/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio - Service Shares*  -45.45%                -                -45.14%              5/1/00
 ----------------------------------------------------------------------------------------------------------------------------------
 Large Cap Portfolio (Fidelity)                             -25.34%                -                -17.50%            11/26/99
 ----------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Portfolio                              -42.37%                -                -18.23%             11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 MFS Research Portfolio                                     -29.97%                -                -13.25%            11/18/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund - Class IB Shares*        -                   -                -21.39%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund - Class IB Shares*             -                   -                 0.51%               5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager II Fund - Class IB Shares*                  -                   -                -26.10%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Capital Fund                      -7.97%                -                 5.51%             11/26/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Investors Fund                   -13.44%                -                 -0.04%            11/10/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Small Cap Growth Fund            -16.22%                -                 5.13%             11/24/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Aggressive Growth Portfolio                   -13.37%                -                 9.37%              11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Appreciation Portfolio                        -13.28%                -                 -5.54%             11/9/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Fundamental Value Portfolio                   -14.45%                -                 2.89%              12/6/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney International All Cap Growth Portfolio        -37.85%                -                -23.87%            11/18/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Core Portfolio                         -                   -                -18.04%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Growth Portfolio                    -21.00%                -                -10.53%             11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Value Portfolio                     -17.07%                -                 -5.47%            11/16/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Mid Cap Core Portfolio                        -18.71%                -                 5.28%              11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Premier Selections All Cap Growth Portfolio      -                   -                -17.97%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Small Cap Growth Opportunities Portfolio         -                   -                -13.32%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund-Class 2*                 -24.14%                -                 -9.49%             11/3/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth Portfolio                       -38.14%                -                -13.46%             11/9/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Enterprise Portfolio                            -28.89%                -                -16.35%             11/9/99
 ----------------------------------------------------------------------------------------------------------------------------------
 BOND ACCOUNTS:
 ----------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                                  -                   -                 -3.04%              5/1/01
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Diversified Strategic Income Portfolio         -6.73%                -                 -2.80%             11/8/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income Portfolio                         -13.07%                -                -10.13%            11/17/99
 ----------------------------------------------------------------------------------------------------------------------------------
 Travelers Managed Income Portfolio                          -3.22%                -                 1.30%             11/12/99
 ----------------------------------------------------------------------------------------------------------------------------------
 BALANCED ACCOUNTS:
 ----------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio                                  -9.69%                -                 3.20%             11/26/99
 ----------------------------------------------------------------------------------------------------------------------------------

                                       7

                         TRAVELERS VINTAGE XTRA
                 STANDARDIZED PERFORMANCE AS OF 12/31/01

 ----------------------------------------------------------------------------------------------------------------------------------
 STOCK ACCOUNTS:                                      1 Year                5 Years                   10 Years (or inception)
 ----------------------------------------------------------------------------------------------------------------------------------

 MONEY MARKET ACCOUNTS:
 ----------------------------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market Portfolio                  -6.21%                   -                     -0.68%              11/8/99
 ----------------------------------------------------------------------------------------------------------------------------------

                                       8

                             TRAVELERS VINTAGE XTRA
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

                                                                Cumulative Returns
                                                 --------------------------------------------------
             Enhanced Death Benefit                 YTD      1 YR     3YR       5YR       10YR
---------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                -25.14%   -25.14%  -7.49%   17.32%       -
---------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      -14.13%   -14.13%  -8.15%   45.08%       -
---------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                         -14.91%   -14.91% -11.22%   42.60%       -
---------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*        -18.89%   -18.89% -13.94%   64.44%       -
---------------------------------------------------------------------------------------------------
American Funds Global Growth Fund-Class 2*        -15.76%   -15.76%  11.89%      -         -
---------------------------------------------------------------------------------------------------
American Funds Growth Fund-Class 2*               -19.63%   -19.63%  27.43%   115.86%   280.97%
---------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund-Class 2*         0.72%     0.72%   16.65%   66.86%    193.90%
---------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                 -8.28%   -8.28%   1.31%    45.36%       -
---------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*               -13.94%   -13.94%  -9.94%   49.07%    183.65%
---------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio-Service    -13.94%   -13.94%  -3.83%   49.64%       -
Class*
---------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*                -16.77%   -16.77%  16.85%      -         -
---------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -         -40.68%   -40.68% -11.94%   28.62%       -
Service Shares*
---------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                    -18.81%   -18.81% -13.38%   39.85%       -
---------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                     -37.33%   -37.33% -14.63%   33.97%       -
---------------------------------------------------------------------------------------------------
MFS Research Portfolio                            -23.85%   -23.85% -14.21%      -         -
---------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB    -21.52%   -21.52%  9.58%       -         -
Shares*
---------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*  17.39%   17.39%     -         -         -
---------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*      -30.78%   -30.78%    -         -         -
---------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund             0.08%     0.08%   39.38%      -         -
---------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund           -5.87%   -5.87%   13.67%      -         -
---------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund    -8.89%   -8.89%     -         -         -
---------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio           -5.80%   -5.80%     -         -         -
---------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                -5.70%   -5.70%   2.49%    48.88%    136.27%
---------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio           -6.97%   -6.97%   31.95%   56.10%       -
---------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth         -32.41%   -32.41% -16.65%   -12.06%      -
Portfolio
---------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio             -16.07%   -16.07%    -         -         -
---------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio           -14.09%   -14.09%  0.90%       -         -
---------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio             -9.82%   -9.82%   -1.52%   32.11%       -
---------------------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio               -11.60%   -11.60%    -         -         -
---------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth    -15.71%   -15.71%    -         -         -
Portfolio
---------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities       -17.72%   -17.72%  19.06%      -         -
Portfolio
---------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund-Class 2*        -17.51%   -17.51%  -5.11%   13.48%       -
---------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio              -32.73%   -32.73%  19.19%   90.46%       -
---------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                   -22.67%   -22.67% -19.82%   24.46%       -
---------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                       6.88%     6.88%   12.96%      -         -
---------------------------------------------------------------------------------------------------

             Average Annual Returns                 Calendar Year Returns
------------------------------------------------------------------------------
 3YR      5YR     10YR            Inception           2000     1999     1998
------------------------------------------------------------------------------

------------------------------------------------------------------------------
-2.56%   3.24%      -       10/10/1995    3.87%     -11.99%   40.41%   15.13%
------------------------------------------------------------------------------
-2.79%   7.72%      -        5/5/1993     11.38%    -16.16%   27.60%   30.01%
------------------------------------------------------------------------------
-3.89%   7.35%      -       6/20/1994     12.96%    -19.68%   29.90%   26.75%
------------------------------------------------------------------------------
-4.88%  10.45%      -       6/26/1992     13.55%    -18.26%   29.80%   45.33%
------------------------------------------------------------------------------
3.81%      -        -       4/30/1997     9.29%     -20.31%   66.68%   26.47%
------------------------------------------------------------------------------
8.41%   16.63%   14.30%      2/8/1984     14.16%      2.62%   54.50%   32.85%
------------------------------------------------------------------------------
5.26%   10.78%   11.37%     2/28/1985     12.16%      6.04%    9.23%   15.99%
------------------------------------------------------------------------------
0.43%    7.76%      -       8/30/1996     9.37%       7.19%    3.05%   10.40%
------------------------------------------------------------------------------
-3.42%   8.31%   10.98%     11/30/1991    11.92%    -10.93%   17.49%   26.30%
------------------------------------------------------------------------------
 -1.29%   8.39%      -       1/31/1995     14.04%     -8.37%   21.95%   27.65%

------------------------------------------------------------------------------
5.32%      -        -        5/1/1998     1.74%     -18.02%   71.26%    -
------------------------------------------------------------------------------
-4.15%   5.16%      -       9/13/1993     10.52%    -32.98%  121.50%   31.93%

------------------------------------------------------------------------------
-4.67%   6.93%      -       8/30/1996     8.88%     -16.00%   27.02%   33.15%
------------------------------------------------------------------------------
-5.13%   6.02%      -       8/30/1996     6.67%     -21.55%   73.63%   31.91%
------------------------------------------------------------------------------
-4.98%     -        -       3/23/1998     -2.86%     -7.26%   21.48%    -
------------------------------------------------------------------------------
3.09%      -        -        1/2/1997     7.75%     -11.22%   57.25%   16.36%

------------------------------------------------------------------------------
  -        -        -       4/30/1999     15.37%     22.25%    -        -
------------------------------------------------------------------------------
  -        -        -       9/28/2000    -42.86%     -         -        -
------------------------------------------------------------------------------
11.69%     -        -       2/17/1998     13.25%     16.14%   19.91%    -
------------------------------------------------------------------------------
4.36%      -        -       2/17/1998     5.66%      13.19%    6.68%    -
------------------------------------------------------------------------------
  -        -        -       11/1/1999     11.53%     14.66%    -        -
------------------------------------------------------------------------------
  -        -        -       11/1/1999     12.54%     13.67%    -        -
------------------------------------------------------------------------------
0.82%    8.28%    8.97%     10/16/1991    9.25%      -2.18%   11.11%   17.00%
------------------------------------------------------------------------------
9.67%    9.31%      -       12/3/1993     12.36%     18.33%   19.86%    3.09%
------------------------------------------------------------------------------
-5.88%  -2.54%      -       6/20/1994     0.74%     -25.15%   64.75%    4.59%

------------------------------------------------------------------------------
  -        -        -       9/14/1999     -3.43%     -6.86%    -        -
------------------------------------------------------------------------------
0.30%      -        -        5/1/1998     6.09%      -8.61%   28.51%    -
------------------------------------------------------------------------------
-0.51%   5.72%      -       6/20/1994     9.54%      11.11%   -1.72%    7.86%
------------------------------------------------------------------------------
  -        -        -       11/1/1999     8.50%      15.81%    -        -
------------------------------------------------------------------------------
  -        -        -       9/14/1999     6.67%      15.79%    -        -

------------------------------------------------------------------------------
5.98%      -        -        2/7/1997     4.50%       7.07%   35.15%   -5.52%

------------------------------------------------------------------------------
-1.73%   2.56%      -        5/1/1992     7.58%      -4.11%   19.95%    7.05%
------------------------------------------------------------------------------
6.02%   13.74%      -        7/3/1995     15.37%    -11.75%  100.76%   35.09%
------------------------------------------------------------------------------
-7.09%   4.47%      -       6/21/1994     9.83%     -16.17%   23.69%   22.89%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
4.14%      -        -       12/31/1997    4.77%       8.23%   -2.35%    6.70%
------------------------------------------------------------------------------

                                       9

                             TRAVELERS VINTAGE XTRA
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

                                                                CUMULATIVE RETURNS
                                                 -------------------------------------------------
              Enhanced Death Benefit                 YTD      1 YR     3YR       5YR       10YR
--------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
--------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income          1.32%     1.32%   2.13%    13.35%     48.37%
Portfolio
--------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                 -5.47%   -5.47%  -13.97%   -5.10%       -
--------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                 4.83%     4.83%   10.07%   22.41%       -
--------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                         -1.79%   -1.79%   13.42%   48.06%       -
--------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                1.83%     1.83%   9.16%    16.25%       -
--------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield  -0.14%   This yield quotation more closely
                                                            reflects the current earnings of this
                                                            fund.
--------------------------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS                 CALENDAR YEAR RETURNS
-----------------------------------------------------------------------------
   3YR      5YR     10YR          Inception         2000     1999     1998
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 0.70%    2.54%    4.02%     10/16/1991    4.04%     0.98%   -0.18%    4.50%

-----------------------------------------------------------------------------
 -4.89%  -1.04%      -       6/22/1994     2.61%    -9.68%    0.76%   -1.35%
-----------------------------------------------------------------------------
 3.25%    4.13%      -       6/28/1994     4.59%     5.97%   -0.92%    3.20%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 4.28%    8.16%      -       6/20/1994     9.67%    14.57%    0.80%    9.68%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 2.96%    3.06%      -       6/20/1994     3.07%     4.17%    2.90%    3.17%
-----------------------------------------------------------------------------

The inception  date is the date that the underlying  fund commenced  operations.
*These funds offer multiple classes of shares. The performance above may reflect the fees and  performance  of another class of the same fund for periods  before the current class existed.  If the current  class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be available in every  jurisdiction.  With the optional ESP rider, the annuity  contract's asset
based  charges   would  have  been  0.20%  higher,   which  would  have  reduced
performance.

                                       10

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

                         NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       11

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

                                       12

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution  plan each year were increased by EGTRRA.  The maximum total annual limit was  increased  from  $35,000 to  $40,000.  The limit on  employee  salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING
         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.   ELIGIBLE  ROLLOVER  DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
     FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR  FROM  457  PLANS
     SPONSORED BY GOVERNMENTAL ENTITIES

      There is a mandatory 20% tax withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

     (a)  a periodic  settlement  distribution  is elected  based upon a life or life expectancy calculation, or

     (b)  a  term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

     (c)  a minimum required  distribution as defined under the tax law is taken after the  attainment of the age of 70 1/2or as otherwise  required by law, or

     (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

                                       13

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

3.   PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD GREATER THAN
     ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or  less per year, will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December 31, 2001,  included herein,  and the financial  statements of The Travelers Fund BD III for Variable
Annuities as of December 31, 2001, and for the years ended December 31, 2001 and
2000, also included  herein,  have been included in reliance upon the reports of
KPMG LLP, independent certified public accountants,  appearing elsewhere herein, and upon the authority of said firm as experts in accounting  and auditing.  The audit reports covering the December 31, 2001 financial  statements and schedules of The  Travelers  Insurance  Company  and  subsidiaries  refer  to  changes  in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       14

                       STATEMENT OF ADDITIONAL INFORMATION
                                   FUND BD III

                       TRAVELERS PORTFOLIO ARCHITECT XTRA
                             TRAVELERS VINTAGE XTRA

                      Individual Variable Annuity Contract
                                    issued by

                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-20672S                                                              May 2002

ANNUAL REPORT
DECEMBER 31, 2001

          THE TRAVELERS FUND BD III
          FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                         CAPITAL APPRECIATION   MONEY MARKET                            PREMIER GROWTH
                                                FUND             PORTFOLIO     AIM V.I. VALUE FUND   PORTFOLIO - CLASS B
                                         --------------------   ------------   -------------------   -------------------

ASSETS:
   Investments at market value:               $1,387,874         $10,734,600         $574,645             $1,519,915

  Receivables:
      Dividends ......................                --               5,722               --                     --
   Other assets ......................                --                  --               --                     --
                                              ----------         -----------         --------             ----------

         Total Assets ................         1,387,874          10,740,322          574,645              1,519,915
                                              ----------         -----------         --------             ----------

LIABILITIES:
   Payables:
      Insurance charges ..............               154               1,205               63                    172
      Administrative fees ............                18                 131                7                     19
      Equity protection fees .........                --                  --               --                     --
                                              ----------         -----------         --------             ----------

         Total Liabilities ...........               172               1,336               70                    191
                                              ----------         -----------         --------             ----------

NET ASSETS:                                   $1,387,702         $10,738,986         $574,575             $1,519,724
                                              ==========         ===========         ========             ==========

                        See Note to Financial Statements

                                      -1-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                 CREDIT SUISSE TRUST
                                   GLOBAL GROWTH   GROWTH FUND   GROWTH-INCOME    EMERGING MARKETS
                                    FUND-CLASS 2    -CLASS 2      FUND-CLASS 2        PORTFOLIO
                                   -------------   -----------   -------------   -------------------

ASSETS:
   Investments at market value:      $1,150,895    $1,919,559     $1,725,066          $187,824

   Receivables:
      Dividends................              --            --             --                --
   Other assets................              --            --             --                --
                                     ----------    ----------     ----------          --------

      Total Assets.............       1,150,895     1,919,559      1,725,066           187,824
                                     ----------    ----------     ----------          --------

LIABILITIES:
   Payables:
      Insurance charges........             133           219            200                20
      Administrative fees......              14            23             21                 2
      Equity protection fees...              --            --             --                --
                                     ----------    ----------     ----------          --------

         Total Liabilities.....             147           242            221                22
                                     ----------    ----------     ----------          --------

NET ASSETS:                          $1,150,748    $1,919,317     $1,724,845          $187,802
                                     ==========    ==========     ==========          ========

                        See Notes to Financial Statements

                                      -2-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

              EAFE(R)EQUITY    SMALL CAP    DREYFUS APPRECIATION     SMALL CAPS PORTFOLIO   FRANKLIN SMALL CAP
REIT SERIES     INDEX FUND    INDEX FUND   PORTFOLIO-INITIAL CLASS      -INITIAL CLASS        FUND - CLASS 2
-----------   -------------   ----------   -----------------------   --------------------   ------------------

  $296,148       $157,916      $639,174           $259,487                 $697,616              $467,221

        --             --            --                 --                       --                    --
        --             --            --                 --                       --                    --
  --------       --------      --------           --------                 --------              --------

   296,148        157,916       639,174            259,487                  697,616               467,221
  --------       --------      --------           --------                 --------              --------

        32             16            66                 29                       76                    52
         3              2             8                  3                        9                     6
        --             --            --                 --                       --                    --
  --------       --------      --------           --------                 --------              --------

        35             18            74                 32                       85                    58
  --------       --------      --------           --------                 --------              --------

  $296,113       $157,898      $639,100           $259,455                 $697,531              $467,163
  ========       ========      ========           ========                 ========              ========

                        See Notes to Financial Statements

                                      -3-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                     TEMPLETON                    DIVERSIFIED   EQUITY INDEX
                                   INTERNATIONAL                   STRATEGIC      PORTFOLIO
                                     SECURITIES    APPRECIATION     INCOME        -CLASS I
                                    FUND-CLASS 2     PORTFOLIO     PORTFOLIO       SHARES
                                   -------------   ------------   -----------   ------------

ASSETS:
   Investments at market value:       $128,254       $858,996       $380,912    $282,994,773

   Receivables:
      Dividends................             --             --             --              --
   Other assets................             --             --             --              --
                                      --------       --------       --------    ------------

         Total Assets..........        128,254        858,996        380,912     282,994,773
                                      --------       --------       --------    ------------

LIABILITIES:
   Payables:
      Insurance charges........             14             92             42          29,560
      Administrative fees......              2             10              5           3,521
      Equity protection fees...             --             --             --          38,061
                                      --------       --------       --------    ------------

         Total Liabilities.....             16            102             47          71,142
                                      --------       --------       --------    ------------

NET ASSETS:                           $128,238       $858,894       $380,865    $282,923,631
                                      ========       ========       ========    ============

                        See Notes to Financial Statements

                                      -4-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

EQUITY INDEX                                      BALANCED       GLOBAL LIFE           GLOBAL
 PORTFOLIO-    FUNDAMENTAL   AGGRESSIVE GROWTH    PORTFOLIO   SCIENCES PORTFOLIO      TECHNOLOGY
  CLASS II        VALUE          PORTFOLIO-      - SERVICE        - SERVICE           PORTFOLIO-
   SHARES       PORTFOLIO      SERVICE SHARES      SHARES           SHARES         SERVICE SHARES
------------   -----------   -----------------   ----------   ------------------   --------------

 $1,587,603     $1,265,846        $287,470       $2,092,055        $475,199           $452,158

         --             --              --               --              --                 --
         --             --              --               --              --                 --

 ----------     ----------        --------       ----------        --------           --------

  1,587,603      1,265,846         287,470        2,092,055         475,199            452,158
 ----------     ----------        --------       ----------        --------           --------

        178            144              34              226              54                 50
         20             16               4               26               6                  6
         --             --              --               --              --                 --
 ----------     ----------        --------       ----------        --------           --------

        198            160              38              252              60                 56
 ----------     ----------        --------       ----------        --------           --------

 $1,587,405     $1,265,686        $287,432       $2,091,803        $475,139           $452,102
 ==========     ==========        ========       ==========        ========           ========

                        See Notes to Financial Statements

                                      -5-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                   PUTNAM VT
                                     WORLDWIDE GROWTH                        INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP
                                     PORTFOLIO-SERVICE   TOTAL RETURN BOND       FUND-CLASS IB      VALUE FUND-CLASS IB
                                          SHARES             PORTFOLIO              SHARES                 SHARES
                                     -----------------   -----------------   --------------------   -------------------

ASSETS:
   Investments at market value: ..       $904,095            $2,327,655            $291,400               $476,756

   Receivables:
      Dividends ..................             --                    --                  --                     --
   Other assets ..................             --                    --                  --                     --
                                         --------            ----------            --------               --------

      Total Assets ...............        904,095             2,327,655             291,400                476,756
                                         --------            ----------            --------               --------

LIABILITIES:
   Payables:
      Insurance charges ..........             99                   258                  32                     53
      Administrative fees ........             11                    29                   4                      6
      Equity protection fees .....             --                    --                  --                     --
                                         --------            ----------            --------               --------

         Total Liabilities .......            110                   287                  36                     59
                                         --------            ----------            --------               --------

NET ASSETS:                              $903,985            $2,327,368            $291,364               $476,697
                                         ========            ==========            ========               ========

                       See Notes to Financial Statements

                                      -6-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2001

PUTNAM VT VOYAGER                                                                           SMITH BARNEY PREMIER
    II FUND-                                        SMALL CAP GROWTH   SMITH BARNEY LARGE   SELECTIONS ALL CAP
 CLASS IB SHARES    CAPITAL FUND   INVESTORS FUND         FUND         CAP CORE PORTFOLIO    GROWTH PORTFOLIO
-----------------   ------------   --------------   ----------------   ------------------   --------------------

     $89,323         $2,721,489      $1,306,558         $717,054             $27,974               $37,186

          --                 --              --               --                  --                    --
          --                 11              --               --                  --                    --
     -------         ----------      ----------         --------             -------               -------

      89,323          2,721,500       1,306,558          717,054              27,974                37,186
     -------         ----------      ----------         --------             -------               -------

          10                307             148               82                   3                     4
           1                 34              16                9                   1                     1
          --                 --              --               --                  --                    --
     -------         ----------      ----------         --------             -------               -------

          11                341             164               91                   4                     5
     -------         ----------      ----------         --------             -------               -------

     $89,312         $2,721,159      $1,306,394         $716,963             $27,970               $37,181
     =======         ==========      ==========         ========             =======               =======

                       See Notes to Financial Statements

                                      -7-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                   CONVERTIBLE BOND   DISCIPLINED MID CAP   EQUITY INCOME   FEDERATED HIGH YIELD
                                      PORTFOLIO         STOCK PORTFOLIO       PORTFOLIO          PORTFOLIO
                                   ----------------   -------------------   -------------   --------------------

ASSETS:
   Investments at market value:       $1,019,397           $432,211           $2,946,153          $342,416

   Receivables:
      Dividends ................              --                 --                   --                --
   Other assets ................              --                 --                   --                --
                                      ----------           --------           ----------          --------

      Total Assets .............       1,019,397            432,211            2,946,153           342,416
                                      ----------           --------           ----------          --------

LIABILITIES:
   Payables:
      Insurance charges ........             108                 49                  327                40
      Administrative fees ......              12                  5                   36                 4
      Equity protection fees ...              --                 --                   --                --
                                      ----------           --------           ----------          --------

Total Liabilities ..............             120                 54                  363                44
                                      ----------           --------           ----------          --------

NET ASSETS:                           $1,019,277           $432,157           $2,945,790          $342,372
                                      ==========           ========           ==========          ========

                       See Notes to Financial Statements

                                      -8-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

FEDERATED STOCK                         LAZARD INTERNATIONAL     MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH
   PORTFOLIO      LARGE CAP PORTFOLIO     STOCK PORTFOLIO      GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO
---------------   -------------------   --------------------   ----------------   ------------------   ------------

   $721,793             $491,002              $207,301             $617,585            $780,622          $360,405

         --                   --                    --                   --                  --                --
         --                   --                    --                   --                  --                --
   --------             --------              --------             --------            --------          --------

    721,793              491,002               207,301              617,585             780,622           360,405
   --------             --------              --------             --------            --------          --------

         78                   57                    21                   72                  87                40
          9                    6                     3                    9                  10                 4
         --                   --                    --                   --                  --                --
   --------             --------              --------             --------            --------          --------

         87                   63                    24                   81                  97                44
   --------             --------              --------             --------            --------          --------

   $721,706             $490,939              $207,277             $617,504            $780,525          $360,361
   ========             ========              ========             ========            ========          ========

                        See Notes to Financial Statements

                                      -9-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                 TRAVELERS QUALITY         AIM CAPITAL        ALLIANCE GROWTH   MFS TOTAL RETURN
                                   BOND PORTFOLIO    APPRECIATION PORTFOLIO     PORTFOLIO          PORTFOLIO
                                 -----------------   ----------------------   ---------------   ----------------

ASSETS:
   Investments at market value:      $2,970,909             $207,414             $1,598,994        $4,941,154

   Receivables:
      Dividends ...............              --                   --                     --                --
   Other assets ...............              --                   --                     --                --
                                     ----------             --------             ----------        ----------

         Total Assets .........       2,970,909              207,414              1,598,994         4,941,154
                                     ----------             --------             ----------        ----------

LIABILITIES:
   Payables:
      Insurance charges .......             314                   24                    179               552
      Administrative fees .....              37                    3                     20                61
      Equity protection fees ..              --                   --                     --                --
                                     ----------             --------             ----------        ----------

         Total Liabilities ....             351                   27                    199               613
                                     ----------             --------             ----------        ----------

NET ASSETS:                          $2,970,558             $207,387             $1,598,795        $4,940,541
                                     ==========             ========             ==========        ==========

                       See Notes to Financial Statements

                                      -10-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                        SMITH BARNEY                             SMITH BARNEY                                SMITH BARNEY LARGE
PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP   SMITH BARNEY LARGE    CAPITALIZATION GROWTH
 INCOME PORTFOLIO        PORTFOLIO       INCOME PORTFOLIO       GROWTH PORTFOLIO     CAP VALUE PORTFOLIO        PORTFOLIO
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

     $589,087           $3,665,101            $353,801              $239,533               $985,110              $1,165,586

                                --                  --                    --                     --                      --
           --                   --                  --                                           --
     --------           ----------            --------              --------               --------              ----------

      589,087            3,665,101             353,801               239,533                985,110               1,165,586
     --------           ----------            --------              --------               --------              ----------

           62                  418                  41                    25                    111                     135
            7                   45                   4                     3                     12                      14
           --                   --                  --                    --                     --                      --
     --------           ----------            --------              --------               --------              ----------

           69                  463                  45                    28                    123                     149
     --------           ----------            --------              --------               --------              ----------

     $589,018           $3,664,638            $353,756              $239,505               $984,987              $1,165,437
     ========           ==========            ========              ========               ========              ==========

                       See Notes to Financial Statements

                                      -11-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                       SMITH BARNEY MID    SMITH BARNEY MONEY    TRAVELERS MANAGED        VAN KAMPEN
                                      CAP CORE PORTFOLIO    MARKET PORTFOLIO     INCOME PORTFOLIO    ENTERPRISE PORTFOLIO
                                      ------------------   -------------------   -----------------   --------------------

ASSETS:
   Investments at market value: ...        $983,656             $1,697,707           $354,989              $75,620

   Receivables:
      Dividends ...................              --                    794                 --                   --
   Other assets ...................              --                     --                 --                   --
                                           --------             ----------           --------              -------

      Total Assets ................         983,656              1,698,501            354,989               75,620
                                           --------             ----------           --------              -------

LIABILITIES:
   Payables:
      Insurance charges ...........             113                    196                 40                    9
      Administrative fees .........              12                     21                  4                    1
      Equity protection fees ......              --                     --                 --                   --
                                           --------             ----------           --------              -------

         Total Liabilities ........             125                    217                 44                   10
                                           --------             ----------           --------              -------

NET ASSETS:                                $983,531             $1,698,284           $354,945              $75,610
                                           ========             ==========           ========              =======

                       See Notes to Financial Statements

                                      -12-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                           SMITH BARNEY SMALL
                                                              CAP GROWTH          CONTRAFUND(R)       CONTRAFUND(R)
COMSTOCK PORTFOLIO   EMERGING GROWTH  ENTERPRISE PORTFOLIO   OPPORTUNITIES      PORTFOLIO-SERVICE   PORTFOLIO-SERVICE
- CLASS II SHARES       PORTFOLIO       CLASS II SHARES        PORTFOLIO              CLASS               CLASS 2
------------------   ---------------   -----------------   ------------------   -----------------   -----------------

     $235,544            $524,908            $1,811              $5,371              $159,777           $1,227,281

           --                  --                --                  --                    --                   --
           --                  --                --                  --                    --                   --
     --------            --------            ------              ------              --------           ----------

      235,544             524,908             1,811               5,371               159,777            1,227,281
     --------            --------            ------              ------              --------           ----------

           25                  59                --                   1                    17                  136
            3                   7                --                  --                     2                   15
           --                  --                --                  --                    --                   --
     --------            --------            ------              ------              --------           ----------

           28                  66                --                   1                    19                  151
     --------            --------            ------              ------              --------           ----------

     $235,516            $524,842            $1,811              $5,370              $159,758           $1,227,130
     ========            ========            ======              ======              ========           ==========

                        See Notes to Financial Statements

                                      -13-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                           DYNAMIC CAPITAL
                                        APPRECIATION PORTFOLIO   MID CAP PORTFOLIO -
                                         - SERVICE CLASS 2         SERVICE CLASS 2       COMBINED
                                        ----------------------   -------------------   ------------

ASSETS:
   Investments at market value: .....           $33,478               $302,179         $351,378,591

   Receivables:
      Dividends .....................                --                     --                6,516
   Other assets .....................                --                     --                   11
                                                -------               --------         ------------

         Total Assets ...............            33,478                302,179          351,385,118
                                                -------               --------         ------------

LIABILITIES:
   Payables:
      Insurance charges .............                 4                     34               37,201
      Administrative fees ...........                --                      4                4,367
      Equity protection fees ........                --                     --               38,061
                                                -------               --------         ------------

         Total Liabilities ..........                 4                     38               79,629
                                                -------               --------         ------------

NET ASSETS:                                     $33,474               $302,141         $351,305,489
                                                =======               ========         ============

                        See Notes to Financial Statements

                                      -14-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                           CAPITAL
                                                        APPRECIATION   MONEY MARKET                           PREMIER GROWTH
                                                            FUND         PORTFOLIO    AIM V.I. VALUE FUND   PORTFOLIO - CLASS B
                                                        ------------   ------------   -------------------   -------------------

INVESTMENT INCOME:
   Dividends ........................................    $   5,957       $107,826           $   734              $      --
                                                         ---------       --------           -------              ---------

EXPENSES:
   Insurance charges ................................       10,049         57,018             1,829                 10,604
   Administrative fees ..............................        1,158          6,237               208                  1,155
   Equity protection fees ...........................           --             --                --                     --
                                                         ---------       --------           -------              ---------

      Total expenses ................................       11,207         63,255             2,037                 11,759
                                                         ---------       --------           -------              ---------

         Net investment income (loss) ...............       (5,250)        44,571            (1,303)               (11,759)
                                                         ---------       --------           -------              ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................           --             --            11,138                 28,727
      Realized gain (loss) on sale of investments ...       (6,613)            --              (959)               (28,962)
                                                         ---------       --------           -------              ---------

         Realized gain (loss) .......................       (6,613)            --            10,179                   (235)
                                                         ---------       --------           -------              ---------

      Change in unrealized gain (loss)
         on investments .............................     (190,186)            --              (557)               (93,907)
                                                         ---------       --------           -------              ---------

      Net increase (decrease) in net assets
         resulting from operations ..................    $(202,049)      $ 44,571           $ 8,319              $(105,901)
                                                         =========       ========           =======              =========

                        See Notes to Financial Statements

                                      -15-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                              CREDIT SUISSE TRUST
GLOBAL GROWTH FUND -   GROWTH FUND -   GROWTH-INCOME FUND -     EMERGING MARKETS                  EAFE(R)EQUITY INDEX
     CLASS 2             CLASS 2             CLASS 2               PORTFOLIO        REIT SERIES           FUND
--------------------   -------------   --------------------   -------------------   -----------   -------------------

     $ 1,867             $   2,574           $ 5,311                $     --          $   312           $     --
     -------             ---------           -------                --------          -------           --------

       5,722                10,750             8,354                   1,338            1,283              2,068
         613                 1,155               880                     158              146                248
          --                    --                --                      --               --                 --
     -------             ---------           -------                --------          -------           --------

       6,335                11,905             9,234                   1,496            1,429              2,316
     -------             ---------           -------                --------          -------           --------

      (4,468)               (9,331)           (3,923)                 (1,496)          (1,117)            (2,316)
     -------             ---------           -------                --------          -------           --------

      22,896               147,213            29,787                      --               64                 --
      (4,980)              (11,274)             (512)                   (248)             317             (9,887)
     -------             ---------           -------                --------          -------           --------

      17,916               135,939            29,275                    (248)             381             (9,887)
     -------             ---------           -------                --------          -------           --------

      (6,445)             (149,447)            6,256                 (24,311)          10,990            (39,105)
     -------             ---------           -------                --------          -------           --------

     $ 7,003             $ (22,839)          $31,608                $(26,055)         $10,254           $(51,308)
     =======             =========           =======                ========          =======           ========

                        See Notes to Financial Statements

                                      -16-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                              DREYFUS
                                                            APPRECIATION      SMALL CAP       FRANKLIN
                                                SMALL CAP    PORTFOLIO -      PORTFOLIO -     SMALL CAP
                                               INDEX FUND   INITIAL CLASS   INITIAL CLASS   FUND - CLASS 2
                                               ----------   -------------   -------------   --------------

INVESTMENT INCOME:
   Dividends ..............................     $  3,703       $  2,218        $  1,697         $   190
                                                --------       --------        --------         -------

EXPENSES:
   Insurance charges ......................        6,769          1,724           3,758           1,755
   Administrative fees ....................          812            198             425             187
   Equity protection fees .................           --             --              --              --
                                                --------       --------        --------         -------

      Total expenses ......................        7,581          1,922           4,183           1,942
                                                --------       --------        --------         -------

         Net investment income (loss) .....       (3,878)           296          (2,486)         (1,752)
                                                --------       --------        --------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..........       29,809             --          43,690              --
      Realized gain (loss) on sale of
          investments .....................         (863)          (308)         (9,556)           (139)
                                                --------       --------        --------         -------

         Realized gain (loss) .............       28,946           (308)         34,134            (139)
                                                --------       --------        --------         -------

      Change in unrealized gain (loss)
         on investments ...................      (10,426)       (14,593)        (30,976)         18,186
                                                --------       --------        --------         -------

   Net increase (decrease) in net assets
      resulting from operations ...........     $ 14,642       $(14,605)       $    672         $16,295
                                                ========       ========        ========         =======

                        See Notes to Financial Statements

                                      -17-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

    TEMPLETON                        DIVERSIFIED
  INTERNATIONAL                       STRATEGIC         EQUITY             EQUITY         FUNDAMENTAL
 SECURITIES FUND -    APPRECIATION     INCOME       INDEX PORTFOLIO    INDEX PORTFOLIO       VALUE
     CLASS 2           PORTFOLIO     PORTFOLIO    - CLASS I SHARES   - CLASS II SHARES    PORTFOLIO
------------------    ------------   -----------   ----------------   -----------------   -----------

    $  1,687             $ 2,720       $ 19,827      $  2,459,001          $  4,445         $ 1,404
    --------             -------       --------      ------------          --------         -------

         814               3,496          2,845         3,265,682             8,360           3,852
          88                 385            326           389,707               936             426
          --                  --             --         4,219,954                --              --
    --------             -------       --------      ------------          --------         -------

         902               3,881          3,171         7,875,343             9,296           4,278
    --------             -------       --------      ------------          --------         -------

         785              (1,161)        16,656        (5,416,342)           (4,851)         (2,874)
    --------             -------       --------      ------------          --------         -------

      13,266                  --             --                --                --          20,742
      (5,582)             (1,266)        (2,534)         (679,872)          (36,687)         (1,023)
    --------             -------       --------      ------------          --------         -------

       7,684              (1,266)        (2,534)         (679,872)          (36,687)         19,719
    --------             -------       --------      ------------          --------         -------

     (17,056)             13,232        (15,941)      (34,530,811)          (34,917)         14,708
    --------             -------       --------      ------------          --------         -------

    $ (8,587)            $10,805       $ (1,819)     $(40,627,025)         $(76,455)        $31,553
    ========             =======       ========      ============          ========         =======

                        See Notes to Financial Statements

                                      -18-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                             GLOBAL              GLOBAL
                                                      AGGRESSIVE           BALANCE        LIFE SCIENCES        TECHNOLOGY
                                                   GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                   - SERVICE SHARES   - SERVICE SHARES   - SERVICE SHARES   - SERVICE SHARES
                                                   ----------------   ----------------   ----------------   ----------------

INVESTMENT INCOME:
   Dividends ...................................       $     --           $ 26,145            $     --          $    707
                                                       --------           --------            --------          --------

EXPENSES:
   Insurance charges ...........................          1,114             14,397               2,709             2,432
   Administrative fees .........................            119              1,658                 297               277
   Equity protection fees ......................             --                 --                  --                --
                                                       --------           --------            --------          --------

      Total expenses ...........................          1,233             16,055               3,006             2,709
                                                       --------           --------            --------          --------

      Net investment income (loss) .............         (1,233)            10,090              (3,006)           (2,002)
                                                       --------           --------            --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Realized gain distribution ..................             --                 --                  --                --
   Realized gain (loss) on sale of investments..           (359)            (4,476)            (14,784)          (26,101)
                                                       --------           --------            --------          --------

      Realized gain (loss) .....................           (359)            (4,476)            (14,784)          (26,101)
                                                       --------           --------            --------          --------

   Change in unrealized gain (loss)
      on investments ...........................        (13,487)           (57,577)             10,565           (13,817)
                                                       --------           --------            --------          --------

   Net increase (decrease) in net assets
      resulting from operations ................       $(15,079)          $(51,963)           $ (7,225)         $(41,920)
                                                       ========           ========            ========          ========

                        See Notes to Financial Statements

                                      -19-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

   WORLDWIDE                      PUTNAM VT        PUTNAM VT
    GROWTH          TOTAL       INTERNATIONAL      SMALL CAP          PUTNAM VT
  PORTFOLIO -    RETURN BOND     GROWTH FUND -     VALUE FUND -    VOYAGER II FUND -
SERVICE SHARES    PORTFOLIO    CLASS IB SHARES   CLASS IB SHARES    CLASS IB SHARES    CAPITAL FUND
--------------   -----------   ---------------   ---------------   -----------------   ------------

  $   1,629       $ 28,522         $    --           $    --           $   --             $18,526
  ---------       --------         -------           -------           ------             -------

      6,865          9,414             945             1,095              223              10,890
        794          1,039             104               123               25               1,195
         --             --              --                --               --                  --
  ---------       --------         -------           -------           ------             -------

      7,659         10,453           1,049             1,218              248              12,085
  ---------       --------         -------           -------           ------             -------

     (6,030)        18,069          (1,049)           (1,218)            (248)              6,441
  ---------       --------         -------           -------           ------             -------

         --         41,764              --                --               --                 856
     (8,670)           690           8,627            (1,812)            (210)             (5,039)
  ---------       --------         -------           -------           ------             -------

     (8,670)        42,454           8,627            (1,812)            (210)             (4,183)
  ---------       --------         -------           -------           ------             -------

   (105,488)       (32,297)          5,023            36,345            2,400              29,475
  ---------       --------         -------           -------           ------             -------

  $(120,188)      $ 28,226         $12,601           $33,315           $1,942             $31,733
  =========       ========         =======           =======           ======             =======

                        See Notes to Financial Statements

                                      -20-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                SMITH BARNEY PREMIER
                                                                        SMALL CAP GROWTH   SMITH BARNEY LARGE    SELECTIONS ALL CAP
                                                       INVESTORS FUND         FUND         CAP CORE PORTFOLIO     GROWTH PORTFOLIO
                                                       --------------   ----------------   ------------------   --------------------

INVESTMENT INCOME:
   Dividends .......................................      $  9,564          $    --              $  --                 $    --
                                                          --------          -------              -----                 -------

EXPENSES:
   Insurance charges ...............................         5,851            2,389                 96                     153
   Administrative fees .............................           651              259                 10                      17
   Equity protection fees ..........................            --               --                 --                      --
                                                          --------          -------              -----                 -------

      Total expenses ...............................         6,502            2,648                106                     170
                                                          --------          -------              -----                 -------

         Net investment income (loss) ..............         3,062           (2,648)              (106)                   (170)
                                                          --------          -------              -----                 -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................         1,080               --                 --                      --
      Realized gain (loss) on sale of investments ..        (3,933)          (1,328)                (1)                 (1,100)
                                                          --------          -------              -----                 -------

         Realized gain (loss) ......................        (2,853)          (1,328)                (1)                 (1,100)
                                                          --------          -------              -----                 -------

      Change in unrealized gain (loss)
         on investments ............................       (12,295)          49,114                620                    (472)
                                                          --------          -------              -----                 -------

   Net increase (decrease) in net assets
      resulting from operations ....................      $(12,086)         $45,138              $ 513                 $(1,742)
                                                          ========          =======              =====                 =======

                        See Notes to Financial Statements

                                      -21-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

CONVERTIBLE BOND   DISCIPLINED MID CAP   DISCIPLINED SMALL CAP   EQUITY INCOME   FEDERATED HIGH YIELD   FEDERATED STOCK
   PORTFOLIO         STOCK PORTFOLIO        STOCK PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------   -------------------   ---------------------   -------------   --------------------   ---------------

    $ 15,797             $   652                $    62             $ 31,127           $ 31,468            $  5,300
    --------             -------                -------             --------           --------            --------

       6,752               1,903                    214               15,285              1,958               3,422
         792                 207                     23                1,725                205                 403
          --                  --                     --                   --                 --                  --
    --------             -------                -------             --------           --------            --------

       7,544               2,110                    237               17,010              2,163               3,825
    --------             -------                -------             --------           --------            --------

       8,253              (1,458)                  (175)              14,117             29,305               1,475
    --------             -------                -------             --------           --------            --------

      33,891              16,019                  1,722                  584                 --              17,560
     (17,406)             (1,464)                (4,702)             (24,587)              (970)             (6,700)
    --------             -------                -------             --------           --------            --------

      16,485              14,555                 (2,980)             (24,003)              (970)             10,860
    --------             -------                -------             --------           --------            --------

     (61,875)             (9,766)                    --              (43,851)           (32,908)            (22,920)
    --------             -------                -------             --------           --------            --------

    $(37,137)            $ 3,331                $(3,155)            $(53,737)          $ (4,573)           $(10,585)
    ========             =======                =======             ========           ========            ========

                       See Notes to Financial Statements

                                      -22-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       LARGE CAP   LAZARD INTERNATIONAL     MFS EMERGING     MFS MID CAP GROWTH
                                                       PORTFOLIO     STOCK PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO
                                                       ---------   --------------------   ----------------   ------------------

INVESTMENT INCOME:
   Dividends .......................................   $  2,475          $    327            $      --            $     --
                                                       --------          --------            ---------            --------

EXPENSES:
   Insurance charges ...............................      3,647             1,453                4,224               3,082
   Administrative fees .............................        406               173                  471                 345
   Equity protection fees ..........................         --                --                   --                  --
                                                       --------          --------            ---------            --------

      Total expenses ...............................      4,053             1,626                4,695               3,427
                                                       --------          --------            ---------            --------

         Net investment income (loss) ..............     (1,578)           (1,299)              (4,695)             (3,427)
                                                       --------          --------            ---------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................         47             7,875              112,514             106,166
      Realized gain (loss) on sale of investments ..    (35,764)             (467)             (19,810)            (95,787)
                                                       --------          --------            ---------            --------

         Realized gain (loss) ......................    (35,717)            7,408               92,704              10,379
                                                       --------          --------            ---------            --------

      Change in unrealized gain (loss)
         on investments ............................    (26,115)          (43,579)            (182,412)            (50,517)
                                                       --------          --------            ---------            --------

   Net increase (decrease) in net assets
      resulting from operations ....................   $(63,410)         $(37,470)           $ (94,403)           $(43,565)
                                                       ========          ========            =========            ========

                       See Notes to Financial Statements

                                      -23-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MFS RESEARCH   STRATEGIC STOCK   TRAVELERS QUALITY         ATM CAPITAL        ALLIANCE GROWTH   MFS TOTAL RETURN
 PORTFOLIO        PORTFOLIO        BOND PORTFOLIO    APPRECIATION PORTFOLIO      PORTFOLIO         PORTFOLIO
------------   ---------------   -----------------   ----------------------   ---------------   ----------------

  $     78         $   943           $ 48,683               $    --              $     760          $ 25,871
  --------         -------           --------               -------              ---------          --------

     1,823             111             13,658                   611                  8,420            22,884
       203              12              1,580                    65                    936             2,522
        --              --                 --                    --                     --                --
  --------         -------           --------               -------              ---------          --------

     2,026             123             15,238                   676                  9,356            25,406
  --------         -------           --------               -------              ---------          --------

    (1,948)            820             33,445                  (676)                (8,596)              465
  --------         -------           --------               -------              ---------          --------

    12,331             210                 --                   491                 56,051            32,195
    (2,742)         (2,783)               877                  (372)               (12,132)          (20,007)
  --------         -------           --------               -------              ---------          --------

     9,589          (2,573)               877                   119                 43,919            12,188
  --------         -------           --------               -------              ---------          --------

   (24,695)             --            (46,202)               14,136               (103,874)           10,529
  --------         -------           --------               -------              ---------          --------

  $(17,054)        $(1,753)          $(11,880)              $13,579              $ (68,551)         $ 23,182
  ========         =======           ========               =======              =========          ========

                       See Notes to Financial Statements

                                      -24-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                      SMITH BARNEY
                                                                              SMITH BARNEY                            INTERNATIONAL
                                                       PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY HIGH        ALL CAP
                                                        INCOME PORTFOLIO        PORTFOLIO        INCOME PORTFOLIO   GROWTH PORTFOLIO
                                                       ------------------   -----------------   -----------------   ----------------

INVESTMENT INCOME:
   Dividends .......................................        $ 34,067            $     --             $ 5,952            $     --
                                                            --------            --------             -------            --------

EXPENSES:
   Insurance charges ...............................           4,010              16,882               1,259               2,558
   Administrative fees .............................             476               1,863                 133                 287
   Equity protection fees ..........................              --                  --                  --                  --
                                                            --------            --------             -------            --------

      Total expenses ...............................           4,486              18,745               1,392               2,845
                                                            --------            --------             -------            --------

         Net investment income (loss) ..............          29,581             (18,745)              4,560              (2,845)
                                                            --------            --------             -------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................              --                  --                  --                  --
      Realized gain (loss) on sale of investments ..          (3,893)              8,182                (285)            (17,785)
                                                            --------            --------             -------            --------

         Realized gain (loss) ......................          (3,893)              8,182                (285)            (17,785)
                                                            --------            --------             -------            --------

      Change in unrealized gain (loss)
         on investments ............................         (19,843)              8,015              (5,027)            (51,505)
                                                            --------            --------             -------            --------

   Net increase (decrease) in net assets
      resulting from operations ....................        $  5,845            $ (2,548)            $  (752)           $(72,135)
                                                            ========            ========             =======            ========

                        See Notes to Financial Statements

                                      -25-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                        SMITH BARNEY LARGE
SMITH BARNEY LARGE    CAPITALIZATION GROWTH    SMITH BARNEY MID    SMITH BARNEY MONEY   TRAVELERS MANAGED       VAN KAMPEN
CAP VALUE PORTFOLIO        PORTFOLIO          CAP CORE PORTFOLIO    MARKET PORTFOLIO     INCOME PORTFOLIO   ENTERPRISE PORTFOLIO
-------------------   ---------------------   ------------------   ------------------   -----------------   --------------------

     $  5,037               $     --                $    --              $14,548             $ 2,095               $    --
     --------               --------                -------              -------             -------               -------

        5,316                  5,450                  4,636                8,638               1,353                   421
          566                    581                    494                  917                 147                    44
           --                     --                     --                   --                  --                    --
     --------               --------                -------              -------             -------               -------

        5,882                  6,031                  5,130                9,555               1,500                   465
     --------               --------                -------              -------             -------               -------

         (845)                (6,031)                (5,130)               4,993                 595                  (465)
     --------               --------                -------              -------             -------               -------

       12,944                     --                     --                   --                  --                 8,532
       (2,094)                (3,558)                  (223)                  --                  (7)                 (104)
     --------               --------                -------              -------             -------               -------

       10,850                 (3,558)                  (223)                  --                  (7)                8,428
     --------               --------                -------              -------             -------               -------

      (33,621)                (3,386)                13,358                   --              (4,553)               (8,792)
     --------               --------                -------              -------             -------               -------

     $(23,616)              $(12,975)               $ 8,005              $ 4,993             $(3,965)              $  (829)
     ========               ========                =======              =======             =======               =======

                        See Notes to Financial Statements

                                      -26-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                   SMITH BARNEY
                                                                                                 ENTERPRISE      SMALL CAP GROWTH
                                                      COMSTOCK PORTFOLIO -   EMERGING GROWTH     PORTFOLIO -       OPPORTUNITIES
                                                        CLASS II SHARES         PORTFOLIO      CLASS II SHARES       PORTFOLIO
                                                      --------------------   ---------------   ---------------   ----------------

INVESTMENT INCOME:
   Dividends ......................................          $    --            $     77            $  --              $ --
                                                             -------            --------            -----              ----

EXPENSES:
   Insurance charges ..............................              330               2,917               18                26
   Administrative fees ............................               37                 313                2                 3
   Equity protection fees .........................               --                  --               --                --
                                                             -------            --------            -----              ----

      Total expenses ..............................              367               3,230               20                29
                                                             -------            --------            -----              ----

         Net investment income (loss) .............             (367)             (3,153)             (20)              (29)
                                                             -------            --------            -----              ----

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................               --                  --               --                --
      Realized gain (loss) on sale of investments..           (1,630)             (4,476)              (5)               (4)
                                                             -------            --------            -----              ----

         Realized gain (loss) .....................           (1,630)             (4,476)              (5)               (4)
                                                             -------            --------            -----              ----

      Change in unrealized gain (loss)
         on investments ...........................            2,954             (44,867)            (164)              177
                                                             -------            --------            -----              ----

   Net increase (decrease) in net assets
      resulting from operations ...................          $   957            $(52,496)           $(189)             $144
                                                             =======            ========            =====              ====

                        See Notes to Financial Statements

                                      -27-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

    CONTRAFUND(R)         CONTRAFUND(R)         DYNAMIC CAPITAL
PORTFOLIO - SERVICE   PORTFOLIO - SERVICE   APPRECIATION PORTFOLIO   MID CAP PORTFOLIO
      CLASS                 CLASS 2           - SERVICE CLASS 2      - SERVICE CLASS 2     COMBINED
-------------------   -------------------   ----------------------   -----------------   ------------

     $    448              $  1,220                 $   --                $    --        $  2,933,553
     --------              --------                 ------                -------        ------------

        1,083                 8,368                    148                  1,232           3,620,735
          121                   954                     15                    136             429,173
           --                    --                     --                     --           4,219,954
     --------              --------                 ------                -------        ------------

        1,204                 9,322                    163                  1,368           8,269,862
     --------              --------                 ------                -------        ------------

         (756)               (8,102)                  (163)                (1,368)         (5,336,309)
     --------              --------                 ------                -------        ------------

        1,791                 4,576                     --                     --             816,531
      (17,662)              (38,192)                   148                   (895)         (1,186,743)
     --------              --------                 ------                -------        ------------

      (15,871)              (33,616)                   148                   (895)           (370,212)
     --------              --------                 ------                -------        ------------

        7,510               (29,943)                 2,973                 13,051         (35,974,909)
     --------              --------                 ------                -------        ------------

     $ (9,117)             $(71,661)                $2,958                $10,788        $(41,681,430)
     ========              ========                 ======                =======        ============

                        See Notes to Financial Statements

                                      -28-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  CAPITAL APPRECIATION FUND   MONEY MARKET PORTFOLIO    AIM V.I. VALUE FUND
                                                  -------------------------   -----------------------   -------------------
                                                     2001            2000         2001         2000         2001     2000
                                                  ----------       --------   -----------   ---------     --------   ----

OPERATIONS:
   Net investment income (loss) ...............   $   (5,250)      $   (321)  $    44,571   $  13,339     $ (1,303)   $--
   Realized gain (loss) .......................       (6,613)        (1,154)           --          --       10,179     --
   Change in unrealized gain (loss)
      on investments ..........................     (190,187)       (12,551)           --          --         (557)    --
                                                  ----------       --------   -----------   ---------     --------    ---

      Net increase (decrease) in net assets
         resulting from operations ............     (202,050)       (14,026)       44,571      13,339        8,319     --
                                                  ----------       --------   -----------   ---------     --------    ---

UNIT TRANSACTIONS:
   Participant purchase payments ..............    1,149,668        122,457    14,279,865     371,081      326,839     --
   Participant transfers from other
      Travelers accounts ......................      318,773         32,946     3,540,205      16,141      242,178     --
   Administrative charges .....................          (61)            (2)         (232)        (31)          (9)    --
   Contract surrenders ........................       (7,100)        (1,000)      (85,640)         --       (2,752)    --
   Participant transfers to other
      Travelers accounts ......................      (10,288)            --    (7,371,266)   (163,102)          --     --
   Other payments to participants .............       (1,615)            --            --          --           --     --
                                                  ----------       --------   -----------   ---------     --------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions .....    1,449,377        154,401    10,362,932     224,089      566,256     --
                                                  ----------       --------   -----------   ---------     --------    ---

      Net increase (decrease) in net assets ...    1,247,327        140,375    10,407,503     237,428      574,575     --

NET ASSETS:
      Beginning of year .......................      140,375             --       331,483      94,055           --     --
                                                  ----------       --------   -----------   ---------     --------    ---
      End of year .............................   $1,387,702       $140,375   $10,738,986   $ 331,483     $574,575    $--
                                                  ==========       ========   ===========   =========     ========    ===

                        See Notes to Financial Statements

                                      -29-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

PREMIER GROWTH PORTFOLIO -    GLOBAL GROWTH FUND -       GROWTH FUND -       GROWTH-INCOME FUND -
        CLASS B                   CLASS 2                   CLASS 2                 CLASS 2
--------------------------   ---------------------   ---------------------   ---------------------
     2001        2000           2001        2000        2001        2000        2001        2000
  ----------   --------      ----------   --------   ----------   --------   ----------   --------

  $  (11,759)  $ (4,594)     $   (4,468)  $ (1,442)  $   (9,331)  $ (5,041)  $   (3,923)  $ (1,706)
        (235)    13,955          17,916        606      135,939      1,233       29,275      2,111

     (93,907)   (87,340)         (6,445)   (31,083)    (149,447)   (36,964)       6,256      6,334
  ----------   --------      ----------   --------   ----------   --------   ----------   --------

    (105,901)   (77,979)          7,003    (31,919)     (22,839)   (40,772)      31,608      6,739
  ----------   --------      ----------   --------   ----------   --------   ----------   --------

   1,020,983    236,580         908,713     93,567    1,365,822    447,860    1,359,080    167,110

     354,968         --         155,213      7,944      175,315     32,210      173,945         --
        (193)       (50)            (46)        (4)        (163)       (41)         (97)        (8)
      (2,636)        --          (1,651)      (355)      (2,920)        --       (4,789)        --

     (94,411)        --         (33,887)        --      (61,377)        --       (8,743)        --
      (6,481)        --              --         --      (11,658)        --           --         --
  ----------   --------      ----------   --------   ----------   --------   ----------   --------

   1,272,230    236,530       1,028,342    101,152    1,465,019    480,029    1,519,396    167,102
  ----------   --------      ----------   --------   ----------   --------   ----------   --------

   1,166,329    158,551       1,035,345     69,233    1,442,180    439,257    1,551,004    173,841

     353,395    194,844         115,403     46,170      477,137     37,880      173,841         --
  ----------   --------      ----------   --------   ----------   --------   ----------   --------
  $1,519,724   $353,395      $1,150,748   $115,403   $1,919,317   $477,137   $1,724,845   $173,841
  ==========   ========      ==========   ========   ==========   ========   ==========   ========

                        See Notes to Financial Statements

                                      -30-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      CREDIT SUISSE
                                                      TRUST EMERGING                           EAFE(R)EQUITY
                                                    MARKETS PORTFOLIO       REIT SERIES          INDEX FUND
                                                    -----------------   -----------------   -------------------
                                                      2001      2000      2001      2000      2001       2000
                                                    --------   ------   --------   ------   --------   --------

OPERATIONS:
   Net investment income (loss) .................   $ (1,496)  $   (8)  $ (1,117)  $  (20)  $ (2,316)  $ (2,099)
   Realized gain (loss) .........................       (248)      29        381        1     (9,887)     2,693
   Change in unrealized gain (loss)
      on investments ............................    (24,311)    (274)    10,990      811    (39,105)   (30,731)
                                                    --------   ------   --------   ------   --------   --------

      Net increase (decrease) in net assets
         resulting from operations ..............    (26,055)    (253)    10,254      792    (51,308)   (30,137)
                                                    --------   ------   --------   ------   --------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ................    211,458    1,000    189,417    8,721     45,559     41,097
   Participant transfers from other
      Travelers accounts ........................      1,652       --     95,996       --      2,103     26,264
   Administrative charges .......................         --       --         (8)      --        (45)       (46)
   Contract surrenders ..........................         --       --       (663)      --         --         --
   Participant transfers to other
      Travelers accounts ........................         --       --     (8,396)      --     (2,502)        --
   Other payments to participants ...............         --       --         --       --         --         --
                                                    --------   ------   --------   ------   --------   --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    213,110    1,000    276,346    8,721     45,115     67,315
                                                    --------   ------   --------   ------   --------   --------

      Net increase (decrease) in net assets .....    187,055      747    286,600    9,513     (6,193)    37,178

NET ASSETS:
      Beginning of year .........................        747       --      9,513       --    164,091    126,913
                                                    --------   ------   --------   ------   --------   --------
      End of year ...............................   $187,802   $  747   $296,113   $9,513   $157,898   $164,091
                                                    ========   ======   ========   ======   ========   ========

                        See Notes to Financial Statements

                                      -31-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                       DREYFUS APPRECIATION       SMALL CAP         FRANKLIN SMALL
                           PORTFOLIO -            PORTFOLIO -          CAP FUND -
SMALL CAP INDEX FUND      INITIAL CLASS         INITIAL CLASS           CLASS 2
--------------------   --------------------   -----------------   ------------------
   2001       2000         2001      2000       2001      2000      2001      2000
 --------   --------     --------   ------    --------   ------   --------   -------

 $ (3,878)  $ (6,917)    $    296   $   (6)   $ (2,486)  $   (6)  $ (1,752)  $  (167)
   28,946      3,485         (308)      85      34,134      459       (139)        7

  (10,426)   (28,614)     (14,593)    (468)    (30,976)    (421)    18,186    (3,889)
 --------   --------     --------   ------    --------   ------   --------   -------

   14,642    (32,046)     (14,605)    (389)        672       32     16,295    (4,049)
 --------   --------     --------   ------    --------   ------   --------   -------

  120,760     86,324      158,622    8,023     553,692    1,000    401,793    22,592

    9,780     47,911      109,386       --     209,592       --     30,548        --
     (116)       (36)         (13)      (1)        (25)      --        (16)       --
   (2,974)    (5,003)         (12)      --      (1,155)      --         --        --

   (3,672)        --       (1,556)      --     (66,277)      --         --        --
   (6,760)        --           --       --          --       --         --        --
 --------   --------     --------   ------    --------   ------   --------   -------

  117,018    129,196      266,427    8,022     695,827    1,000    432,325    22,592
 --------   --------     --------   ------    --------   ------   --------   -------

  131,660     97,150      251,822    7,633     696,499    1,032    448,620    18,543

  507,440    410,290        7,633       --       1,032       --     18,543        --
 --------   --------     --------   ------    --------   ------   --------   -------
 $639,100   $507,440     $259,455   $7,633    $697,531   $1,032   $467,163   $18,543
 ========   ========     ========   ======    ========   ======   ========   =======

                        See Notes to Financial Statements

                                      -32-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 TEMPLETON INTERNATIONAL SECURITIES                            DIVERSIFIED STRATEGIC
                                                          FUND - CLASS 2              APPRECIATION PORTFOLIO     INCOME PORTFOLIO
                                                 ----------------------------------   ----------------------   ---------------------
                                                           2001       2000               2001        2000            2001     2000
                                                         --------   -------             --------   -------        ---------   ----

OPERATIONS:
   Net investment income (loss) ..............           $    785   $   (75)            $ (1,161)  $  (160)       $  16,656    $--
   Realized gain (loss) ......................              7,684       330               (1,266)      141           (2,534)    --
   Change in unrealized gain (loss)
      on investments .........................            (17,055)       20               13,232      (820)         (15,941)    --
                                                         --------   -------             --------   -------        ---------    ---

      Net increase (decrease) in net assets
         resulting from operations ...........             (8,586)      275               10,805      (839)          (1,819)    --
                                                         --------   -------             --------   -------        ---------    ---

UNIT TRANSACTIONS:
   Participant purchase payments .............             81,001     7,777              567,511    29,361          148,354     --
   Participant transfers from other
      Travelers accounts .....................             65,121     7,944              287,577        --          360,659     --
   Administrative charges ....................                (14)       (1)                 (16)       (2)              (8)    --
   Contract surrenders .......................               (142)       --                 (214)       --           (1,707)    --
   Participant transfers to other
      Travelers accounts .....................            (25,137)       --              (35,289)       --         (104,371)    --
   Other payments to participants ............                 --        --                   --        --          (20,243)    --
                                                         --------   -------             --------   -------        ---------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ....            120,829    15,720              819,569    29,359          382,684     --
                                                         --------   -------             --------   -------        ---------    ---

      Net increase (decrease) in net assets ..            112,243    15,995              830,374    28,520          380,865     --

NET ASSETS:
   Beginning of year .........................             15,995        --               28,520        --               --     --
                                                         --------   -------             --------   -------        ---------    ---
   End of year ...............................           $128,238   $15,995             $858,894   $28,520        $ 380,865    $--
                                                         ========   =======             ========   =======        =========    ===

                       See Notes to Financial Statements

                                      -33-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

 EQUITY INDEX PORTFOLIO -     EQUITY  INDEX PORTFOLIO -                                  AGGRESSIVE GROWTH PORTFOLIO -
     CLASS I SHARES               CLASS II SHARES         FUNDAMENTAL  VALUE PORTFOLIO         SERVICE SHARES
---------------------------   -------------------------   ----------------------------   -----------------------------
     2001          2000              2001      2000              2001        2000               2001        2000
------------   ------------       ----------   ----            ----------    ---------        --------     ------

$ (5,416,342)  $ (5,732,459)      $   (4,851)   $--            $   (2,874)    $--             $ (1,233)   $   321
    (679,872)       186,018          (36,687)    --                19,719      --                 (359)       138

 (34,530,811)   (24,821,563)         (34,917)    --                14,708      --              (13,487)    (4,279)
------------   ------------       ----------    ---            ----------     ---             --------    -------

 (40,627,025)   (30,368,004)         (76,455)    --                31,553      --              (15,079)    (3,820)
------------   ------------       ----------    ---            ----------     ---             --------    -------

  78,875,959    128,221,316        1,142,880     --               898,334      --              277,727     12,036

      14,044        462,455          719,196     --               359,657      --               13,861      2,733
     (69,659)       (35,846)             (49)    --                   (43)     --                  (26)        --
  (8,132,134)    (6,038,623)          (4,940)    --                (8,284)     --                   --         --

    (169,949)            --         (193,227)    --               (15,531)     --                   --         --
  (1,955,502)    (1,033,062)              --     --                    --      --                   --         --
------------   ------------       ----------    ---            ----------     ---             --------    -------

  68,562,759    121,576,240        1,663,860     --             1,234,133      --              291,562     14,769
------------   ------------       ----------    ---            ----------     ---             --------    -------

  27,935,734     91,208,236        1,587,405     --             1,265,686      --              276,483     10,949

 254,987,897    163,779,661               --     --                    --      --               10,949         --
------------   ------------       ----------    ---            ----------     ---             --------    -------
$282,923,631   $254,987,897       $1,587,405    $--            $1,265,686     $--             $287,432    $10,949
============   ============       ==========    ===            ==========     ===             ========    =======

                        See Notes to Financial Statements

                                      -34-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   BALANCED PORTFOLIO -      GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY PORTFOLIO -
                                                     SERVICE  SHARES      PORTFOLIO - SERVICE SHARES         SERVICE SHARES
                                                  ---------------------    ------------------------   -----------------------------
                                                     2001        2000           2001       2000               2001       2000
                                                  ----------   --------       ---------   ------            --------   -------

OPERATIONS:
   Net investment income (loss) ..............    $   10,090   $  1,292       $  (3,006)  $  (10)           $ (2,002)  $    41
   Realized gain (loss) ......................        (4,476)       (51)        (14,784)      --             (26,101)      (11)
   Change in unrealized gain (loss)
      on investments .........................       (57,577)    (9,511)         10,565      145             (13,817)   (7,781)
                                                  ----------   --------       ---------   ------            --------   -------

      Net increase (decrease) in net assets
         resulting from operations ...........       (51,963)    (8,270)         (7,225)     135             (41,920)   (7,751)
                                                  ----------   --------       ---------   ------            --------   -------

UNIT TRANSACTIONS:
   Participant purchase payments .............     1,103,961    455,816         216,898    1,000             278,572    28,955
   Participant transfers from other
      Travelers accounts .....................       612,577     32,946         410,475       --             274,582        --
   Administrative charges ....................          (165)        (3)             (9)      --                 (18)       (1)
   Contract surrenders .......................       (16,061)    (1,000)         (1,772)      --              (2,107)       --
   Participant transfers to other
      Travelers accounts .....................       (32,663)        --        (144,363)      --             (78,210)       --
   Other payments to participants ............        (3,372)        --              --       --                  --        --
                                                  ----------   --------       ---------   ------            --------   -------

      Net increase (decrease) in net assets
         resulting from unit transactions ....     1,664,277    487,759         481,229    1,000             472,819    28,954
                                                  ----------   --------       ---------   ------            --------   -------

      Net increase (decrease) in net assets ..     1,612,314    479,489         474,004    1,135             430,899    21,203

NET ASSETS:
   Beginning of year .........................       479,489         --           1,135       --              21,203        --
                                                  ----------   --------       ---------   ------            --------   -------
   End of year ...............................    $2,091,803   $479,489       $ 475,139   $1,135            $452,102   $21,203
                                                  ==========   ========       =========   ======            ========   =======

                        See Notes to Financial Statements

                                      -35-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

WORLDWIDE GROWTH PORTFOLIO -                                 PUTNAM VT INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP VALUE FUND
      SERVICE SHARES           TOTAL RETURN BOND PORTFOLIO       FUND - CLASS IB SHARES             - CLASS IB SHARES
----------------------------   ---------------------------   ------------------------------   ------------------------------
     2001          2000               2001        2000               2001        2000                 2001       2000
   ---------     --------          ----------     ----            -----------    ----               --------     ----

   $  (6,030)    $   (683)         $   18,069     $ --            $    (1,049)    $--               $ (1,218)     $--
      (8,670)        (315)             42,454       --                  8,627      --                 (1,812)      --

    (105,488)     (32,689)            (32,297)      --                  5,023      --                 36,345       --
   ---------     --------          ----------     ----            -----------     ---               --------      ---

    (120,188)     (33,687)             28,226       --                 12,601      --                 33,315       --
   ---------     --------          ----------     ----            -----------     ---               --------      ---

     465,199      338,244           1,572,234       --                178,411      --                327,328       --

     277,515           --             816,210       --              1,241,121      --                132,135       --
         (60)          --                 (54)      --                    (11)     --                     (4)      --
      (5,017)          --              (7,060)      --                 (6,534)     --                   (500)      --

     (18,021)          --             (82,188)      --             (1,134,224)     --                (15,577)      --
          --           --                  --       --                     --      --                     --       --
   ---------     --------          ----------     ----            -----------     ---               --------      ---

     719,616      338,244           2,299,142       --                278,763      --                443,382       --
   ---------     --------          ----------     ----            -----------     ---               --------      ---

     599,428      304,557           2,327,368       --                291,364      --                476,697       --

     304,557           --                  --       --                     --      --                     --       --
   ---------     --------          ----------     ----            -----------     ---               --------      ---
   $ 903,985     $304,557          $2,327,368     $ --            $   291,364     $--               $476,697      $--
   =========     ========          ==========     ====            ===========     ===               ========      ===

                        See Notes to Financial Statements

                                      -36-

                           THE TRAVELLERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                    FOR THE YEARS DECEMBER 31, 2001 AND 2000

                                                 PUTNAM VT VOYAGER II FUND-
                                                      CLASS IB SHARES           CAPITAL FUND       INVESTORS FUND
                                                 --------------------------   -----------------   -----------------
                                                         2001    2000            2001      2000       2001     2000
                                                       -------   ----         ----------   ----   ----------   ----

OPERATIONS:
   Net investment income (loss) ..............         $  (248)   $--         $    6,441    $--   $    3,062    $--
   Realized gain (loss) ......................            (210)    --             (4,183)    --       (2,853)    --
   Change in unrealized gain (loss)
      on investments .........................           2,400     --             29,475     --      (12,295)    --
                                                       -------    ---         ----------    ---   ----------    ---

      Net increase (decrease) in net assets
         resulting from operations ...........           1,942     --             31,733     --      (12,086)    --
                                                       -------    ---         ----------    ---   ----------    ---

UNIT TRANSACTIONS:
   Participant purchase payments .............          25,509     --          1,618,477     --      802,057     --
   Participant transfers from other
      Travelers accounts .....................          62,623     --          1,110,299     --      545,055     --
   Administrative charges ....................              (1)    --                (90)    --          (32)    --
   Contract surrenders .......................              --     --             (7,280)    --       (2,787)    --
   Participant transfers to other
      Travelers accounts .....................            (761)    --            (28,734)    --      (24,200)    --
   Other payments to participants ............              --     --             (3,246)    --       (1,613)    --
                                                       -------    ---         ----------    ---   ----------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ....          87,370     --          2,689,426     --    1,318,480     --
                                                       -------    ---         ----------    ---   ----------    ---

      Net increase (decrease) in net assets ..          89,312     --          2,721,159     --    1,306,394     --

NET ASSETS:
      Beginning of year ......................              --     --                 --     --           --     --
                                                       -------    ---         ----------    ---   ----------    ---
      End of year ............................         $89,312    $--         $2,721,159    $--   $1,306,394    $--
                                                       =======    ===         ==========    ===   ==========    ===

                       See Notes to Financial Statements

                                      -37-

                           THE TRAVELLERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                    FOR THE YEARS DECEMBER 31, 2001 AND 2000

                        SMITH BARNEY LARGE CAP CORE   SMITH BARNEY PREMIER SELECTIONS
SMALL CAP GROWTH FUND           PORTFOLIO                ALL CAP GROWTH PORTFOLIO       CONVERTIBLE BOND PORTFOLIO
---------------------   ---------------------------   -------------------------------   --------------------------
     2001     2000             2001     2000                    2001    2000                  2001       2000
   --------   ----            -------   ----                  -------   ----               ----------   -------

   $ (2,648)   $--            $  (106)   $--                  $  (170)   $--               $    8,253   $  (141)
     (1,328)    --                 (1)    --                   (1,100)    --                   16,485        62

     49,114     --                620     --                     (472)    --                  (61,875)      248
   --------    ---            -------    ---                  -------    ---               ----------   -------

     45,138     --                513     --                   (1,742)    --                  (37,137)      169
   --------    ---            -------    ---                  -------    ---               ----------   -------

    285,006     --             14,206     --                   29,206     --                  844,827    73,111

    390,270     --             13,253     --                   17,864     --                  286,459        --
         (5)    --                 (2)    --                       (1)    --                      (29)       (1)
        734     --                 --     --                       --     --                   (2,403)       --

       (927)    --                 --     --                       --     --                 (145,719)       --
     (3,253)    --                 --     --                   (8,146)    --                       --        --
   --------    ---            -------    ---                  -------    ---               ----------   -------

    671,825     --             27,457     --                   38,923     --                  983,135    73,110
   --------    ---            -------    ---                  -------    ---               ----------   -------

    716,963     --             27,970     --                   37,181     --                  945,998    73,279

         --     --                 --     --                       --     --                   73,279        --
   --------    ---            -------    ---                  -------    ---               ----------   -------
   $716,963    $--            $27,970    $--                  $37,181    $--               $1,019,277   $73,279
   ========    ===            =======    ===                  =======    ===               ==========   =======

                       See Notes to Financial Statements

                                      -38-

                           THE TRAVELLERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                    FOR THE YEARS DECEMBER 31, 2001 AND 2000

                                                 DISCIPLINED MID CAP STOCK   DISCIPLINED SMALL CAP STOCK
                                                        PORTFOLIO                     PORTFOLIO            EQUITY INCOME PORTFOLIO
                                                 -------------------------   ---------------------------   -----------------------
                                                       2001      2000                2001     2000             2001         2000
                                                     --------   ------             --------   ----          ----------   --------

OPERATIONS:
   Net investment income (loss) ..............       $ (1,458)  $   (9)            $   (175)   $--          $   14,117   $  1,637
   Realized gain (loss) ......................         14,555       50               (2,980)    --             (24,003)        (4)
   Change in unrealized gain (loss)
      on investments .........................         (9,766)       6                   --     --             (43,851)     5,293
                                                      -------   ------             --------    ---          ----------   --------

      Net increase (decrease) in net assets
         resulting from operations ...........          3,331       47               (3,155)    --             (53,737)     6,926
                                                      -------   ------             --------    ---          ----------   --------

UNIT TRANSACTIONS:
   Participant purchase payments .............        227,774    1,000               36,722     --           1,884,243    227,643
   Participant transfers from other
      Travelers accounts .....................        209,023       --               17,632     --           1,246,586      2,733
   Administrative charges ....................            (11)      --                   (2)    --                (109)        (2)
   Contract surrenders .......................         (4,428)      --                   (7)    --             (11,678)        --
   Participant transfers to other
      Travelers accounts .....................         (4,579)      --              (51,190)    --            (356,815)        --
   Other payments to participants ............             --       --                   --     --                  --         --
                                                      -------   ------             --------    ---          ----------   --------

      Net increase (decrease) in net assets
         resulting from unit transactions ....        427,779    1,000                3,155     --           2,762,227    230,374
                                                      -------   ------             --------    ---          ----------   --------

      Net increase (decrease) in net assets ..        431,110    1,047                   --     --           2,708,490    237,300

NET ASSETS:
      Beginning of year ......................          1,047       --                   --     --             237,300         --
                                                     --------   ------             --------    ---          ----------   --------
      End of year ............................       $432,157   $1,047             $     --    $--          $2,945,790   $237,300
                                                     ========   ======             ========    ===          ==========   ========

                       See Notes to Financial Statements

                                      -39-

                           THE TRAVELLERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                    FOR THE YEARS DECEMBER 31, 2001 AND 2000

                                                                                    LAZARD INTERNATIONAL STOCK
FEDERATED HIGH YIELD PORTFOLIO   FEDERATED STOCK PORTFOLIO   LARGE CAP PORTFOLIO            PORTFOLIO
------------------------------   -------------------------   --------------------   --------------------------
        2001      2000                 2001      2000          2001        2000            2001      2000
      --------   ------              --------   ------       ---------   --------        --------   ------

      $ 29,305   $   87              $  1,475   $    1       $  (1,578)  $   (199)       $ (1,299)  $   13
          (970)      --                10,860       45         (35,717)     3,742           7,408       29

       (32,908)    (153)              (22,920)      --         (26,115)   (10,807)        (43,579)    (100)
      --------   ------              --------   ------       ---------   --------        --------   ------

        (4,573)     (66)              (10,585)      46         (63,410)    (7,264)        (37,470)     (58)
      --------   ------              --------   ------       ---------   --------        --------   ------

       170,915    1,000               513,555    1,000         524,310     74,748         235,085    1,000

       175,700       --               243,113       --          91,721      2,733           9,887       --
            (1)      --                   (10)      --             (88)        (9)             (1)      --
          (438)      --                  (829)      --          (2,723)      (380)           (697)      --

          (165)      --               (24,584)      --        (136,613)        --            (469)      --
            --       --                    --       --              --         --              --       --
      --------   ------              --------   ------       ---------   --------        --------   ------

       346,011    1,000               731,245    1,000         476,607     77,092         243,805    1,000
      --------   ------              --------   ------       ---------   --------        --------   ------

       341,438      934               720,660    1,046         413,197     69,828         206,335      942

           934       --                 1,046       --          77,742      7,914             942       --
      --------   ------              --------   ------       ---------   --------        --------   ------
      $342,372   $  934              $721,706   $1,046       $ 490,939   $ 77,742        $207,277   $  942
      ========   ======              ========   ======       =========   ========        ========   ======

                       See Notes to Financial Statements

                                      -40-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               MFS EMERGING GROWTH PORTFOLIO   MFS MID CAP GROWTH PORTFOLIO   MFS RESEARCH PORTFOLIO
                                               -----------------------------   ----------------------------   ----------------------
                                                      2001        2000                2001       2000             2001       2000
                                                   ---------    --------           ---------    -------         -------    -------

OPERATIONS:
   Net investment income (loss) .............      $  (4,695)   $   (951)          $  (3,427)   $   (30)        $(1,948)   $   (89)
   Realized gain (loss) .....................         92,704       3,464              10,379         73           9,589         (6)
   Change in unrealized gain (loss)
      on investments ........................       (182,412)    (25,646)            (50,517)       (10)        (24,695)    (1,851)
                                                   ---------    --------           ---------    -------         -------    -------

      Net increase (decrease) in net assets
         resulting from operations ..........        (94,403)    (23,133)            (43,565)        33         (17,054)    (1,946)
                                                   ---------    --------           ---------    -------         -------    -------

UNIT TRANSACTIONS:
   Participant purchase payments ............        422,984     167,553             423,263     16,442          27,730     24,494
   Participant transfers from other
      Travelers accounts ....................        135,090      26,998             580,622         --          34,451         --
   Administrative charges ...................            (73)         (8)                (24)        --             (18)        --
   Contract surrenders ......................          3,837        (403)               (836)        --             (16)        --
   Participant transfers to other
   Travelers accounts .......................        (20,938)         --            (195,410)        --          (7,280)        --
   Other payments to participants ...........             --          --                  --         --              --         --
                                                   ---------    --------           ---------    -------         -------    -------

      Net increase (decrease) in net assets
         resulting from unit transactions ...        540,900     194,140             807,615     16,442          54,867     24,494
                                                   ---------    --------           ---------    -------         -------    -------

      Net increase (decrease) in net assets..        446,497     171,007             764,050     16,475          37,813     22,548

NET ASSETS:
   Beginning of year ........................        171,007          --              16,475         --          22,548         --
                                                   ---------    --------           ---------    -------         -------    -------
   End of year ..............................      $ 617,504    $171,007           $ 780,525    $16,475         $60,361    $22,548
                                                   =========    ========           =========    =======         =======    =======

                       See Notes to Financial Statements

                                      -41-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               AIM CAPITAL APPRECIATION
STRATEGIC STOCK PORTFOLIO   TRAVELERS QUALITY BOND PORTFOLIO            PORTFOLIO         ALLIANCE GROWTH PORTFOLIO
-------------------------   --------------------------------   ------------------------   -------------------------
      2001      2000                2001         2000                2001      2000           2001         2000
    --------    ----             ----------    --------            --------    ----        ----------    --------

    $    820     $--             $   33,445    $   (190)           $   (676)    $--        $   (8,596)   $   (655)
      (2,573)     --                    877          31                 119      --            43,919       3,667

          --      --                (46,202)      3,611              14,136      --          (103,874)    (15,313)
    --------     ---             ----------    --------            --------     ---        ----------    --------

      (1,753)     --                (11,880)      3,452              13,579      --           (68,551)    (12,301)
    --------     ---             ----------    --------            --------     ---        ----------    --------

      20,801      --              1,361,847     140,943              87,505      --         1,163,952      46,105

       8,201      --              1,603,287          --             108,013      --           441,378      38,411
          (3)     --                   (103)         --                  --      --              (144)        (27)
          --      --                 15,296          --              (1,710)     --            (5,240)     (1,362)

     (27,246)     --               (142,284)         --                  --      --           (10,597)         --
          --      --                     --          --                  --      --            (6,211)         --
    --------     ---             ----------    --------            --------     ---        ----------    --------

       1,753      --              2,838,043     140,943             193,808      --         1,583,138      83,127
    --------     ---             ----------    --------            --------     ---        ----------    --------

          --      --              2,826,163     144,395             207,387      --         1,514,587      70,826

          --      --                144,395          --                  --      --            84,208      13,382
    --------     ---             ----------    --------            --------     ---        ----------    --------
    $     --     $--             $2,970,558    $144,395            $207,387     $--        $1,598,795    $ 84,208
    ========     ===             ==========    ========            ========     ===        ==========    ========

                       See Notes to Financial Statements

                                      -42-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                PUTNAM DIVERSIFIED INCOME   SMITH BARNEY AGGRESSIVE
                                                   MFS TOTAL RETURN PORTFOLIO            PORTFOLIO              GROWTH PORTFOLIO
                                                   --------------------------   -------------------------   -----------------------
                                                        2001         2000            2001       2000           2001         2000
                                                     ----------    --------        --------    ------       ----------    --------

OPERATIONS:
   Net investment income (loss) ................     $      465    $   (973)       $ 29,581    $   66       $  (18,745)   $ (2,617)
   Realized gain (loss) ........................         12,188          32          (3,893)       --            8,182         432
   Change in unrealized gain (loss)
      on investments ............................        10,529      14,972         (19,843)       89            8,015      18,787
                                                     ----------    --------        --------    ------       ----------    --------

      Net increase (decrease) in net assets
         resulting from operations .............         23,182      14,031           5,845       155           (2,548)     16,602
                                                     ----------    --------        --------    ------       ----------    --------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      3,041,206     170,313         498,050     8,721        2,727,420     133,162
   Participant transfers from other
      Travelers accounts .......................      2,148,149       2,733         127,092        --          877,387      24,266
   Administrative charges ......................           (206)         --              --        --             (192)         (6)
   Contract surrenders .........................        (21,181)         --              --        --          (38,351)         --
   Participant transfers to other
      Travelers accounts .......................       (408,809)         --         (50,845)       --         (154,145)         --
   Other payments to participants ..............        (28,877)         --              --        --               --          --
                                                     ----------    --------        --------    ------       ----------    --------

      Net increase (decrease) in net assets
         resulting from unit transactions ......      4,730,282     173,046         574,297     8,721        3,412,119     157,422
                                                     ----------    --------        --------    ------       ----------    --------

      Net increase (decrease) in net assets           4,753,464     187,077         580,142     8,876        3,409,571     174,024

NET ASSETS:
      Beginning of year ........................        187,077          --           8,876        --          255,067      81,043
                                                     ----------    --------        --------    ------       ----------    --------
      End of year ..............................     $4,940,541    $187,077        $589,018    $8,876       $3,664,638    $255,067
                                                     ==========    ========        ========    ======       ==========    ========

                       See Notes to Financial Statements

                                      -43-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2001 and 2000

SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL ALL   SMITH BARNEY LARGE CAP VALUE        SMITH BARNEY LARGE
        PORTFOLIO              CAP GROWTH PORTFOLIO                   PORTFOLIO            CAPITALIZATION GROWTH PORTFOLIO
------------------------   ------------------------------   ----------------------------   -------------------------------
     2001       2000              2001        2000                2001        2000                2001        2000
    --------    ----            --------    --------            --------    -------            ----------    --------

    $  4,560     $--            $ (2,845)   $   (652)           $   (845)   $  (285)           $   (6,031)   $   (766)
        (285)     --             (17,785)        (56)             10,850      1,087                (3,558)         37

      (5,027)     --             (51,505)    (22,974)            (33,621)     6,219                (3,386)    (10,683)
    --------     ---            --------    --------            --------    -------            ----------    --------

        (752)     --             (72,135)    (23,682)            (23,616)     7,021               (12,975)    (11,412)
    --------     ---            --------    --------            --------    -------            ----------    --------

     236,544      --              81,366     196,697             613,537     18,128               527,893      75,135

     120,837      --              75,270      24,266             344,045      7,944               604,246          --
          (7)     --                 (26)         (1)                (68)        --                  (110)        (17)
      (2,866)     --              (3,797)         --              (2,436)        --                (6,203)         --

          --      --             (38,453)         --             (13,071)        --               (23,781)         --
          --      --                  --          --             (13,354)        --                    --          --
    --------     ---            --------    --------            --------    -------            ----------    --------

     354,508      --             114,360     220,962             928,653     26,072             1,102,045      75,118
    --------     ---            --------    --------            --------    -------            ----------    --------

     353,756      --              42,225     197,280             905,037     33,093             1,089,070      63,706

          --      --             197,280          --              79,950     46,857                76,367      12,661
    --------     ---            --------    --------            --------    -------            ----------    --------
    $353,756     $--            $239,505    $197,280            $984,987    $79,950            $1,165,437    $ 76,367
    ========     ===            ========    ========            ========    =======            ==========    ========

                       See Notes to Financial Statements

                                      -44-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               SMITH BARNEY MID CAP CORE   SMITH BARNEY MONEY MARKET   TRAVELERS MANAGED INCOME
                                                      PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                               -------------------------   -------------------------   ------------------------
                                                    2001        2000          2001           2000            2001      2000
                                                  --------    -------       ----------     --------        --------    ----

OPERATIONS:
   Net investment income (loss) ............      $ (5,130)   $  (712)      $    4,993     $    581        $    595     $--
   Realized gain (loss) ....................          (223)       179               --           --              (7)     --
   Change in unrealized gain (loss)
      on investments .......................        13,358      7,816               --           --          (4,553)     --
                                                  --------    -------       ----------     --------        --------     ---

      Net increase (decrease) in net assets
         resulting from operations .........         8,005      7,283            4,993          581          (3,965)     --
                                                  --------    -------       ----------     --------        --------     ---

UNIT TRANSACTIONS:
   Participant purchase payments ...........       648,478     20,297        2,076,230       56,818         128,527      --
   Participant transfers from other
      Travelers accounts ...................       258,804      7,944          519,770           --         230,392      --
   Administrative charges ..................           (82)       (10)             (42)          (4)             (9)     --
   Contract surrenders .....................        (7,962)        --             (171)          --              --      --
   Participant transfers to other
      Travelers accounts ...................        (7,476)        --         (912,205)     (47,686)             --      --
   Other payments to participants ..........            --         --               --           --              --      --
                                                  --------    -------       ----------     --------        --------     ---

      Net increase (decrease) in net assets
         resulting from unit transactions ..       891,762     28,231        1,683,582        9,128         358,910      --
                                                  --------    -------       ----------     --------        --------     ---

      Net increase (decrease) in net assets        899,767     35,514        1,688,575        9,709         354,945      --

NET ASSETS:
      Beginning of year ....................        83,764     48,250            9,709           --              --      --
                                                  --------    -------       ----------     --------        --------     ---
      End of year ..........................      $983,531    $83,764       $1,698,284     $  9,709        $354,945     $--
                                                  ========    =======       ==========     ========        ========     ===

                       See Notes to Financial Statements

                                      -45-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

VAN KAMPEN ENTERPRISE   COMSTOCK PORTFOLIO -                               ENTERPRISE PORTFOLIO -
     PORTFOLIO            CLASS II SHARES      EMERGING GROWTH PORTFOLIO     CLASS II SHARES
---------------------   --------------------   -------------------------   ----------------------
   2001        2000         2001      2000         2001         2000            2001     2000
 --------    -------     --------     ----       --------    --------         -------    ----

  $  (465)    $  (14)    $   (367)     $--       $ (3,153)   $ (1,008)        $  (20)     $--
    8,428         --       (1,630)      --         (4,476)          2             (5)      --

   (8,792)      (579)       2,954       --        (44,867)    (19,129)          (164)      --
  -------     ------     --------      ---       --------    --------         ------      ---

     (829)      (593)         957       --        (52,496)    (20,135)          (189)      --
  -------     ------     --------      ---       --------    --------         ------      ---

   53,489         --      126,564       --        397,285     106,438          2,000       --

   18,097      5,465      127,572       --        102,890       7,964             --       --
      (17)        --           --       --           (104)        (22)            --       --
       --         --         (540)      --           (356)         --             --       --

       (2)        --      (19,037)      --         (8,668)         --             --       --
       --         --           --       --         (7,954)         --             --       --
  -------     ------     --------      ---       --------    --------         ------      ---

   71,567      5,465      234,559       --        483,093     114,380          2,000       --
  -------     ------     --------      ---       --------    --------         ------      ---

   70,738      4,872      235,516       --        430,597      94,245          1,811       --

    4,872         --           --       --         94,245          --             --       --
  -------     ------     --------      ---       --------    --------         ------      ---
  $75,610     $4,872     $235,516      $--       $524,842    $ 94,245         $1,811      $--
  =======     ======     ========      ===       ========    ========         ======      ===

                        See Notes to Financial Statements

                                      -46-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               SMITH BARNEY SMALL CAP GROWTH   CONTRAFUND(R) PORTFOLIO -   CONTRAFUND(R) PORTFOLIO-
                                                 OPPORTUNITIES PORTFOLIO             SERVICE CLASS               SERVICE CLASS 2
                                               -----------------------------   -------------------------   -------------------------
                                                       2001       2000             2001         2000           2001         2000
                                                      ------      ----            --------    --------      ----------     --------

OPERATIONS:
   Net investment income (loss) ............          $  (29)      $--            $   (756)   $   (754)     $   (8,102)    $   (418)
   Realized gain (loss) ....................              (4)       --             (15,871)      9,063         (33,616)          12
   Change in unrealized gain (loss)
      on investments .......................             177        --               7,510     (14,259)        (29,943)      (2,806)
                                                      ------       ---            --------    --------      ----------     --------

      Net increase (decrease) in net assets
         resulting from operations ............          144        --              (9,117)     (5,950)        (71,661)      (3,212)
                                                      ------       ---            --------    --------      ----------     --------

UNIT TRANSACTIONS:
   Participant purchase payments ...........           2,000        --             101,319          --         641,552      137,477
   Participant transfers from other
      Travelers accounts ...................           3,226        --              58,949       2,733         720,722       32,946
   Administrative charges ..................              --        --                 (20)         --             (74)          (2)
   Contract surrenders .....................              --        --                  --          --          (4,834)      (1,000)
   Participant transfers to other
      Travelers accounts ...................              --        --             (61,528)         --        (224,784)          --
   Other payments to participants ..........              --        --                  --          --              --           --
                                                      ------       ---            --------    --------      ----------     --------

      Net increase (decrease) in net assets
         resulting from unit transactions ..           5,226        --              98,720       2,733       1,132,582      169,421
                                                      ------       ---            --------    --------      ----------     --------

      Net increase (decrease) in net assets            5,370        --              89,603      (3,217)      1,060,921      166,209

NET ASSETS:
      Beginning of year ....................              --        --              70,155      73,372         166,209           --
                                                      ------       ---            --------    --------      ----------     --------
      End of year ..........................          $5,370       $--            $159,758    $ 70,155      $1,227,130     $166,209
                                                      ======       ===            ========    ========      ==========     ========

                        See Notes to Financial Statements

                                      -47-

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

DYNAMIC CAPITAL APPRECIATION   MID CAP PORTFOLIO-SERVICE
 PORTFOLIO - SERVICE CLASS 2            CLASS 2                        COMBINED
----------------------------   --------------------------   ----------------------------
     2001         2000              2001       2000             2001             2000
    -------       ----            --------     ----         ------------    ------------

    $  (163)       $--            $ (1,368)     $--         $ (5,336,309)   $ (5,748,799)
        148         --                (895)      --             (370,212)        231,701

      2,973         --              13,051       --          (35,974,909)    (25,168,937)
    -------        ---            --------      ---         ------------    ------------

      2,958         --              10,788       --          (41,681,430)    (30,686,035)
    -------        ---            --------      ---         ------------    ------------

     30,440         --             151,383       --          131,231,897     132,400,142

        856         --             140,751       --           24,913,966         856,630
         --         --                  (1)      --              (72,865)        (36,181)
         --         --                (103)      --           (8,408,769)     (6,049,126)

       (780)        --                (677)      --          (12,813,897)       (210,788)
         --         --                  --       --           (2,078,285)     (1,033,062)
    -------        ---            --------      ---         ------------    ------------

     30,516         --             291,353       --          132,772,047     125,927,615
    -------        ---            --------      ---         ------------    ------------

     33,474         --             302,141       --           91,090,617      95,241,580

         --         --                  --       --          260,214,872     164,973,292
    -------        ---            --------      ---         ------------    ------------
    $33,474        $--            $302,141      $--         $351,305,489    $260,214,872
    =======        ===            ========      ===         ============    ============

                        See Notes to Financial Statements

                                      -48-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a
     separate account of The Travelers Insurance Company ("The Travelers"), an
     indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD
     III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD III includes the Travelers Index Annuity,
     Travelers Vintage XTRA and Portfolio Architect XTRA Annuity products.

     Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, the investments comprising Fund BD III were:

          Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
          Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
          AIM Variable Insurance Funds, Inc., Delaware business trust
             AIM V.I. Value Fund
          Alliance Variable Product Series Fund, Inc., Maryland business trust
             Premier Growth Portfolio - Class B
          American Variable Insurance Series, Massachusetts business trust
             Global Growth Fund - Class 2
             Growth Fund - Class 2
             Growth-Income Fund - Class 2
          Credit Suisse Warburg Pincus Trust, Massachusetts business trust (formerly Warburg Pincus Trust)
             Credit Suisse Trust Emerging Markets Portfolio (formerly Emerging Markets Portfolio)
          Delaware Group Premium Fund, Inc., Maryland business trust
             REIT Series
          Deutsche Asset Management VIT Funds, Massachusetts business trust
             EAFE(R) Equity Index Fund
             Small Cap Index Fund
          Dreyfus Variable Investment Fund, Maryland business trust
             Appreciation Portfolio - Initial Class
             Small Cap Portfolio - Initial Class
          Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
             Franklin Small Cap Fund - Class 2
             Templeton International Securities Fund - Class 2
          Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
             Appreciation Portfolio
             Diversified Strategic Income Portfolio
             Equity Index Portfolio - Class I Shares
             Equity Index Portfolio - Class II Shares
             Fundamental Value Portfolio (formerly Total Return Portfolio)
          Janus Aspen Series, Delaware business trust
             Aggressive Growth Portfolio - Service Shares
             Balanced Portfolio - Service Shares
             Global Life Sciences Portfolio - Service Shares
             Global Technology Portfolio - Service Shares
             Worldwide Growth Portfolio - Service Shares
          PIMCO Variable Insurance Trust, Massachusetts business trust
             Total Return Bond Portfolio
          Putnam Variable Trust, Massachusetts business trust
             Putnam VT International Growth Fund - Class IB Shares
             Putnam VT Small Cap Value Fund - Class IB Shares
             Putnam VT Voyager II Fund - Class IB Shares

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
             Capital Fund
             Investors Fund
             Small Cap Growth Fund
          Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers
             Smith Barney Large Cap Core Portfolio
             Smith Barney Premier Selections All Cap Growth Portfolio
          The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
             Convertible Bond Portfolio
             Disciplined Mid Cap Stock Portfolio
             Equity Income Portfolio
             Federated High Yield Portfolio
             Federated Stock Portfolio
             Large Cap Portfolio
             Lazard International Stock Portfolio
             MFS Emerging Growth Portfolio
             MFS Mid Cap Growth Portfolio
             MFS Research Portfolio
             Travelers Quality Bond Portfolio
          Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
             AIM Capital Appreciation Portfolio
             Alliance Growth Portfolio
             MFS Total Return Portfolio
             Putnam Diversified Income Portfolio
             Smith Barney Aggressive Growth Portfolio
             Smith Barney High Income Portfolio
             Smith Barney International All Cap Growth Portfolio (formerly Smith Barney International Equity Portfolio)
             Smith Barney Large Cap Value Portfolio
             Smith Barney Large Capitalization Growth Portfolio
             Smith Barney Mid Cap Core Portfolio (formerly Smith Barney Mid Cap Portfolio)
             Smith Barney Money Market Portfolio
             Travelers Managed Income Portfolio
             Van Kampen Enterprise Portfolio
          Van Kampen Life Investment Trust, Delaware business trust
             Comstock Portfolio - Class II Shares
             Emerging Growth Portfolio
             Enterprise Portfolio - Class II Shares
          Variable Annuity Portfolios, Massachusetts business trust, affiliate of The Travelers
             Smith Barney Small Cap Growth Opportunities Portfolio
          Variable Insurance Products Fund II, Massachusetts business trust
             Contrafund(R) Portfolio - Service Class
             Contrafund(R)Portfolio - Service Class 2
          Variable Insurance Products Fund III, Massachusetts business trust
             Dynamic Capital Appreciation Portfolio - Service Class 2
             Mid Cap Portfolio - Service Class 2

     Not all funds may be available in all states or to all contract owners.

     Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
     Travelers Series Trust were combined into Investors Fund of Salomon
     Brothers Variable Series Fund Inc. At the effective date Fund BD III held
     3,039 shares of Strategic Stock Portfolio having a market value of $27,210, which were exchanged for 2,227 shares of Investors Fund equal in value.

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective October 26, 2001, the assets of Disciplined Small Cap Stock
     Portfolio of The Travelers Series Trust were liquidated. At the effective date, Fund BD III held 4,524 shares of Disciplined Small Cap Stock
     Portfolio having a market value of $39,722, which were used to purchase
     39,722 shares of Money Market Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Travelers and are not taxed separately. The
     Travelers is taxed as a life insurance company under the Internal Revenue
     Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD
     III is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Fund BD III adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies.
     It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $144,810,851 and $16,418,490 respectively, for the year ended December
     31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $396,644,787 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $320,809. Gross unrealized depreciation for all investments at December 31, 2001 was $45,587,005.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% and
     1.45% of the amounts held in each funding option for the Standard Death
     Benefit and Enhanced Death Benefit, respectively.

     For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional charge, on an annual basis, of 0.20% of the amounts held in each funding option. This charge is also deducted each business day and reflected in the calculation of accumulation unit values.

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amount held in each funding option.

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.   CONTRACT CHARGES (CONTINUED)

     For the Travelers Index Annuity contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to
     The Travelers to cover contract administrative charges. For the Travelers
     Vintage XTRA and Portfolio Architect XTRA Annuity contracts in the accumulation phase with a contract value less than $100,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

     Participants in the Equity Index Portfolio of the Travelers Index Annuity
     product may elect, at the time of purchase, to obtain a Principal
     Protection Feature. Under this feature, The Travelers will guarantee that the value of the contract after eight years will be at least equal to 115%,
     100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen, as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value.
     Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn.

     No sales charge is deducted from participant purchase payments when they are received. However, for the Travelers Index Annuity Product, The
     Travelers generally assesses a contingent deferred sales charge of up to 6%
     if a participant's purchase payment is surrendered within eight years of its payment date. For the Travelers Vintage XTRA and Portfolio Architect
     XTRA Annuity product, The Travelers generally assesses a contingent deferred sales charge of up to 8% if a participant's purchase payment is surrendered within nine years of its payment date. Contract surrender payments include $392,655 and $393,268 of contingent deferred sales charges for the years ended December 31, 2001 and 2000, respectively.

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY

                                                               DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT
                                                          UNITS        VALUE   NET ASSETS
                                                       ------------   ------   ----------

Capital Appreciation Fund
   Standard Death Benefit...........................     1,770,037    $0.541   $  957,690
   Standard Death Benefit E.S.P. 20.................            --     0.540           --
   Enhanced Death Benefit...........................       797,412     0.539      430,012
   Enhanced Death Benefit E.S.P. 20.................            --     0.538           --

Money Market Portfolio
   Standard Death Benefit...........................     3,881,543     1.158    4,493,993
   Standard Death Benefit E.S.P. 20.................            --     1.156           --
   Enhanced Death Benefit...........................     5,439,464     1.148    6,244,993
   Enhanced Death Benefit E.S.P. 20.................            --     1.146           --

AIM Variable Insurance Funds, Inc
   AIM V.I. Value Fund
      Standard Death Benefit........................       421,659     0.885      373,166
      Standard Death Benefit E.S.P. 20..............            --     0.884           --
      Enhanced Death Benefit........................       227,887     0.884      201,409
      Enhanced Death Benefit E.S.P. 20..............            --     0.883           --

Alliance Variable Product Series Fund, Inc..........
   Premier Growth Portfolio - Class B
      Standard Death Benefit........................       892,135     0.753      672,160
      Standard Death Benefit E.S.P. 20..............            --     0.752           --
      Enhanced Death Benefit........................     1,129,808     0.750      847,564
      Enhanced Death Benefit E.S.P. 20..............            --     0.749           --

American Variable Insurance Series
   Global Growth Fund - Class 2
      Standard Death Benefit........................       358,085     0.880      315,280
      Standard Death Benefit E.S.P. 20..............            --     0.879           --
      Enhanced Death Benefit........................       953,012     0.877      835,468
      Enhanced Death Benefit E.S.P. 20..............            --     0.875           --
   Growth Fund - Class 2
      Standard Death Benefit........................       537,903     0.984      529,381
      Standard Death Benefit E.S.P. 20..............            --     0.983           --
      Enhanced Death Benefit........................     1,418,434     0.980    1,389,936
      Enhanced Death Benefit E.S.P. 20..............            --     0.978           --
   Growth-Income Fund - Class 2
      Standard Death Benefit........................       343,429     1.110      381,289
      Standard Death Benefit E.S.P. 20..............            --     1.109           --
      Enhanced Death Benefit........................     1,207,066     1.105    1,334,364
      Enhanced Death Benefit E.S.P. 20..............         8,328     1.104        9,192

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT
                                                          UNITS        VALUE   NET ASSETS
                                                       ------------   ------   ----------

Credit Suisse Warburg Pincus Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Standard Death Benefit........................      246,451     $0.667    $164,303
      Standard Death Benefit E.S.P. 20..............           --      0.666          --
      Enhanced Death Benefit........................       35,367      0.664      23,499
      Enhanced Death Benefit E.S.P. 20..............           --      0.663          --

Delaware Group Premium Fund
   REIT Series
      Standard Death Benefit........................      169,707      1.258     213,519
      Standard Death Benefit E.S.P. 20..............           --      1.256          --
      Enhanced Death Benefit........................       65,865      1.254      82,594
      Enhanced Death Benefit E.S.P. 20..............           --      1.252          --

Deutsche Asset Management VIT Funds
   EAFE(R) Equity Index Fund
      Standard Death Benefit........................      176,300      0.896     157,898
      Enhanced Death Benefit........................           --      0.888          --
   Small Cap Index Fund
      Standard Death Benefit........................      620,344      1.030     639,100
      Enhanced Death Benefit........................           --      1.022          --

Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Class
      Standard Death Benefit........................      175,799      0.873     153,537
      Standard Death Benefit E.S.P. 20..............           --      0.872          --
      Enhanced Death Benefit........................      121,682      0.870     105,918
      Enhanced Death Benefit E.S.P. 20..............           --      0.869          --
   Small Cap Portfolio - Initial Class
      Standard Death Benefit........................      472,852      0.955     451,618
      Standard Death Benefit E.S.P. 20..............           --      0.954          --
      Enhanced Death Benefit........................      258,340      0.952     245,913
      Enhanced Death Benefit E.S.P. 20..............           --      0.950          --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Standard Death Benefit........................      194,095      0.807     156,540
      Standard Death Benefit E.S.P. 20..............           --      0.805          --
      Enhanced Death Benefit........................      386,790      0.803     310,623
      Enhanced Death Benefit E.S.P. 20..............           --      0.802          --
   Templeton International Securities Fund - Class 2
      Standard Death Benefit........................       49,286      0.884      43,590
      Standard Death Benefit E.S.P. 20..............           --      0.883          --
      Enhanced Death Benefit........................       96,122      0.881      84,648
      Enhanced Death Benefit E.S.P. 20..............           --      0.879          --

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                 DECEMBER 31, 2001
                                                       ------------------------------------
                                                       ACCUMULATION    UNIT
                                                          UNITS        VALUE    NET ASSETS
                                                       ------------   ------   ------------

Greenwich Street Series Fund
   Appreciation Portfolio
      Standard Death Benefit........................        430,775   $0.971   $    418,090
      Standard Death Benefit E.S.P. 20..............             --    0.969             --
      Enhanced Death Benefit........................        456,140    0.966        440,804
      Enhanced Death Benefit........................             --    0.965             --
   Diversified Stratergic Income Portfolio
      Standard Death Benefit........................        155,980    1.030        160,701
      Standard Death Benefit E.S.P. 20..............             --    1.029             --
      Enhanced Death Benefit........................        214,616    1.026        220,164
      Enhanced Death Benefit E.S.P. 20..............             --    1.024             --
   Equity Index Portfolio-Class I Share
      Standard Death Benefit
         0.0000% Principal Protection Fee...........      4,108,571    1.228      5,044,236
         0.8000% Principal Protection Fee...........             --    1.186             --
         0.8500% Principal Protection Fee...........             --    0.992             --
         0.9500% Principal Protection Fee...........             --    1.181             --
         1.0000% Principal Protection Fee...........        703,102    1.072        753,554
         1.1000% Principal Protection Fee...........        207,574    1.171        243,072
         1.1500% Principal Protection Fee...........        739,133    0.786        581,196
         1.3500% Principal Protection Fee...........      2,472,146    1.162      2,873,752
         1.4500% Principal Protection Fee...........      3,356,677    0.970      3,255,590
         1.5000% Principal Protection Fee...........     78,204,552    1.151     90,017,691
         1.6500% Principal Protection Fee...........     51,177,207    0.907     46,422,496
         1.8000% Principal Protection Fee...........    145,663,854    0.829    120,825,658
         1.9000% Principal Protection Fee...........             --    1.137             --
         2.0000% Principal Protection Fee...........         17,881    1.052         18,815
      Enhanced Death Benefit
         0.0000% Principal Protection Fee...........        681,503    1.217        829,538
         0.8000% Principal Protection Fee...........             --    1.176             --
         0.8500% Principal Protection Fee...........             --    0.985             --
         0.9500% Principal Protection Fee...........             --    1.172             --
         1.0000% Principal Protection Fee...........        230,371    1.065        245,257
         1.1000% Principal Protection Fee...........          9,647    1.161         11,200
         1.1500% Principal Protection Fee...........        162,786    0.784        127,638
         1.3500% Principal Protection Fee...........        105,473    1.153        121,638
         1.4500% Principal Protection Fee...........         13,148    0.963         12,662
         1.5000% Principal Protection Fee...........      4,051,968    1.141      4,623,973
         1.6500% Principal Protection Fee...........      5,396,299    0.906      4,888,757
         1.8000% Principal Protection Fee...........      2,268,964    0.826      1,873,444
         1.9000% Principal Protection Fee...........             --    1.128             --
         2.0000% Principal Protection Fee...........        146,996    1.044        153,464
   Equity Index Portfolio - Class II Shares
      Standard Death Benefit........................      1,012,410    0.822        831,936
      Standard Death Benefit E.S.P. 20..............             --    0.820             --
      Enhanced Death Benefit........................        923,288    0.818        755,469
      Enhanced Death Benefit E.S.P. 20..............             --    0.817             --

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                    DECEMBER 31, 2001
                                                           ----------------------------------

                                                           ACCUMULATION    UNIT
                                                              UNITS        VALUE   NET ASSETS
                                                           ------------   ------   ----------

Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Standard Death Benefit............................       422,215    $1.163   $  491,142
      Standard Death Benefit E.S.P. 20..................            --     1.161           --
      Enhanced Death Benefit............................       668,636     1.158      774,544
      Enhanced Death Benefit E.S.P. 20..................            --     1.157           --

Janus Aspen Series
   Aggressive Growth Portfolio - Service Shares
      Standard Death Benefit............................       130,619     0.401       52,423
      Standard Death Benefit E.S.P. 20..................            --     0.401           --
      Enhanced Death Benefit............................       587,522     0.400      235,009
      Enhanced Death Benefit E.S.P. 20..................            --     0.399           --
   Balanced Portfolio - Service Shares
      Standard Death Benefit............................     1,563,586     0.911    1,425,032
      Standard Death Benefit E.S.P. 20..................            --     0.910           --
      Enhanced Death Benefit............................       734,043     0.908      666,771
      Enhanced Death Benefit E.S.P. 20..................            --     0.907           --
   Global Life Sciences Portfolio - Service Shares
      Standard Death Benefit............................       179,330     0.931      167,002
      Standard Death Benefit E.S.P. 20..................            --     0.930           --
      Enhanced Death Benefit............................       331,987     0.928      308,137
      Enhanced Death Benefit E.S.P. 20..................            --     0.927           --
   Global Technology Portfolio - Service Shares
      Standard Death Benefit............................       631,575     0.415      262,134
      Standard Death Benefit E.S.P. 20..................            --     0.414           --
      Enhanced Death Benefit............................       459,241     0.414      189,968
      Enhanced Death Benefit E.S.P. 20..................            --     0.413           --
   Worldwide Growth Portfolio - Service Shares
      Standard Death Benefit............................       919,187     0.609      559,702
      Standard Death Benefit E.S.P. 20..................            --     0.608           --
      Enhanced Death Benefit............................       567,306     0.607      344,283
      Enhanced Death Benefit E.S.P. 20..................            --     0.606           --

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Standard Death Benefit............................     1,027,250     1.053    1,081,586
      Standard Death Benefit E.S.P. 20..................            --     1.051           --
      Enhanced Death Benefit............................     1,184,780     1.051    1,245,782
      Enhanced Death Benefit E.S.P. 20..................            --     1.050           --

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Standard Death Benefit............................       172,126     0.857      147,552
      Standard Death Benefit E.S.P. 20..................            --     0.856           --
      Enhanced Death Benefit............................       167,986     0.856      143,812
      Enhanced Death Benefit E.S.P. 20 C180.............            --     0.855           --

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                               ----------------------------------
                                                               ACCUMULATION   UNIT
                                                                  UNITS       VALUE    NET ASSETS
                                                               ------------   ------   ----------

Putnam Variable Trust (continued)
   Putnam VT Small Cap Value Fund - Class IB Shares
      Standard Death Benefit ..............................       218,519     $1.088   $  237,855
      Standard Death Benefit E.S.P. 20 ....................            --      1.087           --
      Enhanced Death Benefit ..............................       219,720      1.087      238,842
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.086           --
   Putnam VT Voyager II Fund - Class IB Shares
      Standard Death Benefit ..............................        90,017      0.806       72,531
      Standard Death Benefit E.S.P. 20 ....................            --      0.805           --
      Enhanced Death Benefit ..............................        20,854      0.805       16,781
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.804           --

Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Standard Death Benefit ..............................       894,987      1.209    1,082,463
      Standard Death Benefit E.S.P. 20 ....................            --      1.208           --
      Enhanced Death Benefit ..............................     1,352,966      1.204    1,629,447
      Enhanced Death Benefit E.S.P. 20 ....................         7,692      1.203        9,249
   Investors Fund
      Standard Death Benefit ..............................       505,781      1.089      550,775
      Standard Death Benefit E.S.P. 20 ....................            --      1.087           --
      Enhanced Death Benefit ..............................       688,342      1.084      746,449
      Enhanced Death Benefit E.S.P. 20 ....................         8,469      1.083        9,170
   Small Cap Growth Fund
      Standard Death Benefit ..............................       166,046      1.278      212,181
      Standard Death Benefit E.S.P. 20 ....................            --      1.276           --
      Enhanced Death Benefit ..............................       396,736      1.272      504,782
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.270           --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio
      Standard Death Benefit ..............................        12,958      0.894       11,580
      Standard Death Benefit E.S.P. 20 ....................            --      0.893           --
      Enhanced Death Benefit ..............................        18,365      0.893       16,390
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.891           --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Standard Death Benefit ..............................         3,327      0.894        2,976
      Standard Death Benefit E.S.P. 20 ....................            --      0.893           --
      Enhanced Death Benefit ..............................        38,292      0.893       34,205
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.892           --

The Travelers Series Trust
   Convertible Bond Portfolio
      Standard Death Benefit ..............................       836,858      1.005      841,076
      Standard Death Benefit E.S.P. 20 ....................            --      1.003           --
      Enhanced Death Benefit ..............................       177,899      1.002      178,201
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.000           --

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                               ----------------------------------
                                                               ACCUMULATION   UNIT
                                                                  UNITS       VALUE    NET ASSETS
                                                               ------------   ------   ----------

The Travelers Series Trust (continued)
   Disciplined Mid Cap Stock Portfolio
      Standard Death Benefit ..............................       213,661     $0.991   $  211,763
      Standard Death Benefit E.S.P. 20 ....................            --      0.990           --
      Enhanced Death Benefit ..............................       223,113      0.988      220,394
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.986           --
   Equity Income Portfolio
      Standard Death Benefit ..............................     1,567,213      1.043    1,634,412
      Standard Death Benefit E.S.P. 20 ....................            --      1.041           --
      Enhanced Death Benefit ..............................     1,262,895      1.038    1,311,378
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.037           --
   Federated High Yield Portfolio
      Standard Death Benefit ..............................        76,897      0.940       72,299
      Standard Death Benefit E.S.P. 20 ....................            --      0.939           --
      Enhanced Death Benefit ..............................       288,209      0.937      270,073
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.936           --
   Federated Stock Portfolio
      Standard Death Benefit ..............................       543,886      1.049      570,365
      Standard Death Benefit E.S.P. 20 ....................            --      1.047           --
      Enhanced Death Benefit ..............................       144,796      1.045      151,341
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.044           --
   Large Cap Portfolio
      Standard Death Benefit ..............................       201,210      0.774      155,706
      Standard Death Benefit E.S.P. 20 ....................            --      0.773           --
      Enhanced Death Benefit ..............................       435,079      0.771      335,233
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.769           --
   Lazard International Stock Portfolio
      Standard Death Benefit ..............................       286,652      0.686      196,720
      Standard Death Benefit E.S.P. 20 ....................            --      0.685           --
      Enhanced Death Benefit ..............................        15,435      0.684       10,557
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.683           --
   MFS Emerging Growth Portfolio
      Standard Death Benefit ..............................       376,108      0.710      267,043
      Standard Death Benefit E.S.P. 20 ....................            --      0.709           --
      Enhanced Death Benefit ..............................       495,736      0.707      350,461
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.706           --
   MFS Mid Cap Growth Portfolio
      Standard Death Benefit ..............................       619,700      0.737      456,928
      Standard Death Benefit E.S.P. 20 ....................            --      0.736           --
      Enhanced Death Benefit ..............................       440,334      0.735      323,597
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.734           --

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                               ----------------------------------
                                                               ACCUMULATION   UNIT
                                                                  UNITS       VALUE    NET ASSETS
                                                               ------------   ------   ----------

The Travelers Series Trust  (continued)
   MFS Research Portfolio
      Standard Death Benefit ..............................       253,154     $0.808   $  204,591
      Standard Death Benefit E.S.P. 20 ....................            --      0.807           --
      Enhanced Death Benefit ..............................       193,579      0.805      155,770
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.803           --
   Travelers Quality Bond Portfolio
      Standard Death Benefit ..............................     2,094,699      1.108    2,321,588
      Standard Death Benefit E.S.P. 20 ....................            --      1.107           --
      Enhanced Death Benefit ..............................       587,507      1.105      648,970
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.103           --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Standard Death Benefit ..............................        53,578      0.864       46,291
      Standard Death Benefit E.S.P. 20 ....................            --      0.863           --
      Enhanced Death Benefit ..............................       186,705      0.863      161,096
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.862           --
   Alliance Growth Portfolio
      Standard Death Benefit ..............................     1,087,180      0.792      860,727
      Standard Death Benefit E.S.P. 20 ....................            --      0.790           --
      Enhanced Death Benefit ..............................       936,287      0.788      738,068
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.787           --
   MFS Total Return Portfolio
      Standard Death Benefit ..............................     1,997,966      1.137    2,272,338
      Standard Death Benefit E.S.P. 20 ....................            --      1.136           --
      Enhanced Death Benefit ..............................     2,348,284      1.132    2,659,235
      Enhanced Death Benefit E.S.P. 20 ....................         7,931      1.131        8,968
   Putnam Diversified Income Portfolio
      Standard Death Benefit ..............................       499,291      1.020      509,104
      Standard Death Benefit E.S.P. 20 ....................            --      1.018           --
      Enhanced Death Benefit ..............................        78,635      1.016       79,914
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.015           --
   Smith Barney Aggressive Growth Portfolio
      Standard Death Benefit ..............................       986,917      1.306    1,288,652
      Standard Death Benefit E.S.P. 20 ....................            --      1.304           --
      Enhanced Death Benefit ..............................     1,820,456      1.300    2,366,769
      Enhanced Death Benefit E.S.P. 20 ....................         7,100      1.298        9,217
   Smith Barney High Income Portfolio
      Standard Death Benefit ..............................       100,742      0.873       87,986
      Standard Death Benefit E.S.P. 20 ....................            --      0.872           --
      Enhanced Death Benefit ..............................       305,604      0.870      265,770
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.868           --

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                               ----------------------------------
                                                               ACCUMULATION   UNIT
                                                                  UNITS       VALUE    NET ASSETS
                                                               ------------   ------   ----------

Travelers Series Fund Inc. (continued)
   Smith Barney International All Cap Growth Portfolio
      Standard Death Benefit ..............................       252,361     $0.627   $  158,242
      Standard Death Benefit E.S.P. 20 ....................            --      0.626           --
      Enhanced Death Benefit ..............................       130,148      0.624       81,263
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.623           --
   Smith Barney Large Cap Value Portfolio
      Standard Death Benefit ..............................       296,057      1.008      298,524
      Standard Death Benefit E.S.P. 20 ....................            --      1.007           --
      Enhanced Death Benefit ..............................       657,150      1.004      659,772
      Enhanced Death Benefit E.S.P. 20 ....................        26,626      1.002       26,691
   Smith Barney Large Capitalization Growth Portfolio
      Standard Death Benefit ..............................       318,778      0.863      274,989
      Standard Death Benefit E.S.P. 20 ....................            --      0.861           --
      Enhanced Death Benefit ..............................     1,026,339      0.859      881,545
      Enhanced Death Benefit E.S.P. 20 ....................        10,382      0.858        8,903
   Smith Barney Mid Cap Core Portfolio
      Standard Death Benefit ..............................       253,170      1.203      304,522
      Standard Death Benefit E.S.P. 20 ....................            --      1.201           --
      Enhanced Death Benefit ..............................       544,002      1.198      651,516
      Enhanced Death Benefit E.S.P. 20 ....................        22,991      1.196       27,493
   Smith Barney Money Market Portfolio
      Standard Death Benefit ..............................       353,751      1.075      380,439
      Standard Death Benefit E.S.P. 20 ....................            --      1.074           --
      Enhanced Death Benefit ..............................     1,230,681      1.071    1,317,845
      Enhanced Death Benefit E.S.P. 20 ....................            --      1.069           --
   Travelers Managed Income Portfolio
      Standard Death Benefit ..............................        99,793      1.116      111,408
      Standard Death Benefit E.S.P. 20 ....................            --      1.115           --
      Enhanced Death Benefit ..............................       211,077      1.112      234,628
      Enhanced Death Benefit E.S.P. 20 ....................         8,027      1.110        8,909
   Van Kampen Enterprise Portfolio
      Standard Death Benefit ..............................        10,867      0.753        8,180
      Standard Death Benefit E.S.P. 20 ....................            --      0.752           --
      Enhanced Death Benefit ..............................        89,971      0.749       67,430
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.748           --

   Van Kampen Life Investment Trust
      Comstock Portfolio - Class II Shares
      Standard Death Benefit ..............................       167,638      0.914      153,163
      Standard Death Benefit E.S.P. 20 ....................            --      0.912           --
      Enhanced Death Benefit ..............................        90,258      0.912       82,353
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.911           --
   Emerging Growth Portfolio
      Standard Death Benefit ..............................       275,388      0.834      229,552
      Standard Death Benefit E.S.P. 20 ....................            --      0.832           --
      Enhanced Death Benefit ..............................       355,795      0.830      295,290
      Enhanced Death Benefit E.S.P. 20 ....................            --      0.829           --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                               ------------------------------------
                                                               ACCUMULATION   UNIT
                                                                  UNITS       VALUE     NET ASSETS
                                                               ------------   ------   ------------

Van Kampen Life Investment Trust (continued)
   Enterprise Portfolio - Class II Shares
      Standard Death Benefit ...............................           --     $0.908   $         --
      Standard Death Benefit E.S.P. 20 .....................           --      0.907             --
      Enhanced Death Benefit ...............................        2,000      0.907          1,811
      Enhanced Death Benefit E.S.P. 20 .....................           --      0.906             --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Standard Death Benefit ...............................           --      0.945             --
      Standard Death Benefit E.S.P. 20 .....................           --      0.944             --
      Enhanced Death Benefit ...............................        5,693      0.944          5,370
      Enhanced Death Benefit E.S.P. 20 .....................           --      0.943             --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class
      Standard Death Benefit ...............................       73,693      0.905         66,679
      Standard Death Benefit E.S.P. 20 .....................           --      0.903             --
      Enhanced Death Benefit ...............................      103,317      0.901         93,079
      Enhanced Death Benefit E.S.P. 20 .....................           --      0.900             --
Contrafund(R)Portfolio - Service Class 2
      Standard Death Benefit ...............................      869,188      0.796        692,011
      Standard Death Benefit E.S.P. 20 .....................           --      0.795             --
      Enhanced Death Benefit ...............................      674,383      0.793        535,119
      Enhanced Death Benefit E.S.P. 20 .....................           --      0.792             --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2
      Standard Death Benefit ...............................           --      0.843             --
      Standard Death Benefit E.S.P. 20 .....................           --      0.842             --
      Enhanced Death Benefit ...............................       39,739      0.842         33,474
      Enhanced Death Benefit E.S.P. 20 .....................           --      0.841             --
   Mid Cap Portfolio - Service Class 2
      Standard Death Benefit ...............................      107,418      1.028        110,439
      Standard Death Benefit E.S.P. 20 .....................           --      1.027             --
      Enhanced Death Benefit ...............................      186,709      1.027        191,702
      Enhanced Death Benefit E.S.P. 20 .....................           --      1.025             --
                                                                                       ------------

   Net Contract Owners' Equity .............................                           $351,305,489
                                                                                       ============

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS

                                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                             ---------------------------------------------------
                                                                               NO. OF       MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE       PURCHASES    FROM SALES
                                                                             ----------   -----------   -----------   ----------

INVESTMENTS

   CAPITAL APPRECIATION FUND (0.4%)
         Total (Cost $1,590,611)                                                 23,016   $ 1,387,874   $ 1,528,764   $   84,518
                                                                             ----------   -----------   -----------   ----------

   MONEY MARKET PORTFOLIO (3.0%)
         Total (Cost $10,734,600)                                            10,734,600    10,734,600    15,433,395    5,029,783
                                                                             ----------   -----------   -----------   ----------

   AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
      AIM V.I. Value Fund
         Total (Cost $575,202)                                                   24,610       574,645       594,239       18,078
                                                                             ----------   -----------   -----------   ----------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
      Premier Growth Portfolio - Class B
         Total (Cost $1,688,794)                                                 60,797     1,519,915     1,400,000      110,760
                                                                             ----------   -----------   -----------   ----------

   AMERICAN VARIABLE INSURANCE SERIES (1.4%)
      Global Growth Fund - Class 2 (Cost $1,182,816)                             86,016     1,150,895     1,085,739       38,871
      Growth Fund - Class 2 (Cost $2,107,082)                                    43,547     1,919,559     1,640,012       37,068
      Growth-Income Fund - Class 2 (Cost $1,712,477)                             54,625     1,725,066     1,561,393       15,985
                                                                             ----------   -----------   -----------   ----------
         Total (Cost $5,002,375)                                                184,188     4,795,520     4,287,144       91,924
                                                                             ----------   -----------   -----------   ----------

   CREDIT SUISSE WARBURG PINCUS TRUST (0.1%)
      Credit Suisse Trust Emerging Markets Portfolio
         Total (Cost $212,409)                                                   22,280       187,824       213,126        1,469
                                                                             ----------   -----------   -----------   ----------

   DELAWARE GROUP PREMIUM FUND (0.1%)
      REIT Series
         Total (Cost $284,347)                                                   25,312       296,148       300,634       25,310
                                                                             ----------   -----------   -----------   ----------

   DEUTSCHE ASSET MANAGEMENT VIT FUNDS (0.2%)
      EAFE(R)Equity Index Fund (Cost $217,750)                                   18,822       157,916        78,426       35,669
      Small Cap Index Fund (Cost $651,481)                                       59,569       639,174       180,027       37,193
                                                                             ----------   -----------   -----------   ----------
         Total (Cost $869,231)                                                   78,391       797,090       258,453       72,862
                                                                             ----------   -----------   -----------   ----------

   DREYFUS VARIABLE INVESTMENT FUND (0.3%)
      Appreciation Portfolio - Initial Class (Cost $274,548)                      7,418       259,487       270,907        4,157
      Small Cap Portfolio - Initial Class (Cost $729,013)                        19,858       697,616       825,121       88,015
                                                                             ----------   -----------   -----------   ----------
         Total (Cost $1,003,561)                                                 27,276       957,103     1,096,028       92,172
                                                                             ----------   -----------   -----------   ----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.2%)
      Franklin Small Cap Fund - Class 2 (Cost $452,923)                          26,175       467,221       431,980        1,368
         Templeton International Securities Fund - Class 2 (Cost $145,289)       10,925       128,254       160,752       25,867
                                                                             ----------   -----------   -----------   ----------
         Total (Cost $598,212)                                                   37,100       595,475       592,732       27,235
                                                                             ----------   -----------   -----------   ----------

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                             ----------------------------------------------------
                                                                                NO. OF       MARKET        COST OF      PROCEEDS
                                                                                SHARES       VALUE        PURCHASES    FROM SALES
                                                                             ----------   ------------   -----------   ----------

GREENWICH STREET SERIES FUND (81.7%)
   Appreciation Portfolio (Cost $846,583)                                        39,658   $    858,996   $   846,583   $   28,087
   Diversified Strategic Income Portfolio (Cost $396,853)                        41,721        380,912       528,646      129,259
   Equity Index Portfolio - Class I Shares (Cost $326,542,964)               10,031,718    282,994,773    68,885,797    5,599,753
   Equity Index Portfolio - Class II Shares (Cost $1,622,519)                    56,358      1,587,603     1,858,414      199,208
   Fundamental Value Portfolio (Cost $1,251,138)                                 66,344      1,265,846     1,268,408       16,247
                                                                             ----------   ------------   -----------   ----------
      Total (Cost $330,660,057)                                              10,235,799    287,088,130    73,387,848    5,972,554
                                                                             ----------   ------------   -----------   ----------

JANUS ASPEN SERIES (1.2%)
   Aggressive Growth Portfolio - Service Shares (Cost $305,236)                  13,229        287,470       293,436        3,084
   Balanced Portfolio - Service Shares (Cost $2,159,143)                         89,749      2,092,055     1,732,436       57,998
   Global Life Sciences Portfolio - Service Shares (Cost $464,489)               61,316        475,199       620,673      142,400
   Global Technology Portfolio - Service Shares (Cost $473,756)                 110,823        452,158       548,291       77,432
   Worldwide Growth Portfolio - Service Shares (Cost $1,042,272)                 31,857        904,095       743,755       30,171
                                                                             ----------   ------------   -----------   ----------
      Total (Cost $4,444,896)                                                   306,974      4,210,977     3,938,591      311,085
                                                                             ----------   ------------   -----------   ----------

PIMCO VARIABLE INSURANCE TRUST (0.7%)
   Total Return Bond Portfolio
      Total (Cost $2,359,952)                                                   235,354      2,327,655     2,430,635       71,373
                                                                             ----------   ------------   -----------   ----------

PUTNAM VARIABLE TRUST (0.2%)
   Putnam VT International Growth Fund - Class IB Shares (Cost $286,377)         23,576        291,400     1,416,142    1,138,392
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $440,411)              31,720        476,756       466,103       23,880
   Putnam VT Voyager II Fund - Class IB Shares (Cost $86,923)                    17,972         89,323        88,118          985
                                                                             ----------   ------------   -----------   ----------
      Total (Cost $813,711)                                                      73,268        857,479     1,970,363    1,163,257
                                                                             ----------   ------------   -----------   ----------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (1.3%)
   Capital Fund (Cost $2,692,014)                                               180,231      2,721,489     2,805,750      108,697
   Investors Fund (Cost $1,318,853)                                             102,155      1,306,558     1,361,534       38,748
   Small Cap Growth Fund (Cost $667,940)                                         56,954        717,054       689,515       20,247
                                                                             ----------   ------------   -----------   ----------
      Total (Cost $4,678,807)                                                   339,340      4,745,101     4,856,799      167,692
                                                                             ----------   ------------   -----------   ----------

SMITH BARNEY INVESTMENT SERIES (0.0%)
   Smith Barney Large Cap Core Portfolio (Cost $27,355)                           2,917         27,974        27,444           88
   Smith Barney Premier Selections All Cap Growth Portfolio (Cost $37,657)        3,099         37,186        47,053        8,296
                                                                             ----------   ------------   -----------   ----------
      Total (Cost $65,012)                                                        6,016         65,160        74,497        8,384
                                                                             ----------   ------------   -----------   ----------

THE TRAVELERS SERIES TRUST (3.1%)
   Convertible Bond Portfolio (Cost $1,081,024)                                  90,053      1,019,397     1,190,871      165,500
   Disciplined Mid Cap Stock Portfolio (Cost $441,972)                           28,047        432,211       454,539       12,154
   Disciplined Small Cap Stock Portfolio (Cost $0)                                   --             --        56,101       51,398
   Equity Income Portfolio (Cost $2,984,711)                                    196,541      2,946,153     3,054,130      276,929
   Federated High Yield Portfolio (Cost $375,478)                                40,049        342,416       384,442        9,091
   Federated Stock Portfolio (Cost $744,713)                                     46,870        721,793       784,552       34,195
   Large Cap Portfolio (Cost $527,574)                                           35,528        491,002       664,388      189,277
   Lazard International Stock Portfolio (Cost $250,980)                          22,290        207,301       252,985        2,589
   MFS Emerging Growth Portfolio (Cost $825,642)                                 56,093        617,585       688,722       39,990
   MFS Mid Cap Growth Portfolio (Cost $831,149)                                  79,574        780,622     1,097,705      187,265

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                          -----------------------------------------------------
                                                                           NO. OF        MARKET        COST OF       PROCEEDS
                                                                           SHARES         VALUE       PURCHASES     FROM SALES
                                                                          ---------   ------------   ------------   -----------

THE TRAVELERS SERIES TRUST  (CONTINUED)
   MFS Research Portfolio (Cost $386,951)                                    41,095   $    360,405   $    374,331   $     9,044
   Strategic Stock Portfolio (Cost $0)                                           --             --         30,155        27,372
   Travelers Quality Bond Portfolio (Cost $3,013,500)                       260,835      2,970,909      3,077,857       206,072
                                                                          ---------   ------------   ------------   -----------
      Total (Cost $11,463,694)                                              896,975     10,889,794     12,110,778     1,210,876
                                                                          ---------   ------------   ------------   -----------

TRAVELERS SERIES FUND INC. (4.8%)
   AIM Capital Appreciation Portfolio (Cost $193,278)                        20,295        207,414        249,945        56,295
   Alliance Growth Portfolio (Cost $1,716,878)                               86,666      1,598,994      1,702,328        71,569
   MFS Total Return Portfolio (Cost $4,915,653)                             296,232      4,941,154      5,023,864       260,382
   Putnam Diversified Income Portfolio (Cost $608,840)                       58,732        589,087        660,073        56,131
   Smith Barney Aggressive Growth Portfolio (Cost $3,628,650)               273,107      3,665,101      3,560,998       167,258
   Smith Barney High Income Portfolio (Cost $358,828)                        41,332        353,801        363,035         3,922
   Smith Barney International All Cap Growth Portfolio (Cost $314,012)       20,011        239,533        156,261        44,795
   Smith Barney Large Cap Value Portfolio (Cost $1,013,787)                  52,991        985,110        977,324        36,483
   Smith Barney Large Capitalization Growth Portfolio (Cost $1,178,848)      89,660      1,165,586      1,136,000        39,868
   Smith Barney Mid Cap Core Portfolio (Cost $957,585)                       79,648        983,656        899,809        13,087
   Smith Barney Money Market Portfolio (Cost $1,697,707)                  1,697,707      1,697,707      2,460,875       772,876
   Travelers Managed Income Portfolio (Cost $359,542)                        29,050        354,989        360,658         1,109
   Van Kampen Enterprise Portfolio (Cost $84,992)                             5,803         75,620         80,099           468
                                                                          ---------   ------------   ------------   -----------
      Total (Cost $17,028,600)                                            2,751,234     16,857,752     17,631,269     1,524,243
                                                                          ---------   ------------   ------------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.2%)
   Comstock Portfolio - Class II Shares (Cost $232,590)                      20,680        235,544        253,846        19,626
   Emerging Growth Portfolio (Cost $588,904)                                 18,509        524,908        499,518        19,551
   Enterprise Portfolio - Class II Shares (Cost $1,975)                         122          1,811          2,000            20
                                                                          ---------   ------------   ------------   -----------
      Total (Cost $823,469)                                                  39,311        762,263        755,364        39,197
                                                                          ---------   ------------   ------------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $5,194)                                                       562          5,371          5,226            28
                                                                          ---------   ------------   ------------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (0.4%)
   Contrafund(R)Portfolio - Service Class (Cost $162,390)                     7,965        159,777        162,419        62,671
   Contrafund(R)Portfolio - Service Class 2 (Cost $1,260,030)                61,364      1,227,281      1,365,287       236,139
                                                                          ---------   ------------   ------------   -----------
      Total (Cost $1,422,420)                                                69,329      1,387,058      1,527,706       298,810
                                                                          ---------   ------------   ------------   -----------

VARIABLE INSURANCE PRODUCTS FUND III (0.1%)
   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (Cost $30,505)                                             5,497         33,478         65,007        34,650
   Mid Cap Portfolio - Service Class 2 (Cost $289,128)                       15,504        302,179        352,253        62,230
                                                                          ---------   ------------   ------------   -----------
      Total (Cost $319,633)                                                  21,001        335,657        417,260        96,880
                                                                          ---------   ------------   ------------   -----------

TOTAL INVESTMENTS (100%)
   (COST $396,644,787)                                                                $351,378,591   $144,810,851   $16,418,490
                                                                                      ============   ============   ===========

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                         FOR THE YEAR ENDED DECEMBER 31, 2001
                                                       ----------------------------------------
                                                        UNITS       UNIT VALUE       NET ASSETS
                                                        (000S)   LOWEST TO HIGHEST     (000S)
                                                       -------   -----------------   ----------

CAPITAL APPRECIATION FUND                                2,567    $0.539 to 0.541     $  1,388
MONEY MARKET PORTFOLIO                                   9,321     1.148 to 1.158       10,739
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                                     650     0.884 to 0.885          575
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Premier Growth Portfolio - Class B                    2,022     0.750 to 0.753        1,520
AMERICAN VARIABLE INSURANCE SERIES
   Global Growth Fund - Class 2                          1,311     0.877 to 0.880        1,151
   Growth Fund - Class 2                                 1,956     0.980 to 0.984        1,919
   Growth-Income Fund - Class 2                          1,559     1.104 to 1.110        1,725
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets Portfolio          282     0.664 to 0.667          188
DELAWARE GROUP PREMIUM FUND
   REIT Series                                             236     1.254 to 1.258          296
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
   EAFE(R)Equity Index Fund                                176              0.896          158
   Small Cap Index Fund                                    620              1.030          639
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Class                  297     0.870 to 0.873          259
   Small Cap Portfolio - Initial Class                     731     0.952 to 0.955          698
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2                       581     0.803 to 0.807          467
   Templeton International Securities Fund - Class 2       145     0.881 to 0.884          128
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                                  887     0.966 to 0.971          859
   Diversified Strategic Income Portfolio                  371     1.026 to 1.030          381
   Equity Index Portfolio - Class I Shares             299,718     0.784 to 1.228      282,924
   Equity Index Portfolio - Class II Shares              1,936     0.818 to 0.822        1,587
   Fundamental Value Portfolio                           1,091     1.158 to 1.163        1,266
JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service Shares            718     0.400 to 0.401          287
   Balanced Portfolio - Service Shares                   2,298     0.908 to 0.911        2,092
   Global Life Sciences Portfolio - Service Shares         511     0.928 to 0.931          475
   Global Technology Portfolio - Service Shares          1,091     0.414 to 0.415          452
   Worldwide Growth Portfolio - Service Shares           1,486     0.607 to 0.609          904
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                           2,212     1.051 to 1.053        2,327
PUTNAM VARIABLE TRUST
   Putnam VT International Growth
      Fund - Class IB Shares                               340     0.856 to 0.857          291
   Putnam VT Small CapValue Fund - Class IB Shares         438     1.087 to 1.088          477
   Putnam VT Voyager II Fund - Class IB Shares             111     0.805 to 0.806           89

          FOR THE YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------
 INVESTMENT      EXPENSE RATIO        TOTAL RETURN
INCOME RATIO   LOWEST TO HIGHEST   LOWEST TO HIGHEST*
------------   -----------------   -------------------

   0.77%        1.40% to 1.60%    (27.26%) to (27.09%)
   2.58%        1.40% to 1.60%         0.88% to 2.39%

   0.35%        1.40% to 1.60%    (11.60%) to (10.70%)

     --         1.40% to 1.60%    (18.74%) to (18.59%)

   0.45%        1.40% to 1.60%    (15.59%) to (15.47%)
   0.33%        1.40% to 1.60%    (19.47%) to (19.34%)
   0.90%        1.40% to 1.80%       (5.45%) to 2.03%

     --         1.40% to 1.60%    (13.38%) to (11.11%)

   0.32%        1.40% to 1.60%         7.09% to 7.25%

     --                  1.40%                (25.70%)
   0.68%                 1.40%                  0.59%

   1.67%        1.40% to 1.60%    (10.77%) to (10.64%)
   0.59%        1.40% to 1.60%      (7.57%) to (4.21%)

   0.15%        1.40% to 1.60%     (16.61%) to (9.22%)
   2.86%        1.40% to 1.60%    (17.28%) to (13.16%)

   1.05%        1.40% to 1.60%      (6.99%) to (5.57%)
   7.76%        1.40% to 1.60%      (0.96%) to (0.10%)
   0.95%        1.40% to 3.60%     (15.26%) to (3.57%)
   0.62%        1.40% to 1.60%     (13.20%) to (9.81%)
   0.34%        1.40% to 1.60%      (7.43%) to (4.36%)

     --         1.40% to 1.60%     (40.56%) to (8.03%)
   2.36%        1.40% to 1.60%      (6.49%) to (6.28%)
     --         1.40% to 1.60%      (18.09%) to 1.09%
   0.38%        1.40% to 1.60%    (38.30%) to (38.24%)
   0.31%        1.40% to 1.60%    (23.84%) to (23.68%)

   2.74%        1.40% to 1.60%         5.10% to 5.72%

     --         1.40% to 1.60%     (14.40%) to (8.64%)
     --         1.40% to 1.60%         5.22% to 8.70%
     --         1.40% to 1.60%     (19.50%) to (9.23%)

                                      -65-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 ---------------------------------------
                                                  UNITS       UNIT VALUE      NET ASSETS
                                                 (000S)   LOWEST TO HIGHEST     (000S)
                                                 ------   -----------------   ----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Capital Fund                                   2,256    $1.203 to 1.209      $2,721
   Investors Fund                                 1,203     1.083 to 1.089       1,306
   Small Cap Growth Fund                            563     1.272 to 1.278         717
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio             31     0.893 to 0.894          28
   Smith Barney Premier Selections All Cap
      Growth Portfolio                               42     0.893 to 0.894          37
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio                     1,015     1.002 to 1.005       1,019
   Disciplined Mid Cap Stock Portfolio              437     0.988 to 0.991         432
   Equity Income Portfolio                        2,830     1.038 to 1.043       2,946
   Federated High Yield Portfolio                   365     0.937 to 0.940         342
   Federated Stock Portfolio                        689     1.045 to 1.049         722
   Large Cap Portfolio                              636     0.771 to 0.774         491
   Lazard International Stock Portfolio             302     0.684 to 0.686         207
   MFS Emerging Growth Portfolio                    871     0.707 to 0.710         618
   MFS Mid Cap Growth Portfolio                   1,060      0735 to 0.737         781
   MFS Research Portfolio                           447     0.805 to 0.808         360
   Travelers Quality Bond Portfolio               2,682     1.105 to 1.108       2,971
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio               240     0.863 to 0.864         207
   Alliance Growth Portfolio                      2,023     0.788 to 0.792       1,599
   MFS Total Return Portfolio                     4,354     1.131 to 1.137       4,941
   Putnam Diversified Income Portfolio              578     1.016 to 1.020         589
   Smith Barney Aggressive Growth Portfolio       2,814     1.298 to 1.306       3,665
   Smith Barney High Income Portfolio               406     0.870 to 0.873         354
   International All Cap Growth Portfolio           383     0.624 to 0.627         239
   Smith Barney Large Cap Value Portfolio           980     1.002 to 1.008         985
   Smith Barney Large Capitalization
      Growth Portfolio                            1,356     0.858 to 0.863       1,165
   Smith Barney Mid Cap Core Portfolio              820     1.196 to 1.203         984
   Smith Barney Money Market Portfolio            1,584     1.071 to 1.075       1,698
   Travelers Managed Income Portfolio               319     1.110 to 1.116         355
   Van Kampen Enterprise Portfolio                  101     0.749 to 0.753          76
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II Shares             258     0.912 to 0.914         236
   Emerging Growth Portfolio                        631     0.830 to 0.834         525
   Enterprise Portfolio - Class II Shares             2              0.907           2
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
      Portfolio                                       6              0.944           5
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio - Service Class           177     0.901 to 0.905         160
   Contrafund(R)Portfolio - Service Class 2       1,544     0.793 to 0.796       1,227
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
      Portfolio - Service Class 2                    40              0.842          33
   Mid Cap Portfolio - Service Class 2              294     1.027 to 1.028         302

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

          FOR THE YEAR ENDED DECEMBER 31, 2001
  -----------------------------------------------------
   INVESTMENT      EXPENSE RATIO        TOTAL RETURN
  INCOME RATIO   LOWEST TO HIGHEST   LOWEST TO HIGHEST*
  ------------   -----------------   ------------------

   1.67%        1.40% to 1.80%       (6.42%) to 2.56%
   1.39%        1.40% to 1.80%       (9.48%) to 1.69%
     --         1.40% to 1.60%       (7.59%) to 3.84%

     --         1.40% to 1.60%    (10.70%) to ( 3.56%)

     --         1.40% to 1.60%    (12.52%) to (10.70%)

   2.98%        1.40% to 1.60%      (2.34%) to (2.24%)
   0.47%        1.40% to 1.60%       (5.54%) to 7.83%
   2.69%        1.40% to 1.60%      (8.14%) to (7.94%)
  22.81%        1.40% to 1.60%       (2.99%) to 0.32%
   1.96%        1.40% to 1.60%       (5.32%) to 0.00%
   0.91%        1.40% to 1.60%    (18.59%) to (18.44%)
   0.28%        1.40% to 1.60%    (27.39%) to (18.91%)
     --         1.40% to 1.60%    (37.21%) to (37.06%)
     --         1.40% to 1.60%    (24.85%) to (24.80%)
   0.06%        1.40% to 1.60%    (23.70%) to (23.56%)
   4.59%        1.40% to 1.60%         5.44% to 5.62%

     --         1.40% to 1.60%      (13.70%) to 0.00%
   0.12%        1.40% to 1.60%    (14.81%) to (14.56%)
   1.53%        1.40% to 1.80%       (1.65%) to 1.62%
  10.68%        1.40% to 1.60%         2.52% to 2.82%
     --         1.40% to 1.80%       (5.59%) to 2.37%
   4.30%        1.40% to 1.60%      (7.84%) to (7.32%)
     --         1.40% to 1.60%    (32.32%) to (32.14%)
   1.33%        1.40% to 1.80%     (9.63%) to (7.86%)

     --         1.40% to 1.80%      (13.93%) to 0.94%
     --         1.40% to 1.80%     (11.39%) to (6.49%)
   2.36%        1.40% to 1.60%         1.03% to 2.10%
   1.37%        1.40% to 1.80%       (1.33%) to 1.55%
     --         1.40% to 1.60%      (22.54%) to 9.77%

     --         1.40% to 1.60%      (8.80%) to (5.87%)
   0.04%        1.40% to 1.60%    (32.58%) to (32.41%)
     --                  1.60%                 (9.30%)

     --                  1.60%                 (5.60%)

   0.55%        1.40% to 1.60%    (13.78%) to (13.56%)
   0.19%        1.40% to 1.60%    (13.90%) to (13.67%)

     --                  1.60%                (15.80%)
     --         1.40% to 1.60%        1.28'% to 2.70%

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    CAPITAL APPRECIATION FUND   MONEY MARKET PORTFOLIO   AIM V.I. VALUE FUND
                                                    -------------------------   ----------------------   -------------------
                                                         2001       2000           2001        2000         2001     2000
                                                       ---------   -------      ----------   --------      -------   ----

Accumulation units beginning of year ............        189,085        --         293,012     87,063           --     --
Accumulation units purchased and
   transferred from other Travelers accounts ....      2,415,836   190,158      15,519,677    352,643      652,618     --
Accumulation units redeemed and
   transferred to other Travelers accounts ......        (37,472)   (1,073)     (6,491,682)  (146,694)      (3,072)    --
                                                       ---------   -------      ----------   --------      -------     --
Accumulation units end of year ..................      2,567,449   189,085       9,321,007    293,012      649,546     --
                                                       =========   =======      ==========   ========      =======     ==

                                                    PREMIER GROWTH PORTFOLIO-
                                                             CLASS B            GLOBAL GROWTH FUND - CLASS 2   GROWTH FUND - CLASS 2
                                                    -------------------------   ----------------------------   ---------------------
                                                         2001       2000              2001       2000             2001       2000
                                                       ---------   -------          ---------   -------         ---------   -------

Accumulation units beginning of year ............        382,689   172,876            111,113    35,494           391,921    32,012
Accumulation units purchased and
   transferred from other Travelers accounts ....      1,772,289   209,854          1,243,836    75,943         1,639,469   359,938
Accumulation units redeemed and
   transferred to other Travelers accounts ......       (133,035)      (41)           (43,852)     (324)          (75,053)      (29)
                                                       ---------   -------          ---------   -------         ---------   -------
Accumulation units end of year ..................      2,021,943   382,689          1,311,097   111,113         1,956,337   391,921
                                                       =========   =======          =========   =======         =========   =======

                                                                                   CREDIT SUISSE TRUST EMERGING
                                                    GROWTH-INCOME FUND - CLASS 2         MARKETS PORTFOLIO          REIT SERIES
                                                    ----------------------------   ----------------------------   ---------------
                                                          2001        2000                 2001      2000          2001      2000
                                                        ---------   --------              -------   -----         -------   -----

Accumulation units beginning of year ............         158,718         --                1,000      --           8,111      --
Accumulation units purchased and
   transferred from other Travelers accounts ....       1,412,301    158,726              280,818   1,000         235,016   8,111
Accumulation units redeemed and
   transferred to other Travelers accounts ......         (12,196)        (8)                  --      --          (7,555)     --
                                                        ---------   --------              -------   -----         -------   -----
Accumulation units end of year ..................       1,558,823    158,718              281,818   1,000         235,572   8,111
                                                        =========   ========              =======   =====         =======   =====

                                                                                                         DREYFUS APPRECIATION
                                                    EAFE(R)EQUITY INDEX FUND   SMALL CAP INDEX FUND   PORTFOLIO - INITIAL CLASS
                                                    ------------------------   --------------------   -------------------------
                                                        2001      2000            2001       2000           2001      2000
                                                       -------   -------         -------   -------         -------   -----

Accumulation units beginning of year ............      136,061    86,483         495,755   379,973           7,817      --
Accumulation units purchased and
   transferred from other Travelers accounts ....       43,225    49,612         138,687   120,231         291,502   7,818
Accumulation units redeemed and
   transferred to other Travelers accounts ......       (2,986)      (34)        (14,098)   (4,449)         (1,838)     (1)
                                                       -------   -------         -------   -------         -------   -----
Accumulation units end of year ..................      176,300   136,061         620,344   495,755         297,481   7,817
                                                       =======   =======         =======   =======         =======   =====

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                        SMALL CAP                           TEMPLETON INTERNATIONAL
                                                        PORTFOLIO -    FRANKLIN SMALL CAP       SECURITIES FUND -
                                                       INITIAL CLASS     FUND - CLASS 2              CLASS 2
                                                     ---------------   ------------------   -----------------------
                                                      2001     2000     2001        2000          2001     2000
                                                     -------   -----   -------     ------       -------   ------

Accumulation units beginning of year .............     1,000      --    19,259         --        15,014       --
Accumulation units purchased and
   transferred from other Travelers accounts .....   810,537   1,000   561,646     19,259       158,871   15,016
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (80,345)     --       (20)        --       (28,477)      (2)
                                                     -------   -----   -------     ------       -------   ------
Accumulation units end of year ...................   731,192   1,000   580,885     19,259       145,408   15,014
                                                     =======   =====   =======     ======       =======   ======

                                                                          DIVERSIFIED
                                                       APPRECIATION     STRATEGIC INCOME   EQUITY INDEX PORTFOLIO -
                                                        PORTFOLIO          PORTFOLIO            CLASS I SHARES
                                                     ----------------   ----------------   -------------------------
                                                      2001      2000      2001      2000      2001          2000
                                                     -------   ------   --------    ----   -----------   -----------

Accumulation units beginning of year .............    27,890       --         --     --    232,601,305   129,870,760
Accumulation units purchased and
   transferred from other Travelers accounts .....   896,849   27,892    493,465     --     77,712,532   108,748,171
Accumulation units redeemed and
   transferred to other Travelers accounts .......   (37,824)      (2)  (122,869)    --    (10,595,985)   (6,017,626)
                                                     -------   ------   --------     --    -----------   -----------
Accumulation units end of year ...................   886,915   27,890    370,596     --    299,717,852   232,601,305
                                                     =======   ======   ========     ==    ===========   ===========

                                                       EQUITY INDEX                        AGGRESSIVE GROWTH
                                                        PORTFOLIO -       FUNDAMENTAL         PORTFOLIO -
                                                      CLASS II SHARES   VALUE PORTFOLIO     SERVICE SHARES
                                                     ----------------   ----------------   -----------------
                                                      2001       2000      2001     2000     2001      2000
                                                     ---------   ----   ---------   ----    -------   ------

Accumulation units beginning of year .............          --    --           --    --      16,276       --
Accumulation units purchased and
   transferred from other Travelers accounts .....   2,207,205    --    1,110,574    --     701,924   16,276
Accumulation units redeemed and
   transferred to other Travelers accounts .......    (271,507)   --      (19,723)   --         (59)      --
                                                     ---------    --    ---------    --     -------   ------
Accumulation units end of year ...................   1,935,698    --    1,090,851    --     718,141   16,276
                                                     =========    ==    =========    ==     =======   ======

                                                                              GLOBAL LIFE
                                                                                SCIENCES       GLOBAL TECHNOLOGY
                                                     BALANCED PORTFOLIO -      PORTFOLIO -         PORTFOLIO -
                                                        SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
                                                     --------------------   ----------------   ------------------
                                                       2001        2000       2001     2000      2001       2000
                                                     ---------    -------   --------   -----   ---------   ------

Accumulation units beginning of year .............     493,338         --      1,000      --      31,577       --
Accumulation units purchased and
   transferred from other Travelers accounts .....   1,864,205    494,340    685,857   1,000   1,295,051   31,578
Accumulation units redeemed and
   transferred to other Travelers accounts .......     (59,914)    (1,002)  (175,540)     --    (235,812)      (1)
                                                     ---------    -------   --------   -----   ---------   ------
Accumulation units end of year ...................   2,297,629    493,338    511,317   1,000   1,090,816   31,577
                                                     =========    =======   ========   =====   =========   ======

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                           WORLDWIDE GROWTH PORTFOLIO -   TOTAL RETURN BOND      PUTNAM VT INTERNATIONAL
                                                  SERVICE SHARES              PORTFOLIO       GROWTH FUND - CLASS IB SHARES
                                           ----------------------------   -----------------   -----------------------------
                                                 2001       2000            2001      2000            2001      2000
                                               ---------   -------        ---------   ----         ----------   ----

Accumulation units beginning of year ...         381,642        --               --     --                 --     --
Accumulation units purchased and
   transferred from other Travelers
      accounts .........................       1,146,859   381,642        2,297,240     --          1,680,265     --
Accumulation units redeemed and
   transferred to other Travelers
      accounts .........................         (42,008)       --          (85,210)    --         (1,340,153)    --
                                               ---------   -------        ---------   ----         ----------   ----
Accumulation units end of year .........       1,486,493   381,642        2,212,030     --            340,112     --
                                               =========   =======        =========   ====         ==========   ====

                                           PUTNAM VT SMALL CAP VALUE   PUTNAM VT VOYAGER II FUND -
                                            FUND - CLASS IB SHARES        CLASS IB SHARES              CAPITAL FUND
                                           -------------------------   ---------------------------   ----------------
                                                 2001     2000                2001     2000            2001      2000
                                                -------   ----               -------   ----          ---------   ----

Accumulation units beginning of year ...             --     --                    --     --                 --     --
Accumulation units purchased and
   transferred from other Travelers
      accounts .........................        455,179     --               112,042     --          2,289,681     --
Accumulation units redeemed and
   transferred to other Travelers
      accounts .........................        (16,940)    --                (1,171)    --            (34,036)    --
                                                -------   ----               -------   ----          ---------   ----
Accumulation units end of year .........        438,239     --               110,871     --          2,255,645     --
                                                =======   ====               =======   ====          =========   ====

                                                                                       SMITH BARNEY LARGE CAP CORE
                                             INVESTORS FUND    SMALL CAP GROWTH FUND            PORTFOLIO
                                           -----------------   ---------------------   ---------------------------
                                               2001     2000       2001     2000              2001    2000
                                            ---------   ----      -------   ----             ------   ----

Accumulation units beginning of year ...           --     --           --     --                 --     --
Accumulation units purchased and
   transferred from other Travelers
      accounts .........................    1,231,190     --      565,271     --             31,326     --
Accumulation units redeemed and
   transferred to other Travelers
      accounts .........................      (28,598)    --       (2,489)    --                 (3)    --
                                            ---------   ----      -------   ----             ------   ----
Accumulation units end of year .........    1,202,592     --      562,782     --             31,323     --
                                            =========   ====      =======   ====             ======   ====

                                           SMITH BARNEY PREMIER SELECTIONS                                DISCIPLINED MID CAP STOCK
                                              ALL CAP GROWTH PORTFOLIO       CONVERTIBLE BOND PORTFOLIO          PORTFOLIO
                                           -------------------------------   --------------------------   -------------------------
                                                    2001     2000                  2001       2000               2001     2000
                                                   -------   ----                ---------   ------            -------   -----

Accumulation units beginning of year ...                --     --                   71,310       --              1,000      --
Accumulation units purchased and
   transferred from other Travelers
      accounts .........................            51,624     --                1,094,882   71,311            445,536   1,000
Accumulation units redeemed and
   transferred to other Travelers
      accounts .........................           (10,005)    --                 (151,435)      (1)            (9,762)     --
                                                   -------   ----                ---------   ------            -------   -----
Accumulation units end of year .........            41,619     --                1,014,757   71,310            436,774   1,000
                                                   =======   ====                =========   ======            =======   =====

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31,2001 AND 2000 (CONTINUED)

                                                    DISCIPLINED SMALL CAP                                  FEDERATED
                                                       STOCK PORTFOLIO      EQUITY INCOME PORTFOLIO   HIGH YIELD PORTFOLIO
                                                    ---------------------   -----------------------   --------------------
                                                          2001    2000          2001       2000          2001     2000
                                                        -------   ----        ---------   -------       -------   -----

Accumulation units beginning of year ............            --     --          209,580        --         1,000      --
Accumulation units purchased and
   transferred from other Travelers accounts ....        53,435     --        3,003,790   209,582       364,749   1,000
Accumulation units redeemed and
   transferred to other Travelers accounts ......       (53,435)    --         (383,262)       (2)         (643)     --
                                                        -------   ----        ---------   -------       -------   -----
Accumulation units end of year ..................            --     --        2,830,108   209,580       365,106   1,000
                                                        =======   ====        =========   =======       =======   =====

                                                                                                      LAZARD INTERNATIONAL
                                                    FEDERATED STOCK PORTFOLIO   LARGE CAP PORTFOLIO     STOCK PORTFOLIO
                                                    -------------------------   -------------------   --------------------
                                                           2001    2000            2001      2000          2001    2000
                                                         -------   -----         --------   ------       -------   -----

Accumulation units beginning of year ............          1,000      --           81,918    7,030         1,000      --
Accumulation units purchased and
   transferred from other Travelers accounts ....        714,943   1,000          753,670   75,265       302,737   1,000
Accumulation units redeemed and
   transferred to other Travelers accounts ......        (27,261)     --         (199,299)    (377)       (1,650)     --
                                                         -------   -----         --------   ------       -------   -----
Accumulation units end of year ..................        688,682   1,000          636,289   81,918       302,087   1,000
                                                         =======   =====         ========   ======       =======   =====

                                                      MFS EMERGING          MFS MID CAP             MFS
                                                    GROWTH PORTFOLIO     GROWTH PORTFOLIO    RESEARCH PORTFOLIO
                                                    -----------------   ------------------   ------------------
                                                      2001     2000        2001      2000       2001     2000
                                                    -------   -------   ---------   ------    -------   ------

Accumulation units beginning of year ............   151,685        --      16,819       --     21,363       --
Accumulation units purchased and
   transferred from other Travelers accounts ....   745,320   151,998   1,373,555   16,819    435,534   21,363
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (25,161)     (313)   (330,340)      --    (10,164)      --
                                                    -------   -------   ---------   ------    -------   ------
Accumulation units end of year ..................   871,844   151,685   1,060,034   16,819    446,733   21,363
                                                    =======   =======   =========   ======    =======   ======

                                                       STRATEGIC      TRAVELERS QUALITY           AIM CAPITAL
                                                    STOCK PORTFOLIO     BOND PORTFOLIO      APPRECIATION PORTFOLIO
                                                    ---------------   -------------------   ----------------------
                                                      2001     2000     2001       2000          2001     2000
                                                    -------    ----   ---------   -------       -------    ----

Accumulation units beginning of year ............        --      --     137,637        --            --     --
Accumulation units purchased and
   transferred from other Travelers accounts ....    27,196      --   2,656,817   137,637       242,301     --
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (27,196)     --    (112,248)       --        (2,018)    --
                                                    -------    ----   ---------   -------       -------   ----
Accumulation units end of year ..................        --      --   2,682,206   137,637       240,283     --
                                                    =======    ====   =========   =======       =======   ====

                                      -70-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      ALLIANCE GROWTH                                    PUTNAM DIVERSIFIED INCOME
                                                         PORTFOLIO          MFS TOTAL RETURN PORTFOLIO          PORTFOLIO
                                                    --------------------    --------------------------   -------------------------
                                                      2001         2000          2001        2000            2001        2000
                                                    ---------     ------       ---------    -------         -------      -----

Accumulation units beginning of year ...........       90,967     11,645         162,353         --           8,948         --
Accumulation units purchased and
   transferred from other Travelers accounts....    1,961,713     80,643       4,620,171    162,353         620,254      8,948
Accumulation units redeemed and
   transferred from other Travelers accounts....      (29,213)    (1,321)       (428,343)        --         (51,276)        --
                                                    ---------     ------       ---------    -------         -------      -----
Accumulation units end of year..................    2,023,467     90,967       4,354,181    162,353         577,926      8,948
                                                    =========     ======       =========    =======         =======      =====

                                                   SMITH BARNEY AGGRESSIVE    SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL
                                                      GROWTH PORTFOLIO              PORTFOLIO             ALL CAP GROWTH PORTFOLIO
                                                   -----------------------    ------------------------   --------------------------
                                                      2001        2000             2001        2000          2001       2000
                                                    ---------    -------         -------       ----         -------    -------

Accumulation units beginning of year ...........      184,799     66,995              --         --        213,739         --
Accumulation units purchased and
   transferred from other Travelers accounts....    2,774,680    117,808         409,551         --        233,018    213,740
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (145,006)        (4)         (3,205)        --        (64,248)        (1)
                                                    ---------    -------         -------       ----        -------    -------
Accumulation units end of year .................    2,814,473    184,799         406,346         --        382,509    213,739
                                                    =========    =======         =======       ====        =======    =======

                                                                                SMITH BARNEY LARGE
                                                   SMITH BARNEY LARGE CAP      CAPITALIZATION GROWTH      SMITH BARNEY MID CAP CORE
                                                       VALUE PORTFOLIO               PORTFOLIO                    PORTFOLIO
                                                   ----------------------      ---------------------      -------------------------
                                                       2001        2000           2001        2000            2001       2000
                                                      -------     ------       ---------     ------         -------     ------

Accumulation units beginning of year ...........       71,969     46,952          76,475     11,616          61,933     41,405
Accumulation units purchased and
   transferred from other Travelers accounts....      936,449     25,017       1,312,263     64,874         771,072     20,535
Accumulation units redeemed and
   transferred to other Travelers accounts .....      (28,585)        --         (33,239)       (15)        (12,842)        (7)
                                                      -------     ------       ---------     ------         -------     ------
Accumulation units end of year .................      979,833     71,969       1,355,499     76,475         820,163     61,933
                                                      =======     ======       =========     ======         =======     ======

                                                   SMITH BARNEY MONEY MARKET   TRAVELERS MANAGED INCOME   VAN KAMPEN ENTERPRISE
                                                          PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                   -------------------------   ------------------------   ---------------------
                                                       2001        2000             2001       2000         2001         2000
                                                     ---------    -------          -------     ----        -------      -----

Accumulation units beginning of year ...........         9,253         --               --       --          5,038         --
Accumulation units purchased and
   transferred from other Travelers accounts ...     2,429,405     55,059          318,906       --         95,826      5,038
Accumulation units redeemed and
   transferred to other Travelers accounts .....      (854,226)   (45,806)              (9)      --            (26)        --
                                                     ---------    -------          -------     ----        -------      -----
Accumulation units end of year .................     1,584,432      9,253          318,897       --        100,838      5,038
                                                     =========    =======          =======     ====        =======      =====

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                  COMSTOCK PORTFOLIO -                               ENTERPRISE PORTFOLIO -
                                                    CLASS II SHARES      EMERGING GROWTH PORTFOLIO      CLASS II SHARES
                                                  --------------------   -------------------------   ----------------------
                                                      2001     2000           2001      2000              2001    2000
                                                     -------   ----          -------   ------             -----   ----

Accumulation units beginning of year ..........           --     --           76,536       --                --     --
Accumulation units purchased and
   transferred from other Travelers accounts ..      280,447     --          574,175   76,549             2,000     --
Accumulation units redeemed and
   transferred to other Travelers accounts ....      (22,551)    --          (19,528)     (13)               --     --
                                                     -------   ----          -------   ------             -----   ----
Accumulation units end of year ................      257,896     --          631,183   76,536             2,000     --
                                                     =======   ====          =======   ======             =====   ====

                                                   SMITH BARNEY SMALL CAP
                                                   GROWTH OPPORTUNITIES     CONTRAFUND(R)PORTFOLIO -    CONTRAFUND(R)PORTFOLIO -
                                                        PORTFOLIO               SERVICE CLASS                SERVICE CLASS 2
                                                   ----------------------   ------------------------    ------------------------
                                                         2001   2000              2001     2000               2001        2000
                                                        -----   ----            -------   ------           ---------    -------

Accumulation units beginning of year ..........            --     --             67,010   64,462             180,188         --
Accumulation units purchased and
   transferred from other Travelers accounts ..         5,693     --            174,483    2,548           1,684,856    181,208
Accumulation units redeemed and
   transferred to other Travelers accounts ....            --     --            (64,483)      --            (321,473)    (1,020)
                                                        -----   ----            -------   ------           ---------    -------
Accumulation units end of year ................         5,693     --            177,010   67,010           1,543,571    180,188
                                                        =====   ====            =======   ======           =========    =======

                                                       DYNAMIC CAPITAL
                                                   APPRECIATION PORTFOLIO     MID CAP PORTFOLIO -
                                                     - SERVICE CLASS 2          SERVICE CLASS 2                   COMBINED
                                                   ----------------------     -------------------       --------------------------
                                                        2001    2000              2001      2000             2001          2000
                                                       ------   ----            -------     ----         -----------   -----------

Accumulation units beginning of year ..........            --     --                 --       --         237,667,103   130,914,766
Accumulation units purchased and
   transferred from other Travelers accounts ..        40,851     --            294,923       --         155,759,868   112,972,503
Accumulation units redeemed and
   transferred to other Travelers accounts ....        (1,112)    --               (796)      --         (23,425,562)   (6,220,166)
                                                       ------   ----            -------     ----         -----------   -----------
Accumulation units end of year ................        39,739     --            294,127       --         370,001,409   237,667,103
                                                       ======   ====            =======     ====         ===========   ===========

                                      -72-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and Owners of Variable
Annuity Contracts of The Travelers Fund BD III for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Fund BD III for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of
December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                                            /s/ KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -73-

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD III for Variable Annuities or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund
BD III for Variable Annuities product(s) offered by The Travelers Insurance
Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

FNDBDIII (Annual) (12-01) Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

1

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

For the Year Ended December 31,	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

2

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

At December 31,	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

3

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

For the Year Ended December 31,	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity
From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

4

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

5

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on

6

certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

7

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

8

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the

9

entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life

10

insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over

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a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

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2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year EndedDecember 31, 2001($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	-	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

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At and for the year EndedDecember 31, 2000($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	-	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year EndedDecember 31, 1999($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	-	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

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Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	-	-
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	-	-

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

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4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities:($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

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Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31,($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

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($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

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Net Investment Income

For The Year Ended December 31,($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

For The Year Ended December 31,($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

For The Year Ended December 31,($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the

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Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

For the years ending December 31,	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

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6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

For the year ended December 31,($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

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The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

23

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$-	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	-	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	-—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	-—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	-—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

24

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31,($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

25

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

26

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

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TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct

28

premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

Year Ended December 31,($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

Year Ended December 31,	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

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14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

For The Year Ended December 31,($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

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PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
	b.)	By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

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SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

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INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

33

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

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THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet(1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

35

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

36

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Cededto other companies	Assumed fromother companies	Net amount	Percentage ofamount assumed tonet
2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	-	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$-	$1,728	—

37

                                     PART C

                                Other Information

Item 24.  Financial Statements and Exhibits

(a)     The financial statements of the Registrant and the Report of Independent
        Auditors thereto are contained in the Registrant's Annual Report and are included in the  Statement  of  Additional  Information.  The  financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2001
           Statement of  Operations  for the year ended  December  31, 2001
           Statement  of Changes in Net Assets for the years ended  December 31,
              2001 and 2000
           Statement of  Investments  as of December 31, 2001
           Notes to Financial Statements

         The consolidated financial statements and schedules of The Travelers
         Insurance Company and subsidiaries and the report of Independent
         Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated  Statements  of Income for the years ended  December 31,
           2001,  2000 and 1999
           Consolidated  Balance Sheets as of December 31, 2001 and 2000
           Consolidated   Statements  of   Changes  in   Retained  Earnings  and
              Accumulated  Other Changes in Equity from  Non-Owner  Sources  for the  years  ended  December  31,  2001,  2000 and  1999
           Consolidated Statements of Cash Flows  for  the years  ended December
              31, 2001, 2000 and 1999
           Notes to Consolidated Financial Statements

(b)      EXHIBITS

1.   Resolution of The Travelers Insurance Company Board of Directors
     authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May
     23, 1997.)

2.   Not Applicable.

3(a).Distribution and Principal Underwriting Agreement among the Registrant, The
     Travelers Insurance Company and Travelers Distribution LLC (Incorporated
     herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to
     the Registration Statement on Form N-4, File No. 333-58783 filed February
     26, 2001.)

3(b).Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
     Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File
     No. 333-27689 filed April 6, 2001.)

4.   Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed
     January 15, 1999.)

5.   Application. (Incorporated herein by reference to Exhibit 5 to
     Pre-Effective Amendment No. 2 the Registration Statement on Form N-4, filed
     September 29, 1999.)

6(a).Charter of The Travelers Insurance Company, as amended on October 19, 1994.
     (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20,
      1994. (Incorporated herein by reference to Exhibit 6(b) to the
      Registration Statement on Form N-4, File No. 333-40193, filed
      November 13, 1998.)

8.    Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form
      S-6, File No. 333-96521 filed May 24, 2000.)

9.    Opinion of Counsel as to the legality of securities being registered.
      (Incorporated herein by reference to Exhibit 9 to the Registration
      Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)

10.   Consent of KPMG LLP, Independent Auditors filed herewith.

13.   Computation of Total Return Calculations - Standardized and
      Non-Standardized. (Incorporated herein by reference to Exhibit 13 to
      Pre-Effective Amendment No. 2 the Registration Statement on Form N-4,
      filed September 29, 1999.)

15(a).Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated
      herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 the Registration Statement on Form N-4, File No. 333-27689, filed
      April 12, 2000.)

15(b).Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated
      herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to
      the Registration Statement on Form N-4, File No. 333-70657 filed
      February 26, 2001.)

15(a).Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to
      Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration
      Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

      Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the
      Registration Statement on Form N-4, File No. 333-27689 filed April 19,
      2002.)

Item 25.  Directors and Officers of the Depositor

Name and Principal                                 Positions and Offices
Business Address                                   with Insurance Company
------------------                                 ----------------------

George C. Kokulis*                                 Director, President and Chief Executive Officer
Glenn D. Lammey*                                   Director, Executive Vice President, Chief Financial Officer, Chief
                                                     Accounting Officer
Kathleen A. Preston*                               Director and Executive Vice President
Stuart Baritz***                                   Senior Vice President
Madelyn J. Lankton                                 Senior Vice President and Chief Information Officer
Marla Berman Lewitus*                              Director, Senior Vice President and General Counsel
Brendan Lynch*                                     Senior Vice President
Warren H. May*                                     Senior Vice President
Laura A. Pantaleo***                               Senior Vice President
David A. Tyson*                                    Senior Vice President

Name and Principal                                 Positions and Offices
Business Address                                   with Insurance Company
------------------                                 ----------------------

F. Denney Voss**                                   Senior Vice President
David A. Golino*                                   Vice President and Controller
Donald R. Munson, Jr.*                             Vice President
Deanne Osgood*                                     Vice President
Tim W. Still*                                      Vice President
Linn K. Richardson*                                Second Vice President and Actuary
Paul Weissman*                                     Second Vice President and Actuary
Ernest J. Wright*                                  Vice President and Secretary
Kathleen A. McGah*                                 Assistant Secretary and Deputy General Counsel

Principal Business Address:
*      The Travelers Insurance Company           **    Citigroup Inc.
       One Tower Square                                399 Park Avenue
       Hartford, CT  06183                             New York, N.Y. 10048

***    Travelers Financial Distributors
       2 Tower Center
       East Brunswick, NJ 08816

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

         Incorporated  herein  by  reference  to  Exhibit  16 to  Post-Effective
Amendment No.5 to the  Registration  Statement on Form N-4, File No.  333-27689,
filed April 19, 2002.

Item 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 1072 contract  owners held qualified and  non-qualified contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

(a)          Travelers Distribution LLC
             One Tower Square
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds: The Travelers Fund U for Variable Annuities, The
Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable
Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund
BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The
Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF
for Variable Annuities, The Travelers Separate Account PF II for Variable
Annuities, The Travelers Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable Annuities, The Travelers Separate
Account TM II for Variable Annuities, The Travelers Separate Account Five for
Variable Annuities, The Travelers Separate Account Six for Variable Annuities,
The Travelers Separate Account Seven for Variable Annuities, The Travelers
Separate Account Eight for Variable Annuities, The Travelers Separate Account
Nine for Variable Annuities, The Travelers Separate Account Ten for Variable
Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund
UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life
Insurance, The Travelers Variable Life Insurance Separate Account One, The
Travelers Variable Life Insurance Separate Account Two, The Travelers Variable
Life Insurance Separate Account Three, The Travelers Variable Life Insurance
Separate Account Four, The Travelers Separate Account MGA, The Travelers
Separate Account MGA II, The Travelers Growth and Income Stock Account for
Variable Annuities, The Travelers Quality Bond Account for Variable Annuities,
The Travelers Money Market Account for Variable Annuities, The Travelers Timed
Growth and Income Stock Account for Variable Annuities, The Travelers Timed
Short-Term Bond Account for Variable Annuities and The Travelers Timed
Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity
Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b)   Name and Principal          Positions and Offices
      Busisness Address*          With Underwriter
      ------------------          ---------------------

      Kathleen A. Preston         Board of Manager
      Glenn D. Lammey             Board of Manager
      William F. Scully III       Board of Manager and Vice President

      Donald R. Munson, Jr.       Board of Manager, President, Chief
                                  Executive Officer and Chief Operating Officer
      Anthony Cocolla             Vice President
      Tim W. Still                Vice President
      John M. Laverty             Treasurer and Chief Financial Officer
      Ernest J. Wright            Secretary
      Kathleen A. McGah           Assistant Secretary
      William D. Wilcox           Assistant Secretary
      Ernest J. Wright            Assistant Secretary
      Alison K. George            Chief Compliance Officer
      John J. Williams, Jr.       Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford,
  CT 06183

(c)      Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)          The Travelers Insurance Company
             One Tower Square
             Hartford, Connecticut  06183

Item 31.  MANAGEMENT SERVICES

Not Applicable.

Item 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)  To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)  To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a
     Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 19th day of
April, 2002.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                             By:*GLENN D. LAMMEY
                                ------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer

As required by the Securities Act of 1933, this registration  statement has been signed by the following  persons in the capacities  indicated on the 19th day of
April 2002.

*GEORGE C. KOKULIS                        Director, President and Chief Executive Officer
----------------------                    (Principal Executive Officer)
  (George C. Kokulis)

*GLENN D. LAMMEY                          Director, Chief Financial Officer,
----------------------                    Chief Accounting Officer
  (Glenn D. Lammey)                       (Principal Financial Officer)

*MARLA BERMAN LEWITUS                     Director
----------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON                      Director
----------------------
  (Kathleen A. Preston)

*By:    /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.           Description                                    Method of Filing
--------      -----------                                    ----------------

10.          Consent of KPMG LLP, Independent Auditors       Electronically